Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Trading Symbol	VRS
Entity Registrant Name	VERSO PAPER HOLDINGS LLC
Entity Central Index Key	0001395864
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 10,129		$ 94,795		$ 152,706
Accounts receivable, net	114,227		128,213		107,012
Inventories	140,985		166,876		142,516
Prepaid expenses and other assets	7,930		3,238		3,792
Total current assets	273,271		393,122		406,026
Property, plant, and equipment, net	818,716		934,699		972,711
Reforestation	12,899		13,671		13,826
Intangibles and other assets, net	110,902		102,950		127,350
Goodwill					10,551
Total assets	1,215,788		1,444,442		1,530,464
Current liabilities:
Accounts payable	93,955		110,589		124,774
Accrued liabilities	99,937		139,682		118,923
Total current liabilities	193,892		250,271		243,697
Long-term debt	1,221,919	[1]	1,201,077	[1]	1,172,736	[1]
Other liabilities	46,973		54,278		42,614
Total liabilities	1,462,784		1,505,626		1,459,047
Commitments and contingencies (Note 12)
Equity:
Paid-in-capital	323,378		321,110		318,690
Retained deficit	(548,268)		(353,636)		(231,019)
Accumulated other comprehensive loss	(22,106)		(28,658)		(16,254)
Total (deficit) equity	(246,996)		(61,184)		71,417
Total liabilities and equity	1,215,788		1,444,442		1,530,464
Included in the balance sheet line items above are related-party balances as follows (Note 14):
Accounts receivable			10,016		12,248
Intangibles and other assets, net	23,305		23,305		23,305
Accounts payable			743		808
Accrued liabilities			126
Long-term debt			$ 23,305		$ 23,305

[1]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Sales	$ 373,004	$ 456,836	$ 1,113,561	$ 1,272,207	$ 1,722,489	$ 1,605,316	$ 1,360,854
Costs and expenses:
Cost of products sold - (exclusive of depreciation, amortization, and depletion)	301,833	375,554	962,298	1,066,562	1,460,290	1,410,770	1,242,743
Depreciation, amortization, and depletion	28,138	31,190	91,338	94,182	125,295	127,367	132,682
Selling, general, and administrative expenses	17,499	19,489	56,196	59,739	78,007	70,989	61,655
Goodwill impairment					10,551
Restructuring and other charges	97,018		96,997		24,464		979
Total operating expenses	444,488	426,233	1,206,829	1,220,483	1,698,607	1,609,126	1,438,059
Operating income (loss)	(71,484)	30,603	(93,268)	51,724	23,882	(3,810)	(77,205)
Interest income	(381)	(391)	(1,143)	(1,215)	(1,614)	(124)	(241)
Interest expense	32,043	29,757	94,953	91,572	122,213	122,528	116,130
Other (income) loss, net	(21)	(44)	7,472	25,896	25,812	(734)	(273,796)
Net income (loss)	(103,125)	1,281	(194,550)	(64,529)	(122,529)	(125,480)	80,702
Included in the financial statement line items above are related-party transactions as follows (Notes 14):
Net sales					157,961	175,912	138,760
Purchases included in cost of products sold					6,983	6,213	4,625
Interest income					(1,515)
Interest expense					$ 1,515

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ (103,125)	$ 1,281	$ (194,550)	$ (64,529)	$ (122,529)	$ (125,480)	$ 80,702
Derivative financial instruments:
Effective portion of net unrealized losses		(4,295)	(1,365)	(5,632)	(5,188)	(9,466)	(12,317)
Reclassification from accumulated other comprehensive loss to net income (loss)	409	633	5,564	2,488	2,838	8,786	40,234
Defined benefit pension plan:
Pension liability adjustment					(12,079)	(3,834)	(413)
Defined benefit pension plan amortization of net loss and prior service cost	1,105	392	2,234	1,177	2,002	1,874	1,342
Other		3	119	6	23	(45)	(144)
Other comprehensive income (loss)	1,514	(3,267)	6,552	(1,961)	(12,404)	(2,685)	28,702
Comprehensive income (loss)	$ (101,611)	$ (1,986)	$ (187,998)	$ (66,490)	$ (134,933)	$ (128,165)	$ 109,404

Consolidated Statements Of Changes In Member's Equity (USD $) In Thousands	Total	Paid-in-Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2008	$ 91,704	$ 301,110	$ (167,135)	$ (42,271)
Cash distributions	(15,459)		(15,459)
Contribution from parent	11,712	15,281	(3,569)
Net income (loss)	80,702		80,702
Other comprehensive income (loss)	28,702			28,702
Equity award expense	632	632
Ending balance at Dec. 31, 2009	197,993	317,023	(105,461)	(13,569)
Cash distributions	(78)		(78)
Net income (loss)	(125,480)		(125,480)
Other comprehensive income (loss)	(2,685)			(2,685)
Equity award expense	1,667	1,667
Ending balance at Dec. 31, 2010	71,417	318,690	(231,019)	(16,254)
Net income (loss)	(64,529)		(64,529)
Other comprehensive income (loss)	(1,961)			(1,961)
Equity award expense	1,829	1,829
Ending balance at Sep. 30, 2011	6,756	320,519	(295,548)	(18,215)
Beginning balance at Dec. 31, 2010	71,417	318,690	(231,019)	(16,254)
Cash distributions	(88)		(88)
Net income (loss)	(122,529)		(122,529)
Other comprehensive income (loss)	(12,404)			(12,404)
Equity award expense	2,420	2,420
Ending balance at Dec. 31, 2011	(61,184)	321,110	(353,636)	(28,658)
Cash distributions	(82)		(82)
Contribution from parent	18	18
Net income (loss)	(194,550)		(194,550)
Other comprehensive income (loss)	6,552			6,552
Equity award expense	2,250	2,250
Ending balance at Sep. 30, 2012	$ (246,996)	$ 323,378	$ (548,268)	$ (22,106)

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows From Operating Activities:
Net income (loss)	$ (194,550)		$ (64,529)		$ (122,529)		$ (125,480)		$ 80,702
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization, and depletion	91,338		94,182		132,363		127,367		132,682
Amortization of debt issuance costs	3,697	[1]	3,776	[1]	5,036	[1]	5,290	[1]	5,264	[1]
Accretion of discount on long-term debt	1,288		3,070		4,101		3,721		2,081
Loss (gain) on early extinguishment of debt, net	8,244		26,091		26,091		(255)		(31,266)
Loss (gain) on disposal of fixed assets	(1,406)		214		323		3		533
Restructuring and other charges	75,676
Goodwill impairment					10,551
Equity award expense	2,250		1,829		2,420		1,667		632
Change in unrealized losses on derivatives, net									27,378
Other - net	(1,436)		(1,001)		(6,132)		(4,691)		532
Changes in assets and liabilities:
Accounts receivable	13,986		(17,815)		(21,201)		(2,723)		(21,752)
Inventories	12,128		(56,933)		(24,360)		19,885		27,855
Prepaid expenses and other assets	(5,623)		(5,195)		(801)		8,076		(17,363)
Accounts payable	(17,117)		4,147		(14,185)		23,778		(16,344)
Accrued liabilities	(25,420)		(35,469)		22,885		19,183		(10,799)
Net cash provided by (used in) operating activities	(36,945)		(47,633)		14,562		75,821		180,135
Cash Flows From Investing Activities:
Proceeds from sale of fixed assets	1,562		228		228		453		83
Transfers (to) from restricted cash, net	589		20,453		23,839		(25,073)
Capital expenditures	(46,751)		(67,831)		(90,272)		(73,646)		(34,216)
Net cash used in investing activities	(44,600)		(47,150)		(66,205)		(98,266)		(34,133)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	107,500
Payments on revolving credit facilities	(72,500)
Proceeds from long-term debt	341,191		394,618		394,618		27,438		352,837
Debt issuance costs	(24,265)		(10,838)		(10,800)		(1,971)		(10,270)
Repayments of long-term debt	(354,984)		(389,998)		(389,998)				(442,868)
Cash distributions	(63)				(88)		(78)		(15,459)
Net cash provided by (used in) financing activities	(3,121)		(6,218)		(6,268)		25,389		(115,760)
Change in cash and cash equivalents	(84,666)		(101,001)		(57,911)		2,944		30,242
Cash and cash equivalents at beginning of period	94,795		152,706		152,706		149,762		119,520
Cash and cash equivalents at end of period	$ 10,129		$ 51,705		$ 94,795		$ 152,706		$ 149,762

[1]	Amortization of debt issuance cost is included in interest expense.

Summary of Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Business and Significant Accounting Policies
1.	SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Business — The accompanying consolidated financial statements for Verso Paper Holdings LLC, a Delaware limited liability company, or “Verso Holdings,” include the accounts of Verso Holdings and its subsidiaries. Unless otherwise noted, references to “Company,” “we,” “us,” and “our” refer collectively to Verso Holdings and its subsidiaries. Verso Paper Finance Holdings LLC, or “Verso Finance,” is our sole member and direct parent.

We began operations on August 1, 2006, when we acquired the assets and certain liabilities comprising the business of the Coated and Supercalendered Papers Division of International Paper Company, or “International Paper.” We were formed by affiliates of Apollo Global Management, LLC, or “Apollo,” for the purpose of consummating the acquisition from International Paper, or the “Acquisition.” Verso Paper Corp., of which we are an indirect, wholly owned subsidiary, went public on May 14, 2008, with an initial public offering, “IPO,” of 14 million shares of common stock.

We operate in the following three market segments: coated and supercalendered papers; hardwood market pulp; and other, consisting of specialty papers. Our core business platform is as a producer of coated freesheet, coated groundwood, and uncoated supercalendered papers. These products are used in catalogs, magazines, retail inserts, and commercial print.

Basis of Presentation —This report contains the financial statements of Verso Holdings as of December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010, and 2009. Variable interest entities for which Verso Holdings is the primary beneficiary are also consolidated. All material intercompany balances and transactions are eliminated.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or “GAAP,” requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

Revenue Recognition — Sales are net of rebates, allowances, and discounts. Revenue is recognized when the customer takes title and assumes the risks and rewards of ownership. Revenue is recorded at the time of shipment for terms designated f.o.b. (free on board) shipping point. For sales transactions designated f.o.b. destination, which include export sales, revenue is recorded when the product is delivered to the customer’s site and when title and risk of loss are transferred.

Shipping and Handling Costs — Shipping and handling costs, such as freight to customer destinations, are included in Cost of products sold in the accompanying consolidated statements of operations. These costs, when included in the sales price charged for our products, are recognized in Net sales.

Planned Maintenance Costs — Maintenance costs for major planned maintenance shutdowns in excess of $0.5 million are deferred over the period in which the maintenance shutdowns occur and expensed ratably over the period until the next major planned shutdown, since we believe that operations benefit throughout that period from the maintenance work performed. Other maintenance costs are expensed as incurred.

Environmental Costs and Obligations — Costs associated with environmental obligations, such as remediation or closure costs, are accrued when such costs are probable and reasonably estimable. Such accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental obligations are discounted to their present value when the expected cash flows are reliably determinable.

Equity Compensation — We account for equity awards in accordance with Financial Accounting Standards Board, or “FASB,” Accounting Standards Codification, or “ASC,” Topic 718, Compensation — Stock Compensation. ASC Topic 718 requires employee equity awards to be accounted for under the fair value method. Accordingly, share-based compensation is measured at the grant date based on the fair value of the award. We use the straight-line attribution method to recognize share-based compensation over the service period of the award.

Income Taxes — Verso Holdings is a limited liability corporation and is not subject to federal income taxes. We account for our state income taxes in accordance with ASC Topic 740, Income Taxes.

Fair Value of Financial Instruments — The carrying amounts for cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities, and amounts receivable from or due to related parties approximate fair value due to the short maturity of these instruments. We determine the fair value of our long-term debt based on market information and a review of prices and terms available for similar obligations. See also Note 7, Note 9, Note 12, and Note 13 for additional information regarding the fair value of financial instruments.

Cash and Cash Equivalents — Cash and cash equivalents include highly liquid investments with a maturity of three months or less at the date of purchase.

Inventories and Replacement Parts and Other Supplies — Inventory values include all costs directly associated with manufacturing products: materials, labor, and manufacturing overhead. These values are presented at the lower of cost or market. Costs of raw materials, work-in-progress, and finished goods are determined using the first-in, first-out method. Replacement parts and other supplies are stated using the average cost method and are reflected in Inventories and Intangibles and other assets on the consolidated balance sheet (see also Note 3 and Note 5).

Property, Plant, and Equipment — Property, plant, and equipment is stated at cost, net of accumulated depreciation. Interest is capitalized on projects meeting certain criteria and is included in the cost of the assets. The capitalized interest is depreciated over the same useful lives as the related assets. Expenditures for major repairs and improvements are capitalized, whereas normal repairs and maintenance are expensed as incurred. Interest cost of $3.7 million was capitalized in 2011, and $1.3 million was capitalized in 2010.

Depreciation and amortization are computed using the straight-line method for all assets over the assets’ estimated useful lives. Estimated useful lives are as follows:

Years
Building	20 - 40
Machinery and equipment	10 - 20
Furniture and office equipment	3 - 10
Computer hardware	3 - 6
Leasehold improvements	Over the terms of the lease or the useful life of the improvements

Reforestation — Timberlands are stated at cost, including capitalized costs attributable to reforestation efforts (i.e., costs for site preparation, planting stock, labor, herbicide, fertilizer, and any other costs required to establish timber on land that was previously not forested). From August 1, 2006 (date of Acquisition) through December 31, 2011, we have been primarily engaged in developing our hybrid poplar woodlands. Costs attributable to timberlands are charged against income as trees are cut. The rate charged will be determined annually based on the relationship of incurred costs to estimated current merchantable volume.

Goodwill and Intangible Assets — We account for goodwill and other intangible assets in accordance with ASC Topic 350, Intangibles — Goodwill and Other. Intangible assets primarily consist of trademarks, customer-related intangible assets, and patents obtained through business acquisitions. The useful lives of trademarks were determined to be indefinite and, therefore, these assets are not amortized. Customer-related intangible assets are amortized over their estimated useful lives of approximately twenty-five years. Patents are amortized over their remaining legal lives of ten years. The impairment evaluation of the carrying amount of goodwill and other intangible assets with indefinite lives is conducted annually or more frequently if events or changes in circumstances indicate that an asset might be impaired.

Goodwill is evaluated at the reporting unit level and has been allocated to the “Coated” segment. The evaluation for goodwill impairment is performed by applying a two-step test. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than its carrying amount, goodwill is considered impaired and the loss is measured by performing step two, which involves using a hypothetical purchase price allocation to determine the implied fair value of the goodwill and compare it to the carrying value of the goodwill. An impairment loss is recognized to the extent the implied fair value of the goodwill is less than the carrying amount of the goodwill. In 2011, we recognized a goodwill impairment charge of $10.5 million. We have no goodwill remaining as of December 31, 2011.

Impairment of Long-Lived Assets — Long-lived assets are reviewed for impairment upon the occurrence of events or changes in circumstances that indicate that the carrying value of the assets may not be recoverable, as measured by comparing their net book value to the estimated undiscounted future cash flows generated by their use. Impaired assets are recorded at estimated fair value, determined principally using discounted cash flows.

Allowance for Doubtful Accounts — We maintain an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make required payments. We manage credit risk related to our trade accounts receivable by continually monitoring the creditworthiness of our customers to whom credit is granted in the normal course of business. Trade accounts receivable balances for sales to unaffiliated customers were approximately $113.2 million at December 31, 2011, compared to $87.2 million at December 31, 2010.

We establish our allowance for doubtful accounts based upon factors surrounding the credit risks of specific customers, historical trends, and other information. Based on this assessment, an allowance is maintained that represents what is believed to be ultimately uncollectible from such customers. The allowance for doubtful accounts was approximately $0.9 million at December 31, 2011, compared to $0.8 million at December 31, 2010. Bad debt expense was $0.2 million for each of the years ended December 31, 2011 and 2010, compared to $0.4 million for the year ended December 31, 2009.

Deferred Financing Costs — We capitalize costs incurred in connection with borrowings or establishment of credit facilities. These costs are amortized as an adjustment to interest expense over the life of the borrowing or life of the credit facility using the effective interest method. In the case of early debt principal repayments, we adjust the value of the corresponding deferred financing costs with a charge to interest expense, and similarly adjust the future amortization expense.

Asset Retirement Obligations — In accordance with ASC Topic 410, Asset Retirement and Environmental Obligations, a liability and an asset are recorded equal to the present value of the estimated costs associated with the retirement of long-lived assets where a legal or contractual obligation exists. The liability is accreted over time, and the asset is depreciated over its useful life. Our asset retirement obligations under this standard relate to closure and post-closure costs for landfills. Revisions to the liability could occur due to changes in the estimated costs or timing of closure or possible new federal or state regulations affecting the closure.

On December 31, 2011, we had $0.8 million of restricted cash included in other assets in the accompanying consolidated balance sheet related to an asset retirement obligation in the state of Michigan. This cash deposit is required by the state and may only be used for the future closure of a landfill. The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2011	2010
Asset retirement obligations, January 1	$13,660	$13,300
Accretion expense	816	831
Settlement of existing liabilities	(1,625)	(1,278)
Adjustment to existing liabilities	(1,618)	807

Asset retirement obligations, December 31	$11,233	$13,660

In addition to the above obligations, we may be required to remove certain materials from our facilities, or to remediate in accordance with current regulations that govern the handling of certain hazardous or potentially hazardous materials. At this time, any such obligations have an indeterminate settlement date, and we believe that adequate information does not exist to reasonably estimate any such potential obligations. Accordingly, we will record a liability for such remediation when sufficient information becomes available to estimate the obligation.

Derivative Financial Instruments — Derivative financial instruments are recognized as assets or liabilities in the financial statements and measured at fair value. The effective portion of the changes in the fair value of derivative financial instruments that qualify and are designated as cash flow hedges are recorded in Accumulated other comprehensive loss. Changes in the fair value of derivative financial instruments that are entered into as economic hedges are recognized in current earnings. We use derivative financial instruments to manage our exposure to energy prices and interest rate risk.

Pension Benefits — Pension plans cover substantially all of our employees. The defined benefit plan is funded in conformity with the funding requirements of applicable government regulations. Prior service costs are amortized on a straight-line basis over the estimated remaining service periods of employees. Certain employees are covered by defined contribution plans. Our contributions to these plans are based on a percentage of employees’ compensation or employees’ contributions. These plans are funded on a current basis.

Alternative Fuel Tax Credit — Until December 31, 2009, the United States government provided an excise tax credit to taxpayers for the use of alternative fuel mixtures in their businesses equal to $0.50 per gallon of alternative fuel contained in the mixture. In January and February 2009, the Internal Revenue Service certified that our operations at our Androscoggin and Quinnesec mills qualified for the alternative fuel mixture tax credit. As a result of our use of an alternative fuel mixture containing “black liquor,” a byproduct of pulp production, at our Androscoggin and Quinnesec mills, we recognized $238.9 million of alternative fuel mixture tax credits in the year ended December 31, 2009, including approximately $10 million for claims pending at December 31, 2009. The amount recognized in fiscal 2009 includes amounts received for claims for use of the alternative fuel mixture from September 2008 through December 2009. The tax credit, as it relates to liquid fuels derived from biomass, expired on December 31, 2009.

Recent Accounting Developments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Recent Accounting Developments
2.	RECENT ACCOUNTING DEVELOPMENTS

ASC Topic 220, Comprehensive Income. Accounting Standards Update, or “ASU,” No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, changes the existing guidance on the presentation of comprehensive income. Entities have the option of presenting the components of net income and other comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Entities no longer have the option of presenting the components of other comprehensive income within the statement of changes in stockholders’ equity. ASU No. 2011-05 is effective on a retrospective basis for fiscal years, and interim periods within those years, beginning after December 15, 2011, which for us was the first quarter of 2012. In December 2011, the Financial Accounting Standards Board, or “FASB,” issued ASU No. 2011-12, Comprehensive Income — Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers changes in ASU No. 2011-05 that related to the presentation of reclassification adjustments. The adoption of the remaining guidance provided in ASU No. 2011-05 will result in a change to our current presentation of comprehensive income but will have no impact on our financial condition, results of operations, or cash flows.

ASC Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, provides clarifying guidance on how to measure fair value and additional disclosure requirements. The update does not extend the use of fair value accounting, but does provide guidance on how it should be applied where it is already required or permitted under current GAAP. ASU No. 2011-04 is effective for annual and interim periods beginning after December 15, 2011, which for us was January 1, 2012, and had no impact on our consolidated financial statements.

Other new accounting pronouncements issued but not effective until after September 30, 2012, are not expected to have a significant effect on our consolidated financial statements.

2.	RECENT ACCOUNTING DEVELOPMENTS

ASC Topic 220, Comprehensive Income. Accounting Standards Update, or “ASU,” No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, changes the existing guidance on the presentation of comprehensive income. Entities will have the option of presenting the components of net income and other comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Entities no longer have the option of presenting the components of other comprehensive income within the statement of changes in stockholders’ equity. We have adopted this guidance with retrospective application as of January 1, 2009, and have presented total comprehensive income in our Consolidated Statements of Comprehensive Income and have included conforming changes to our condensed consolidating financial information in Note 19. In December 2011, the Financial Accounting Standards Board, or “FASB,” issued ASU No. 2011-12, “Comprehensive Income – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which defers changes in ASU No. 2011-05 that related to the presentation of reclassification adjustments. The adoption of the remaining guidance provided in ASU No. 2011-05 will result in a change to our current presentation of comprehensive income but will have no impact on our financial condition, results of operations, or cash flows.

ASC Topic 310, Receivables. ASU No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, requires additional disclosures to facilitate financial statement users’ evaluation of (i) the nature of credit risk inherent in an entity’s portfolio of financing receivables, (ii) how that risk is analyzed and assessed in arriving at the allowance for credit losses, and (iii) the changes and reasons for those changes in the allowance for credit losses. The amendments in ASU No. 2010-20 affect all entities with financing receivables, excluding short-term trade accounts receivable or receivables measured at fair value or lower of cost or fair value. ASU No. 2011-01 temporarily deferred the effective date for disclosures related to troubled debt restructurings to coincide with the effective date of a proposed accounting standard update related to troubled debt restructurings. ASU No. 2010-20 became effective for our financial statements as of December 31, 2010, as it relates to disclosures required as of the end of a reporting period. Disclosures that relate to activity during a reporting period are required for our financial statements that include periods beginning on or after January 1, 2011. The adoption of ASU No. 2010-20 had no impact on our consolidated financial statements or disclosures because the new guidance only affects disclosure requirements and all of our trade accounts receivable are short-term.

ASC Topic 350, Intangibles — Goodwill and Other. ASU No. 2011-08, Intangibles — Goodwill and Other (Topic 350): Testing Goodwill for Impairment, is intended to simplify goodwill impairment testing by adding a qualitative review step to assess whether the required quantitative impairment analysis that exists today is necessary. Under the new guidance, an entity will not be required to calculate the fair value of a business that contains recorded goodwill unless it concludes, based on the qualitative assessment, that it is more likely than not that the fair value of that business is less than its book value. If such a decline in fair value is deemed more likely than not to have occurred, then the quantitative goodwill impairment test prescribed by current accounting principles must be completed; otherwise, goodwill is deemed to be not impaired and no further testing is required until the next annual test date (or sooner if conditions or events before that date raise concerns of potential impairment in the business). The amended goodwill impairment guidance does not affect the manner in which a company estimates fair value. ASU No. 2011-08 is effective for annual and interim goodwill impairment tests performed by us beginning January 1, 2012. Earlier adoption is permitted. We do not expect the adoption of this guidance to have any impact on our consolidated financial statements.

ASU No. 2010-28, Intangibles — Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts, modifies Step 1 of the goodwill impairment test. For reporting units with zero or negative carrying amounts, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. Our adoption of ASU No. 2010-28, effective January 1, 2011, did not have an impact on our consolidated financial statements, as it was not more likely than not that a goodwill impairment exists.

ASC Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, provides clarifying guidance on how to measure fair value and additional disclosure requirements. The update does not extend the use of fair value accounting, but does provide guidance on how it should be applied where it is already required or permitted under current GAAP. ASU No. 2011-04 is effective for annual and interim periods beginning after December 15, 2011, which for us is January 1, 2012, and will not have a material impact on our consolidated financial statements.

ASU No. 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, provides guidance relating to fair value measurement disclosures. This guidance was effective for interim or annual reporting periods beginning after December 15, 2009, except for certain Level 3 disclosures, which were effective for interim or annual reporting periods beginning after December 15, 2010. Because ASU No. 2010-06 only affected disclosure requirements, our adoption of the initial requirements for the quarterly period ended March 31, 2010, and our adoption of the remaining provisions for the quarterly period ended March 31, 2011, had no impact on our consolidated financial statements.

Other new accounting pronouncements issued but not effective until after December 31, 2011, are not expected to have a significant effect on our consolidated financial statements.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories
3.	INVENTORIES

Inventories by major category included the following:

	December 31,
(Dollars in thousands)	2011	2010
Raw materials	$27,953	$27,709
Woodyard logs	5,931	3,863
Work-in-process	19,120	16,416
Finished goods	87,585	67,817
Replacement parts and other supplies	26,287	26,711

Inventories	$166,876	$142,516

Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant, and Equipment
4.	PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment were as follows:

	December 31,
(Dollars in thousands)	2011	2010
Land and land improvements	$37,101	$37,346
Building and leasehold improvements	188,201	181,985
Machinery, equipment, and other	1,330,275	1,244,153
Construction-in-progress	31,955	38,640

Property, plant, and equipment, gross	1,587,532	1,502,124

Accumulated depreciation	(652,833)	(529,413)

Property, plant, and equipment, net	$934,699	$972,711

Depreciation expense for the year ended December 31, 2011 was $130.5 million. This includes $7.1 million of accelerated depreciation of property, plant, and equipment over a reduced remaining useful life due to the permanent shutdown of three paper machines, which is presented in Restructuring and other charges on the consolidated statements of operations. Depreciation expense was $124.9 million and $125.2 million for the years ended December 31, 2010, and 2009, respectively.

Intangibles and Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Intangibles and Other Assets
4.	INTANGIBLES AND OTHER ASSETS

Intangibles and other assets consist of the following:

(Dollars in thousands)	September 30, 2012	December 31, 2011
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $7.3 million on September 30, 2012, and $6.7 million on December 31, 2011	$6,020	$6,620
Patents, net of accumulated amortization of $0.7 million on September 30, 2012, and $0.6 million on December 31, 2011	440	526

Total amortizable intangible assets	6,460	7,146

Unamortizable intangible assets:
Trademarks	18,116	21,473
Other assets:
Financing costs, net of accumulated amortization of $7.0 million on September 30, 2012, and $16.1 million on December 31, 2011	35,248	24,093
Deferred major repair	14,769	12,294
Replacement parts, net	3,069	4,257
Loan to affiliate	23,305	23,305
Restricted cash	2,972	3,560
Other	6,963	6,822

Total other assets	86,326	74,331

Intangibles and other assets	$110,902	$102,950

Certain previously reported amounts have been reclassified to agree with current presentation.

In the third quarter of 2012, we completed a comprehensive assessment of the damage resulting from the fire and explosion at our paper mill in Sartell, Minnesota, and announced the decision to permanently close the mill. As a result of the closure, we performed an interim impairment analysis of our trademarks, which resulted in an impairment charge of $3.4 million, based on a projected reduction of revenues primarily as a result of a reduction in production capacity. The trademarks impairment charge is included in Restructuring and other charges on our accompanying condensed consolidated statements of operations (see also Note 10).

Amortization expense of intangibles was $0.2 million and $0.7 million for the three-month and nine-month periods ended September 30, 2012, respectively, compared to $0.3 million and $0.8 million for the three-month and nine-month periods ended September 30, 2011, respectively.

The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2012	$229
2013	815
2014	715
2015	615
2016	567

5.	INTANGIBLES AND OTHER ASSETS

Intangibles and other assets consist of the following:

	December 31,
(Dollars in thousands)	2011	2010
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $6.7 million on December 31, 2011, and $5.7 million on December 31, 2010	$6,620	$7,570
Patents, net of accumulated amortization of $0.6 million on December 31, 2011, and $0.5 million on December 31, 2010	526	641

Total amortizable intangible assets	7,146	8,211

Unamortizable intangible assets:
Trademarks	21,473	21,473
Other assets:
Financing costs, net of accumulated amortization of $16.1 million on December 31, 2011, and $18.5 million on December 31, 2010	24,093	24,800
Deferred major repair	12,294	12,009
Deferred software cost, net of accumulated amortization of $0.8 million on December 31, 2011, and December 31, 2010	725	414
Replacement parts, net	4,257	4,535
Loan to affiliate	23,305	23,305
Restricted cash	3,560	27,399
Other	6,097	5,204

Total other assets	74,331	97,666

Intangibles and other assets	$102,950	$127,350

Amounts reflected in depreciation, amortization, and depletion expense related to intangibles and other assets are as follows:

(Dollars in thousands)	2011	2010	2009
Intangible amortization	$1,065	$1,265	$1,415
Software amortization	$483	940	1,880

The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2012	$915
2013	815
2014	715
2015	615
2016	567

During the fiscal quarter ended September 30, 2011, based on a combination of factors, including the difficult market conditions which have resulted in a decline in customer demand and excess capacity in the coated paper markets and high raw material, energy, and distribution costs which have challenged the profitability of our products, we concluded that sufficient indicators existed to require us to perform an interim goodwill impairment analysis as of September 30, 2011. During the fourth quarter of 2011, we completed the second step of the goodwill impairment test by comparing the fair value of the reporting unit to the fair value of its identifiable assets and liabilities to determine the implied fair value of goodwill. Upon finalizing our analysis, we determined that the carrying value of the “Coated” reporting unit exceeded its fair value, and we recognized a goodwill impairment charge of $10.5 million. The fair value of the reporting unit was estimated using the expected present value of the reporting unit’s future cash flows, public company trading multiples and comparable transaction multiples for recent industry transactions. Inputs into these methods use information that is not generally observable (Level 3 inputs). The present value of our future cash flows was based on our estimates of future revenue, expected manufacturing and operating costs including changes in working capital and capital expenditures. These assumptions were determined by management utilizing our internal operating plan, growth rates for revenues and operating expenses, and margin assumptions. An additional key assumption under this approach is the discount rate, which was derived from our analysis of the weighted average cost of capital of representative public companies. Public company trading multiples and comparable recent transaction multiples are based on information derived from public company data and business acquisitions that would be considered representative of the industry. The results of these methods are weighted based on management’s evaluation of the relevance of each approach, with the income approach receiving the greatest weighting. Also as part of the second step of the goodwill impairment test, we estimated the fair value of the identifiable assets and liabilities of the reporting unit, which involves the use of unobservable inputs. The more significant estimates relate to machinery and equipment and identifiable intangible assets. The fair value of machinery and equipment was developed based on estimated replacement cost less depreciation factors for deterioration. Fair values of the identifiable intangible assets include our customer relationship assets and trade names and are based on future cash flows attributed to these assets discounted to their present value.

We may also be required to periodically measure certain other assets at fair value on a nonrecurring basis, including long-lived assets and other intangible assets. During the year ended December 31, 2011, we did not record any impairment charges on long-lived assets or other intangible assets as no significant events occurred requiring non-financial assets and liabilities, other than goodwill, to be measured at fair value (subsequent to initial recognition). During the years ended December 31, 2010 and 2009, we did not record any impairment charges on long-lived assets, goodwill, or other intangible assets as no significant events requiring non-financial assets and liabilities to be measured at fair value occurred.

Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities
6.	ACCRUED LIABILITIES

A summary of accrued liabilities is as follows:

	December 31,
(Dollars in thousands)	2011	2010
Accrued interest	$48,391	$48,606
Payroll and employee benefit costs	48,930	47,981
Accrued sales rebates	15,039	13,677
Restructuring costs	10,763	—
Derivatives	10,047	2,327
Accrued taxes — other than income	1,404	1,461
Freight and other	5,108	4,871

Accrued liabilities	$139,682	$118,923

Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt
5.	DEBT

A summary of long-term debt is as follows:

		September 30, 2012			December 31, 2011
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Fair Value	Balance	Fair Value
Verso Paper Holdings LLC
Revolving Credit Facilities	5/4/2017	2.54%	$35,000	$35,000	$—	$—
11.5% Senior Secured Notes(1)	7/1/2014	11.50%	—	—	302,820	316,260
11.75% Senior Secured Notes(2)	1/15/2019	11.75%	341,395	358,800	—	—
11.75% Secured Notes	1/15/2019	11.75%	271,573	214,543	—	—
8.75% Second Priority Senior Secured Notes(3)	2/1/2019	8.75%	394,836	195,030	394,736	257,063
Second Priority Senior Secured Floating Rate Notes	8/1/2014	4.19%	13,310	9,650	180,216	112,635
11.38% Senior Subordinated Notes	8/1/2016	11.38%	142,500	82,355	300,000	122,550
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305

Total long-term debt			1,221,919	918,683	1,201,077	831,813

(1)	Par value of $315,000 on December 31, 2011.
(2)	Par value of $345,000 on September 30, 2012.
(3)	Par value of $396,000 on September 30, 2012 and December 31, 2011.

We determine the fair value of our long-term debt based on market information and a review of prices and terms available for similar obligations. Our debt is classified as Level 2 within the fair value hierarchy (see also Note 8).

Amounts included in interest expense related to long-term debt and amounts of cash interest payments on long-term debt are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011
Interest expense	$32,194	$30,083	$94,460	$90,730
Cash interest paid	43,576	55,774	114,090	114,259
Debt issuance cost amortization(1)	1,274	1,216	3,697	3,776

(1)	Amortization of debt issuance cost is included in interest expense.

Revolving Credit Facilities. On May 4, 2012, we entered into new revolving credit facilities consisting of a $150.0 million asset-based loan facility, or “ABL Facility,” and a $50.0 million cash-flow facility, or “Cash Flow Facility.” The revolving credit facilities were used to repay the outstanding indebtedness under the existing $200.0 million revolving credit facility and will be used to provide ongoing working capital and for other general corporate purposes. In connection with the revolving credit facilities, debt issuance costs of approximately $9.3 million were deferred and will be amortized over the life of the credit facilities. The indebtedness under the revolving credit facilities bears interest at a floating rate based on a margin over a base rate or Eurocurrency rate. As of September 30, 2012, the weighted-average interest rate on outstanding advances was 2.54%. We are required to pay commitment fees to the lenders in respect of unutilized commitments under the revolving credit facilities and other customary fees. The indebtedness under the ABL Facility and related guarantees are secured by first-priority security interests, subject to permitted liens, in substantially all of Verso Holdings’, Verso Finance’s, and the subsidiary guarantors’ inventory and accounts receivable, or “ABL Priority Collateral,” and second-priority security interests, subject to permitted liens, in substantially all of their other assets, or “Notes Priority Collateral.” The indebtedness under the Cash Flow Facility and related guarantees are secured, pari passu with the 11.75% senior secured notes due 2019 and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the ABL Priority Collateral. The revolving credit facilities will mature on May 4, 2017, unless, on any of the dates that is 91 days prior to the earliest scheduled maturity of any of the second priority senior secured floating rate notes due 2014, the 11.38% senior subordinated notes, or the senior unsecured term loan, an aggregate principal amount in excess of $100.0 million of indebtedness under such existing second-lien notes, subordinated notes or senior unsecured term loan, as applicable, is outstanding, in which case the revolving credit facilities will mature on such earlier date. The ABL Facility had $35.0 million outstanding, $43.3 million in letters of credit issued, and $71.7 million available for future borrowing as of September 30, 2012. The Cash Flow Facility had no outstanding balance, no letters of credit issued, and $50.0 million available for future borrowing as of September 30, 2012.

11.5% Senior Secured Notes due 2014. On March 21, 2012, we repurchased and retired $270.6 million aggregate principal amount of 11.5% senior secured notes due 2014 and recognized a loss of $29.9 million, which is included in Other income (loss), net on our accompanying condensed consolidated statements of operations, on the early retirement of the notes, including the write-off of unamortized debt issuance costs and unamortized discount related to the notes. On April 30, 2012, we redeemed the remaining outstanding $44.4 million aggregate principal amount of the notes and recognized a loss of $4.6 million, which is included in Other income (loss), net on our accompanying condensed consolidated statements of operations, on the early retirement of the notes, including the write-off of unamortized debt issuance costs and unamortized discount related to the notes. Following these transactions, there are no outstanding 11.5% senior secured notes due 2014.

11.75% Senior Secured Notes due 2019. On March 21, 2012, we issued $345.0 million aggregate principal amount of 11.75% senior secured notes due 2019. The notes bear interest, payable semi-annually, at the rate of 11.75% per year. The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The indebtedness under the notes and related guarantees are secured, pari passu with the Cash Flow Facility and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the ABL Priority Collateral. The notes will mature on January 15, 2019.

We used $332.0 million of net proceeds from the notes issuance, after deducting the discount, underwriting fees and offering expenses, along with $0.6 million of available cash, to repurchase and retire $270.6 million and to redeem $44.4 million aggregate principal amount of its 11.5% senior secured notes due 2014. Debt issuance costs of approximately $10.1 million were deferred and will be amortized over the life of the notes.

11.75% Secured Notes due 2019. On May 11, 2012, we issued $271.6 million aggregate principal amount of 11.75% secured notes due 2019. The notes bear interest, payable semi-annually, at the rate of 11.75% per year. The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The notes and related guarantees are secured by security interests, subject to permitted liens, in substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets. The security interests securing the notes rank junior to those securing the obligations under the ABL Facility, the Cash Flow Facility, and the 11.75% senior secured notes due 2019 and rank senior to those securing the 8.75% second priority senior secured notes due 2019. The notes will mature on January 15, 2019.

We issued the notes pursuant to two separate exchange offers whereby it (a) issued $166.9 million aggregate principal amount of the notes and paid $5.0 million in cash in exchange for $166.9 million aggregate principal amount of its second priority senior secured floating rate notes due 2014 and (b) issued $104.7 million aggregate principal amount of the notes and paid $17.3 million in cash in exchange for $157.5 million aggregate principal amount of its 11.38% senior subordinated notes due 2016. Verso Holdings recognized a total gain of $26.3 million, net of the write-off of unamortized debt issuance costs, from the exchanges, which is included in Other income (loss), net on our accompanying condensed consolidated statements of operations. Following the exchanges, $13.3 million aggregate principal amount of the second priority senior secured floating rate notes and $142.5 million aggregate principal amount of the 11.38% senior subordinated notes remain outstanding. Debt issuance costs of approximately $5.4 million were deferred and will be amortized over the life of the notes.

As of September 30, 2012, we were in compliance with the covenants in our debt agreements.

7.	LONG-TERM DEBT

A summary of long-term debt is as follows:

		December 31, 2011			December 31, 2010
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Fair Value	Balance	Fair Value
Revolving Credit Facility	8/1/2012	—	$—	$—	$—	$—
11.5% Senior Secured Notes(1)	7/1/2014	11.50%	302,820	316,260	332,135	384,125
9.13% Second Priority Senior Secured Notes	8/1/2014	9.13%	—	—	337,080	347,192
8.75% Second Priority Senior Secured Notes(2)	2/1/2019	8.75%	394,736	257,063	—	—
Second Priority Senior Secured Floating Rate Notes	8/1/2014	4.18%	180,216	112,635	180,216	162,194
11.38% Senior Subordinated Notes	8/1/2016	11.38%	300,000	122,550	300,000	300,750
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305

Total debt			1,201,077	831,813	1,172,736	1,217,566

(1)	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.
(2)	Par value of $396,000 on December 31, 2011.

We determine the fair value of our long-term debt based on market information and a review of prices and terms available for similar obligations.

Amounts included in interest expense related to long-term debt and amounts of cash interest payments on long-term debt are as follows:

	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009
Interest expense	$120,861	$118,506	$111,263
Cash interest paid	117,043	115,405	90,713
Debt issuance cost amortization(1)	5,036	5,290	5,264

(1)	Amortization of debt issuance cost is included in interest expense.

Revolving Credit Facility. Our $200 million revolving credit facility had no amounts outstanding, $40.8 million in letters of credit issued, and $159.2 million available for future borrowing as of December 31, 2011. The indebtedness under the revolving credit facility bears interest, payable quarterly, at a rate equal to LIBOR plus 3% or prime plus 2% per year. We are required to pay a commitment fee to the lenders in respect of unutilized commitments under the revolving credit facility at a rate equal to 0.5% per year and customary letter of credit and agency fees. The indebtedness under the revolving credit facility is guaranteed jointly and severally by Verso Paper Finance Holdings, LLC (“Verso Finance”) and each of our subsidiaries, subject to certain exceptions, and the indebtedness and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The indebtedness under the revolving credit facility and related guarantees are secured by first priority liens, subject to permitted liens, on substantially all of Verso Holdings’, Verso Finance’s, and the subsidiary guarantors’ tangible and intangible assets. The revolving credit facility matures on August 1, 2012.

On February 17, 2012, we obtained $100.0 million of commitments with respect to the syndication of a new accounts receivable securitization facility and approximately $55.0 million of commitments to provide a new and/or extended revolving facility under our existing senior secured revolving credit facility. The accounts receivable facility will bear interest at an initial rate of LIBOR plus 2.00% and the revolving facility will bear interest at an initial rate of LIBOR plus 4.50%. The terms and conditions of our existing revolving credit facility remain in full force and effect and have not been altered by these new commitments.

11.5% Senior Secured Notes due 2014. In June 2009 and January 2010, we issued $325 million and $25 million, respectively, aggregate principal amount of 11.5% senior secured notes due 2014. On March 14, 2011, we repurchased and retired a total of $35 million aggregate principal amount of the notes. The notes bear interest, payable semi-annually, at the rate of 11.5% per year. The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The notes and related guarantees are secured by first priority liens, subject to permitted liens, on substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets. The notes mature on July 1, 2014.

8.75% Second Priority Senior Secured Notes due 2019. On January 26, 2011, and February 10, 2011, we issued $360 million and $36 million, respectively, aggregate principal amount of 8.75% second priority senior secured notes due 2019. The notes bear interest, payable semi-annually, at the rate of 8.75% per year. The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The notes and related guarantees are secured by second priority liens, subject to permitted liens, on substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets, excluding securities of Verso Holdings’ affiliates. The notes mature on February 1, 2019.

The net proceeds from the issuance of the 8.75% second priority senior secured notes on January 26, 2011, after deducting the discount, underwriting fees and offering expenses, were $347.8 million. On January 26, 2011, and February 9, 2011, we used a total of $326.1 million of the net proceeds to repurchase and retire a total of $310.5 million aggregate principal amount of its 9.13% second priority senior secured notes due 2014 pursuant to a tender offer. On March 11, 2011, we paid $27.8 million from the remaining net proceeds and available cash to redeem the remaining outstanding $26.6 million aggregate principal amount of its 9.13% second priority senior secured notes due 2014. Following such repurchases and redemption, there are no longer any outstanding 9.13% second priority senior secured notes due 2014, and we recognized a total loss of $22.5 million, including the write-off of unamortized debt issuance costs. The net proceeds from the issuance of the 8.75% second priority senior secured notes on February 10, 2011, including a premium and after deducting the underwriting fees and offering expenses, were $36.1 million. On March 14, 2011, we used these net proceeds to redeem and retire $35 million aggregate principal amount of its 11.5% senior secured notes due 2014. As a result of such repurchase, we recognized a loss of $3.6 million, including the write-off of unamortized debt issuance costs.

Second Priority Senior Secured Floating Rate Notes due 2014. In August 2006, we issued $250 million aggregate principal amount of second priority senior secured floating rate notes due 2014. As of December 31, 2011, we had repurchased and retired a total of $70 million aggregate principal amount of the notes. The notes bear interest, payable quarterly, at a rate equal to LIBOR plus 3.75% per year. As of December 31, 2011, the interest rate on the notes was 4.18% per year. The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The notes and related guarantees are secured by second priority liens, subject to permitted liens, on substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets, excluding securities of Verso Holdings’ affiliates. The notes mature on August 1, 2014.

11.38% Senior Subordinated Notes due 2016. In August 2006, we issued $300 million aggregate principal amount of 11.38% senior subordinated notes due 2016. The notes bear interest, payable semi-annually, at the rate of 11.38% per year. The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are unsecured senior subordinated obligations of Verso Holdings and the guarantors, respectively. The notes mature on August 1, 2016.

Loan from Verso Paper Finance Holdings LLC/ Verso Paper Holdings LLC. On December 29, 2010, Verso Quinnesec REP LLC, an indirect, wholly owned subsidiary, entered into a financing transaction with Chase NMTC Verso Investment Fund, LLC, the “Investment Fund,” a consolidated variable interest entity (see Note 17 — New Market Tax Credit Entities). Under this arrangement, we loaned $23.3 million to Verso Finance, our parent company, pursuant to a 6.5% loan due December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund. The Investment Fund then contributed the loan proceeds to certain community development entities, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC as partial financing for the renewable energy project at our mill in Quinnesec, Michigan.

The payments required under the long-term debt listed above during the years following December 31, 2011, are set forth below:

(Dollars in thousands)
2012	$—
2013	—
2014	495,216
2015	—
2016	300,000
2017 and thereafter	419,305

Total long-term debt	$1,214,521

At December 31, 2011, we were in compliance with the covenants in our debt agreements.

Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities
8.	OTHER LIABILITIES

Other liabilities consist of the following:

	December 31,
(Dollars in thousands)	2011	2010
Pension benefit obligation	$28,803	$17,873
Asset retirement obligations	11,233	13,660
Non-controlling interests	7,923	7,821
Deferred compensation	2,672	1,547
Derivatives	2,296	178
Other	1,351	1,535

Other liabilities	$54,278	$42,614

Certain previously reported amounts have been reclassified to agree with current presentation.

In 2011, non-controlling interests and deferred compensation liabilities are presented separately and prior year amounts have been reclassified to conform to the current year presentation. As a result, the Other category at December 31, 2010, decreased by $9.4 million from the amount previously reported.

Retirement Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Retirement Plans
6.	RETIREMENT PLANS

We maintain defined benefit pension plans that provide retirement benefits for current hourly employees at the Androscoggin and Bucksport mills, and prior hourly employees at the Sartell mill who were hired prior to July 1, 2004. After June 30, 2004, certain employees who are not eligible to participate in the pension plans receive an additional company contribution to their accounts under our 401(k) savings plan. The pension plans provide defined benefits based on years of credited service times a specified flat dollar benefit rate.

During the third quarter of 2012, a curtailment loss of $0.6 million, representing amortization of prior service costs, was recognized in Restructuring and other charges on the consolidated statements of operations due to a reduction in headcount associated with the closure of the Sartell mill.

The following table summarizes the components of net periodic benefit cost for the three-month and nine-month periods ended September 30, 2012 and 2011:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$1,771	$1,674	$5,312	$5,021
Interest cost	719	631	2,157	1,892
Expected return on plan assets	(697)	(645)	(2,093)	(1,934)
Amortization of actuarial loss	368	99	1,106	296
Amortization of prior service cost	196	293	588	881
Curtailment	572	—	572	—

Net periodic benefit cost	$2,929	$2,052	$7,642	$6,156

We make contributions that are sufficient to fully fund our actuarially determined costs, generally equal to the minimum amounts required by the Employee Retirement Income Security Act, or “ERISA.” For the three months and nine months ended September 30, 2012, we made contributions of $6.7 million and $10.7 million, respectively, to the pension plans. For the three months and nine months ended September 30, 2011, we made contributions of $4.5 million and $7.8 million, respectively, to the pension plans. New legislation, titled Moving Ahead for Progress in the 21stCentury, or “MAP-21,” has the effect of spreading the expected funding requirements over a longer period of time. This relief has had an immediate impact of reducing our estimated minimum funding requirement by $0.4 million for 2012. We plan to make no additional contributions to the pension plans during the remainder of 2012. After the enactment of MAP-21, our required contribution to the pension plan during 2013 will be $0.4 million for the 2012 plan year and $0 for the 2013 plan year.

ASC Topic 820 provides a common definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions used to value the assets or liabilities (see Note 8 – Fair Value of Financial Instruments for more detail).

The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of September 30, 2012, and December 31, 2011.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
September 30, 2012
Fixed income funds	$33,805	$—	$33,805	$—
Domestic equity funds — large cap	11,303	—	11,303	—
Domestic equity funds — small cap	2,622	—	2,622	—
International equity funds	2,176	—	2,176	—
Money market funds	1,197	—	1,197	—
Other funds	536	—	536	—

Total assets at fair value	$51,639	$—	$51,639	$—

December 31, 2011
Fixed income funds	$25,274	$—	$25,274	$—
Domestic equity funds — large cap	8,165	—	8,165	—
Domestic equity funds — small cap	1,555	—	1,555	—
International equity funds	1,555	—	1,555	—
Money market funds	1,167	—	1,167	—
Other funds	1,167	—	1,167	—

Total assets at fair value	$38,883	$—	$38,883	$—

Fair value is determined based on the net asset value of units held by the plan at period end.

9.	RETIREMENT PLANS

Defined Benefit Plan

We maintain defined benefit pension plans that provide retirement benefits to hourly employees at the Androscoggin, Bucksport, and Sartell mills who were hired prior to July 1, 2004. These employees generally are eligible to participate in the pension plan upon completion of one year of service and attainment of age 21. Hourly employees at Bucksport and Sartell who are classified as new hires, and who are not recalled, on or after May 1, 2011, are not eligible to participate in the pension plan, and other employees hired after June 30, 2004, who are not eligible to participate in the pension plans, receive an additional company contribution to their accounts under our 401(k) savings plan (see “Other Benefits” discussion below). The pension plans provide defined benefits based on years of credited service times a specified flat dollar benefit rate.

During 2011, a curtailment loss of $1.9 million was recognized in Restructuring and other charges on the consolidated statements of operations due to a reduction in headcount associated with the paper machine shutdowns. The curtailment loss included $0.4 million of amortization of prior service cost and a net actuarial loss of $1.5 million.

The following table summarizes the components of net periodic pension cost for the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009
Components of net periodic pension cost:
Service cost	$6,694	$6,107	$6,328
Interest cost	2,521	2,088	1,537
Expected return on plan assets	(2,234)	(1,849)	(1,234)
Curtailment	1,921	—	—
Amortization of prior service cost	1,176	1,784	1,023
Amortization of actuarial loss	393	90	319

Net periodic pension cost	$10,471	$8,220	$7,973

The following table provides detail on prior service cost and net actuarial loss recognized in Accumulated other comprehensive income at December 31, 2011 and 2010:

(Dollars in thousands)	2011	2010
Amounts recognized in Accumulated other comprehensive income:
Prior service cost	$3,885	$5,493
Net actuarial loss	19,828	8,143

The estimated net actuarial loss and prior service cost that will be amortized from Accumulated other comprehensive income into net periodic pension cost during 2012 is $1.5 million and $0.8 million, respectively. We expect no plan assets to be returned to the company in 2012.

We make contributions that are sufficient to fully fund our actuarially determined costs, generally equal to the minimum amounts required by the Employee Retirement Income Security Act (ERISA). In 2012, we expect to make cash contributions of approximately $9.7 million to the pension plans. We made contributions of $9.6 million in 2011, $4.9 million in 2010, and $6.9 million in 2009.

The following table sets forth a reconciliation of the plans’ benefit obligation, plan assets and funded status at December 31, 2011 and 2010:

	Year Ended December 31,
(Dollars in thousands)	2011	2010
Change in Projected Benefit Obligation:
Benefit obligation at beginning of period	$47,131	$35,137
Service cost	6,693	6,107
Interest cost	2,521	2,088
Actuarial loss	10,647	4,405
Benefits paid	(793)	(606)
Curtailment	1,487	—

Benefit obligation on December 31	$67,686	$47,131

Change in Plan Assets:
Plan assets at fair value, beginning of fiscal year	$29,258	$22,515
Actual net return (loss) on plan assets	801	2,420
Employer contributions	9,617	4,929
Benefits paid	(793)	(606)

Plan assets at fair value, end of fiscal year	$38,883	$29,258

Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets	$(28,803)	$(17,873)

The accumulated benefit obligation at December 31, 2011 and 2010, is $67.7 million and $47.1 million, respectively.

The following table summarizes expected future pension benefit payments:

(Dollars in thousands)
2012	$1,582
2013	1,807
2014	2,044
2015	2,318
2016	2,648
2017-2021	22,026

We evaluate our actuarial assumptions annually as of December 31 (the measurement date) and consider changes in these long-term factors based upon market conditions and the requirements of ASC Topic 715. These assumptions are used to calculate benefit obligations as of December 31 of the current year, and pension expense to be recorded for the following year. The discount rate assumption reflects the yield on a portfolio of high quality fixed-income instruments that have a similar duration to the plans’ liabilities. The expected long-term rate of return assumption reflects the average return expected on the assets invested to provide for the plans’ liabilities.

The actuarial assumptions used in the defined benefit pension plans were as follows:

	2011	2010	2009
Weighted average assumptions used to determine benefit obligations as of December 31:
Discount rate	4.30%	5.40%	6.00%
Rate of compensation increase	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic pension cost for the fiscal year:
Discount rate	5.40	6.00	6.00
Rate of compensation increase	N/A	N/A	N/A
Expected long-term return on plan assets	6.50	7.50	7.50

The following table provides the pension plan’s asset allocation on December 31, 2011 and 2010:

	Allocation of Plan Assets
	2011 Targeted Allocation	Allocation on December 31, 2011	2010 Targeted Allocation	Allocation on December 31, 2010
Other securities:	70% -80%		52.0%
Money market funds		3.0%		—
Fixed income funds		65.0		47.0%
Other funds		3.0		—
Equity securities:	20% -30%		48.0%
Domestic equity funds — large cap		21.0%		29.3%
Domestic equity funds — small cap		4.0		5.5
International equity funds		4.0		18.2

ASC Topic 820 provides a common definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions used to value the assets or liabilities (see Note 13 – Fair Value of Financial Instruments for more detail).

The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of December 31, 2011 and 2010. Certain previously reported amounts have been reclassified in order to conform to our current year presentation. Such reclassification had no effect on total assets fair value or classification by level within the fair value hierarchy.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2011
Pooled funds(1):
Fixed income funds(2)	$25,274	$—	$25,274	$—
Domestic equity funds — large cap	8,165	—	8,165	—
Domestic equity funds — small cap	1,555	—	1,555	—
International equity funds	1,555	—	1,555	—
Money market funds	1,167	—	1,167	—
Other funds(3)	1,167	—	1,167	—

Total assets at fair value	$38,883	$—	$38,883	$—

December 31, 2010
Pooled funds(1):
Fixed income funds(2)	$12,610	$—	$12,610	$—
Domestic equity funds — large cap	8,583	—	8,583	—
Domestic equity funds — small cap	1,595	—	1,595	—
International equity funds	5,318	—	5,318	—
Insurance company general account(4)
Fixed income funds	1,152	—	1,152	—

Total assets at fair value	$29,258	$—	$29,258	$—

(1)	Value is determined based on the net asset value of units held by the plan at period end.
(2)	This class consists of funds that invest primarily in corporate debt securities, U.S. federal government obligations, and mortgage- and asset-backed securities.
(3)	This class consists of funds that invest primarily in domestic and international corporate debt securities, U.S. federal and other governmental debt securities, real estate investment trusts, and commodity-linked investments.
(4)	Fair value is determined based upon the credited rate as determined by the fund manager. The credited rate changes periodically based upon returns of the underlying investments.

Our primary investment objective is to ensure, over the long-term life of the pension plans, an adequate pool of sufficiently liquid assets to support the benefit obligations. In meeting this objective, the pension plans seek to achieve a high level of investment return through long-term stock and bond investment strategies, consistent with a prudent level of portfolio risk. Any volatility in investment performance compared to investment objectives should be explainable in terms of general economic and market conditions. Our targeted pension fund asset allocation was updated during the second quarter of 2011. The expected return on plan assets assumption for 2012 will be 6.50 percent. The expected long-term rate of return on plan assets reflects the weighted-average expected long-term rates of return for the broad categories of investments currently held in the plans (adjusted for expected changes), based on historical rates of return for each broad category, as well as factors that may constrain or enhance returns in the broad categories in the future. The expected long-term rate of return on plan assets is adjusted when there are fundamental changes in expected returns in one or more broad asset categories and when the weighted-average mix of assets in the plans changes significantly.

Defined Contribution Plan

We sponsor a defined contribution plan to provide salaried and Quinnesec hourly employees an opportunity to accumulate personal funds and to provide additional benefits for retirement.

As determined by the provisions of the plan, we contribute annually a percentage of employee earnings. The percentage is based on age and years of credited service for employees who were hired prior to July 1, 2004 and a fixed percentage of earnings to employees who were hired after June 30, 2004. Expense under this plan was $7.6 million, $8.2 million and $8.4 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Other Benefits

We sponsor a 401(k) plan to provide salaried and hourly employees an opportunity to accumulate personal funds and to provide additional benefits for retirement. Contributions may be made on a before-tax or after-tax basis to the plan. Such matching contributions were $8.6 million, $7.6 million and $5.7 million for the years ended December 31, 2011, 2010, and 2009, respectively. As determined by the provisions of the plan, we match the employees’ basic voluntary contributions; however, on April 3, 2009, we suspended the matching contributions to the 401(k) plan for exempt and non-exempt salaried employees in response to challenging economic conditions, which reduced expense by approximately $2.3 million in 2009. Effective January 2, 2010, we reinstated matching contributions for exempt and non-exempt salaried employees in accordance with the formula previously in effect (70% of the first 4% of the participant’s compensation contributed to the plan, plus 60% of the next 4% of the participant’s compensation contributed to the plan).

In 2009, we offered a voluntary early retirement program to certain eligible employees. The offer was accepted by 71 employees. Our voluntary early retirement program resulted in a charge of $4.2 million to Cost of products sold, consisting of separation and accrued medical and dental benefits.

We also initiated a reduction in workforce resulting in the elimination of eight positions in 2009. The reduction in workforce resulted in a charge of $0.5 million to Selling, general, and administrative expenses, consisting of separation and accrued medical and dental benefits.

Equity Awards	12 Months Ended
Dec. 31, 2011
Equity Awards
10.	EQUITY AWARDS

Employees of the Company are eligible to receive equity awards from our parent, Verso Paper Corp. The Verso Paper Corp. 2008 Incentive Award Plan, as amended, or the “Incentive Plan,” authorizes the issuance of stock awards covering up to 4,250,000 shares of common stock of Verso Paper Corp. Under the Incentive Plan, stock awards may be granted to employees and non-employee directors upon approval by the board of directors. Verso Paper Corp. has issued non-qualified stock options to certain non-employee directors that vest upon grant and expire 10 years from the date of grant. Verso Paper Corp. also has issued time-based non-qualified stock options to officers and management employees in 2011, 2010, and 2009 and performance-based non-qualified stock options to an officer and management employees in 2009. The time-based options vest one to three years from the date of grant and expire seven years from the date of grant. The performance-based options vest one to three years from the date of grant based on the achievement of certain performance criteria tied to Verso Paper Corp.’s calculation of Adjusted EBITDA and expire seven years from the date of grant. In March 2011, Verso Paper Corp. revised the performance criteria for certain unvested performance-based stock options. The incremental increase of $0.1 million in the fair value of the modified options will be recognized over the remaining service period.

A summary of stock option plan activity (including the performance-based options) for the years ended December 31, 2011, 2010, and 2009 is provided below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
December 31, 2008	15,200	1.43	0.46

Options granted	1,083,202	3.55	2.07

Performance options granted	42,000	1.13	0.35
December 31, 2009(1)	1,140,402	3.43	1.99

Options granted	287,003	2.87	2.16
Forfeited	(36,650)	1.73	0.91
Exercised	(2,009)	1.09	0.34

December 31, 2010(1)	1,388,746	3.36	2.05

Options granted	430,855	5.63	4.13
Forfeited	(32,295)	3.97	2.68
Exercised	(5,807)	2.88	2.00

December 31, 2011(2)	1,781,499	3.90	2.59	5.1

Options exercisable on December 31, 2011(2)	823,068	3.40		4.8	$4
Options expected to vest as of December 31, 2011	1,035,192	4.02			—

(1)	On December 31, 2010 and 2009, there were an additional 19,094 and 41,998, respectively, of performance-based options for which the performance period had not begun. These options were treated as variable awards and had weighted average fair values of $2.40 and $2.09 at December 31, 2010 and 2009, respectively.
(2)	On December 31, 2011, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $3.69.

We used the Black-Scholes option pricing model to estimate the fair value of stock options granted in 2011, 2010, and 2009 with the following assumptions:

	2011	2010	2009
Expected weighted-average life of options granted	3.0 -5.0 years	4.5 -5.0 years	5.0 years
Range of volatility rates based on historical industry volatility	90.65%	90.22%	31.82% -87.28%
Range of risk-free interest rates	1.18% - 2.16%	2.19% - 2.59%	1.49% - 2.73%
Expected dividend yield	—	—	—

Expected lives of options granted are determined using the simplified method of calculating expected life per ASC Topic 718-10-S99. Expected volatility is estimated using historical industry volatility blended with Verso Paper Corp.’s historical volatility. The dividend yield is assumed to be zero since we have no current plans to declare dividends. The risk-free interest rates are based on the market yield of U.S. Treasury securities.

On December 31, 2011, there was $2.0 million of unrecognized compensation cost related to stock options which is expected to be recognized over a weighted-average period of approximately 1.6 years. The total intrinsic value of options exercised in 2011 and 2010 was immaterial to our consolidated financial statements. Cash received and tax benefits realized from options exercised during 2011 and 2010 were also immaterial to our consolidated financial statements.

In 2011 Verso Paper Corp. issued 158,057 restricted stock awards to its executives and certain senior managers with a weighted-average grant date fair value of $5.70 per share, based on the closing market price of our common stock on the date of grant. On March 26, 2010, Verso Paper Corp. issued 90,445 restricted stock awards to its executives and certain senior managers with a grant date fair value of $3.01 per share, which is equal to the closing market price of our common stock on the date of grant. On September 21, 2009, Verso Paper Corp. issued 328,000 restricted stock awards to its executives and certain senior managers with a grant date fair value of $3.69 per share, which is equal to the closing market price of our common stock on the date of grant. The restrictions lapse in equal annual installments on each of the first three anniversaries of the date of grant. As of December 31, 2011, there was $1.0 million of unrecognized compensation cost related to restricted stock awards which is expected to be recognized over a weighted-average period of approximately 1.7 years. The restrictions on these shares automatically lapse in the event of a change of control as defined in the Incentive Plan.

Simultaneously with the consummation of Verso Paper Corp.’s IPO, the limited partnership agreement of Verso Paper Corp.’s parent, Verso Paper Management LP, or the “Partnership,” was amended to, among other things, change its equity structure from multiple classes of units representing limited partner interests in the Partnership to a single class of units representing such interests. The conversion from the prior multiple-class unit structure, or the “Legacy Units,” to a new single class of units in the Partnership was designed to correlate the equity structure of the Partnership with the post-IPO equity structure of Verso Paper Corp.

Certain members of our management have been granted Legacy Class B Units, which vest over a five-year period at the rate of 20% per year on each anniversary of the grant date. A summary of Legacy Class B Units activity for the years ended December 31, 2011, 2010, and 2009, is presented below:

	Units	Weighted Average Fair Value at Grant Date
Nonvested at December 31, 2008	255,612	3.40
Vested	(92,443)	3.40

Nonvested at December 31, 2009	163,169	3.40
Vested	(81,092)	3.40

Nonvested at December 31, 2010	82,077	3.40
Vested	(81,110)	3.40

Nonvested at December 31, 2011	967	3.38

Equity award expense for the years ended December 31, 2011, 2010, and 2009, respectively, was $2.4 million, $1.7 million, and $0.6 million.

Bucksport Energy Asset Investment	12 Months Ended
Dec. 31, 2011
Bucksport Energy Asset Investment
11.	BUCKSPORT ENERGY ASSET INVESTMENT

We have a joint ownership interest with Bucksport Energy LLC, an unrelated third party, in a cogeneration power plant producing steam and electricity. The plant was built in 2000 and is located at and supports our mill in Bucksport, Maine. Each co-owner owns an undivided proportional share of the plant’s assets, and we account for this investment under the proportional consolidation method. We own 28% of the steam and electricity produced by the plant. We may purchase our remaining electrical needs from the plant at market rates. We are obligated to purchase the remaining 72% of the steam output from the plant at fuel cost plus a contractually fixed fee per unit of steam. Power generation and operating expenses are divided on the same basis as ownership. Balances included in the balance sheet at December 31, 2011 and 2010, related to this investment are as follows:

	December 31,
(Dollars in thousands)	2011	2010
Other receivables	$802	$65
Other current assets(1)	163	158

Total current assets	$965	$223

Property, plant, and equipment	$10,671	$10,671
Accumulated depreciation	(3,266)	(2,639)

Net property, plant, and equipment	$7,405	$8,032

Current liabilities	$(170)	$(159)

(1)	Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.

Derivative Instruments and Hedges	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedges
7.	DERIVATIVE INSTRUMENTS AND HEDGES

In the normal course of business, we utilize derivative contracts as part of our risk management strategy to manage our exposure to market fluctuations in energy prices and interest rates. These instruments are subject to credit and market risks in excess of the amount recorded on the balance sheet in accordance with GAAP. Controls and monitoring procedures for these instruments have been established and are routinely reevaluated. Credit risk represents the potential loss that may occur because a party to a transaction fails to perform according to the terms of the contract. The measure of credit exposure is the replacement cost of contracts with a positive fair value. We manage credit risk by entering into financial instrument transactions only through approved counterparties. Market risk represents the potential loss due to the decrease in the value of a financial instrument caused primarily by changes in commodity prices. We manage market risk by establishing and monitoring limits on the types and degree of risk that may be undertaken.

Derivative instruments are recorded on the balance sheet as other assets or other liabilities measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models may be applied. For a cash flow hedge accounted for under ASC Topic 815, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded in Accumulated other comprehensive loss and are subsequently reclassified to earnings as the hedged transaction impacts net income. Any ineffective portion of a cash flow hedge is recognized currently in earnings. For hedges that are entered into as economic hedges, but not accounted for under ASC Topic 815, changes in the fair value of the derivative instrument are recorded in Cost of products sold in the current period. Cash flows from derivative contracts are reported as operating activities on the consolidated statements of cash flows. We enter into fixed-price energy swaps as hedges designed to mitigate the risk of changes in commodity prices for forecasted future purchase commitments. These fixed-price swaps involve the exchange of net cash settlements, based on changes in the price of the underlying commodity index compared to the fixed price offering, at specified intervals without the exchange of any underlying principal.

Historically, we designated our energy hedging relationships as cash flow hedges under ASC Topic 815 with net gains or losses attributable to effective hedging recorded in Accumulated other comprehensive loss and any ineffectiveness recognized in Cost of products sold. One of the requirements that must be evaluated when determining whether a contract qualifies for hedge accounting treatment is whether or not the contract is deemed effective. A contract is deemed effective if the change in the fair value of the derivative contract offsets, within a specified range, the change in the anticipated cash flows of the hedged transaction. The effectiveness of a hedging relationship must be tested at inception and quarterly thereafter. If the relationship fails this test at any time, hedge accounting treatment must be discontinued prospectively. The requirements necessary to apply hedge accounting are complex and must be documented at the inception as well as throughout the term of the contract. If we fail to accurately document these requirements, the contact is not eligible for hedge accounting treatment. The accompanying financial statements reflect the discontinuation of hedge accounting for certain contracts that failed to qualify for hedge accounting. Additionally, effective April 1, 2012, management elected to de-designate the remaining energy swaps that had previously been designated as cash flow hedges and to discontinue hedge accounting prospectively. As a result, all gains and losses from changes in the fair value of our derivative contracts subsequent to March 31, 2012, are recognized immediately in Cost of products sold. Prior to March 31, 2012, to the extent the hedge was effective, the change in fair value was deferred through Accumulated other comprehensive loss. The amount in Accumulated other comprehensive loss at the time a contract is de-designated is reclassified into Cost of products sold when the contract settles, or sooner if management determines that the forecasted transaction is probable of not occurring. Energy swaps continue to be utilized as economic hedges designed to mitigate the risk of changes in commodity prices for future energy purchase commitments.

The following table presents information about the volume and fair value amounts of our derivative instruments:

	September 30, 2012		December 31, 2011
(Dollars in thousands)	MMBtu’s	Fair Value Assets/ (Liabilities)	MMBtu’s	Fair Value Assets/ (Liabilities)
Derivative contracts designated as hedging instruments
Fixed price energy swaps
Notional amount	—		2,988,107
Accrued liabilities		$—		$(3,803)
Other liabilities		—		(877)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps
Notional amount	5,341,872		4,891,187
Prepaid expenses and other assets		$177		$—
Intangibles and other assets, net		202		—
Accrued liabilities		(4,669)		(6,244)
Other liabilities		(185)		(1,419)

The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive loss and the consolidated statements of operations:

	Loss Recognized in Accumulated OCI		Loss Reclassified from Accumulated OCI(1)		Gain (Loss) Recognized on Derivatives(1)
	Three Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011	2012	2011
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$—	$(4,295)	$—	$(633)	$—	$(890)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps			$(409)	$—	$1,205	$—

	Loss Recognized in Accumulated OCI		Loss Reclassified from Accumulated OCI(1)		Loss Recognized on Derivatives(1)
	Nine Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011	2012	2011
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$(1,365)	$(5,632)	$(283)	$(2,488)	$(50)	$(1,348)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps			$(5,281)	$—	$(1,112)	$—

Net losses of $0.6 million at September 30, 2012, are expected to be reclassified from Accumulated OCI into earnings within the next 12 months.

(1)	Loss reclassified from Accumulated OCI to earnings and gain (loss) recognized on derivatives is included in Cost of products sold.

12.	DERIVATIVE INSTRUMENTS AND HEDGES

In the normal course of business, we utilize derivatives contracts as part of our risk management strategy to manage our exposure to market fluctuations in energy prices and interest rates. These instruments are subject to credit and market risks in excess of the amount recorded on the balance sheet in accordance with generally accepted accounting principles. Controls and monitoring procedures for these instruments have been established and are routinely reevaluated. Credit risk represents the potential loss that may occur because a party to a transaction fails to perform according to the terms of the contract. The measure of credit exposure is the replacement cost of contracts with a positive fair value. We manage credit risk by entering into financial instrument transactions only through approved counterparties. Market risk represents the potential loss due to the decrease in the value of a financial instrument caused primarily by changes in commodity prices. We manage market risk by establishing and monitoring limits on the types and degree of risk that may be undertaken.

Derivative instruments are recorded on the balance sheet as other assets or other liabilities measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models may be applied. For a cash flow hedge accounted for under ASC Topic 815, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded in accumulated other comprehensive income and subsequently reclassified to earnings as the hedged transaction impacts net income. Any ineffective portion of a cash flow hedge is recognized currently in earnings. Cash flows from derivative contracts are reported as operating activities on the consolidated statements of cash flows.

We enter into fixed-price energy swaps as hedges designed to mitigate the risk of changes in commodity prices for future purchase commitments. These fixed-price swaps involve the exchange of net cash settlements, based on changes in the price of the underlying commodity index compared to the fixed price offering, at specified intervals without the exchange of any underlying principal. Historically, we have designated our energy hedging relationships as cash flow hedges under ASC Topic 815 with net gains or losses attributable to effective hedging recorded in Accumulated other comprehensive income and any ineffectiveness recognized in Cost of products sold. Amounts recorded in Accumulated other comprehensive income are expected to be reclassified into Cost of products sold in the period in which the hedged cash flows affect earnings. In 2011, we de-designated certain energy-related cash flow hedges which ceased to achieve high correlation. The amount in Accumulated other comprehensive income at the time the contracts were de-designated is transferred to earnings when the contracts settle, or sooner if management determines that the forecasted transaction is probable of not occurring. For these contracts and for all similar contracts initiated after we no longer achieved high correlation, gains or losses attributable to changes in fair value are recognized in current earnings. These derivative instruments continue to be utilized as economic hedges designed to mitigate the risk of changes in commodity prices for future energy purchase and sale commitments.

In February 2008, we entered into a $250 million notional value receive-variable, pay-fixed interest rate swap hedging the cash flow exposure of the quarterly variable-rate interest payments due to changes in the benchmark interest rate (three-month LIBOR) on our second priority senior secured floating-rate notes. During 2009, we repurchased $69.8 million of the hedged notes and de-designated the interest-rate swap hedging the interest payments on the debt. During 2010 and 2009, $0.3 million and $0.3 million of losses, respectively, were recognized in Other income, net in the consolidated statement of operations. The swap expired on February 1, 2010.

The following table presents information about the volume and fair value amounts of our derivative instruments:

	December 31, 2011			December 31, 2010
	Notional Amount	Fair Value Measurements			Fair Value Measurements		Balance Sheet Location
(Dollars in thousands)		Derivative Asset	Derivative Liability	Notional Amount	Derivative Asset	Derivative Liability
Derivative contracts designated as hedging instruments
Fixed price energy swaps — MMBtu’s	2,988,107	$—	$(4,680)	5,748,733	$142	$(2,505)	Other assets/ Accrued liabilities
Derivative contracts not designated as hedging instruments
Fixed price energy swaps — MMBtu’s	4,891,187	$—	$(7,663)	—	$—	$—	Accrued liabilities

The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive income and the consolidated statements of operations:

	Loss Recognized in Accumulated OCI		Loss Reclassified from Accumulated OCI			Location of Loss on Statements of Operations
	December 31,		Year Ended December 31,
(Dollars in thousands)	2011	2010	2011	2010	2009
Derivative contracts designated as hedging instruments
Fixed price energy swaps(1)	$(4,826)	$(2,476)	$(2,838)	$(8,505)	$(36,723)	(2)
Interest rate swaps, receive-variable, pay-fixed	—	—	—	(281)	(3,511)	(3)

(1)	Net losses at December 31, 2011, are expected to be reclassified from Accumulated other comprehensive income into earnings within the next 23 months.
(2)	Location of loss reclassified from Accumulated OCI to earnings is included in Cost of products sold.
(3)	Location of loss reclassified from Accumulated OCI to earnings is included in Interest expense.

	Loss Recognized on Derivative Contracts			Loss Recognized on Derivative Contracts (Ineffective Portion)			Location of Loss on Statements of Operations
	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009	2011	2010	2009
Derivative contracts designated as hedging instruments
Fixed price energy swaps(1)	$(1,121)	$(921)	$(4,652)	$(68)	$(132)	$(92)	(1)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps	$(8,643)	$—	$—				(1)
Interest rate swaps, receive-variable, pay-fixed	—	—	(1,257)				(2)

(1)	Location of loss recognized in earnings is included in Cost of products sold.
(2)	Location of loss recognized in earnings is included in Interest expense and Other income, net.

Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
8.	FAIR VALUE OF FINANCIAL INSTRUMENTS

We use fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Fair value is generally defined as the exit price at which an asset or liability could be exchanged in a current transaction between willing, unrelated parties, other than in a forced or liquidation sale.

The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions used to value the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

• Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
• Level 2:	Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
• Level 3:	Unobservable inputs reflecting management’s own assumption about the inputs used in pricing the asset or liability at the measurement date.

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
September 30, 2012
Assets:
Deferred compensation assets	$2,907	$2,907	$—	$—
Commodity swaps	379	—	379	—
Liabilities:
Commodity swaps	$4,854	$—	$4,854	$—
Deferred compensation liabilities	2,907	2,907	—	—
December 31, 2011
Assets:
Deferred compensation assets	$2,672	$2,672	$—	$—
Regional Greenhouse Gas Initiative carbon credits	425	—	425	—
Liabilities:
Commodity swaps	$12,343	$—	$12,343	$—
Deferred compensation liabilities	2,672	2,672	—	—

Fair values are based on observable market data.

13.	FAIR VALUE OF FINANCIAL INSTRUMENTS

We use fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Fair value is generally defined as the exit price at which an asset or liability could be exchanged in a current transaction between willing, unrelated parties, other than in a forced or liquidation sale. See discussion of the non-recurring fair value measurement related to long-lived assets, goodwill, and other intangible assets in Note 5 – Intangibles and Other Assets.

The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions used to value the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

• Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
• Level 2:	Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
• Level 3:	Unobservable inputs reflecting management’s own assumption about the inputs used in pricing the asset or liability at the measurement date.

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2011
Assets:
Deferred compensation assets	$2,672	$2,672	$—	$—
Regional Greenhouse Gas Initiative carbon credits	425	—	425	—
Liabilities:
Commodity swaps	$12,343	$—	$12,343	$—
Deferred compensation liabilities	2,672	2,672	—	—
December 31, 2010
Assets:
Commodity swaps	$142	$—	$142	$—
Deferred compensation assets	1,547	1,547	—	—
Regional Greenhouse Gas Initiative carbon credits	334	—	334	—
Liabilities:
Commodity swaps	$2,505	$—	$2,505	$—
Deferred compensation liabilities	1,547	1,547	—	—

Fair values are based on observable market data.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions
9.	RELATED PARTY TRANSACTIONS

Management Agreement — In connection with the acquisition of our business from International Paper Company on August 1, 2006, we entered into a management agreement with certain affiliates of Apollo Management, L.P., or “Apollo,” relating to the provision of certain financial and strategic advisory services and consulting services, which will expire on August 1, 2018. Under the management agreement, at any time prior to the expiration of the agreement, Apollo has the right to act, in return for additional fees to be mutually agreed by the parties to the management agreement, as our financial advisor or investment banker for any merger, acquisition, disposition, financing or the like if we decide to engage someone to fill such role. In the event that we are not able to come to an agreement with Apollo in connection with such role, at the closing of any merger, acquisition, disposition or financing or any similar transaction, we have agreed to pay Apollo a fee equal to 1% of the aggregate enterprise value (including the aggregate value of equity securities, warrants, rights and options acquired or retained; indebtedness acquired, assumed or refinanced; and any other consideration or compensation paid in connection with such transaction). We agreed to indemnify Apollo and its affiliates and their directors, officers and representatives for losses relating to the services contemplated by the management agreement and the engagement of affiliates of Apollo pursuant to, and the performance by them of the services contemplated by, the management agreement.

Distributions to Verso Finance — Verso Paper Finance Holdings LLC (“Verso Finance”), our parent company, has a senior unsecured term loan which matures on February 1, 2013. The loan allows Verso Finance to pay interest either in cash or in kind through the accumulation of the outstanding principal amount. Verso Finance elected to exercise the PIK option for $4.5 million and $4.1 million of interest payments due in the first nine months of 2012 and 2011, respectively. Verso Finance has no independent operations; consequently, all cash flows used to service its remaining debt obligation will need to be received via distributions from us. We made negligible distributions on behalf of Verso Finance for the nine months ended September 30, 2012, and made no distributions for the same period in 2011. We have no obligation to make distributions to Verso Finance.

Verso Quinnesec Renewable Energy Project — On December 29, 2010, Verso Quinnesec REP LLC, an indirect, wholly-owned subsidiary, entered into a financing transaction with Chase NMTC Verso Investment Fund, LLC, or the “Investment Fund,” a consolidated variable interest entity (see Note 11 – New Market Tax Credit Entities). Under this arrangement, we loaned $23.3 million to Verso Finance at an interest rate of 6.5% per year and with a maturity of December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund. The Investment Fund then contributed the loan proceeds to certain community development entities, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC as partial financing for the renewable energy project at our mill in Quinnesec, Michigan. As of both September 30, 2012, and December 31, 2011, we had a $23.3 million long-term receivable due from Verso Finance, representing these funds and accrued interest receivable of $0.1 million, while the Investment Fund had an outstanding loan of $23.3 million due to Verso Finance and accrued interest payable of $0.1 million. In addition, for the three-month and nine-month periods ended September 30, 2012 and 2011, we recognized interest income from Verso Finance of $0.3 million and $1.1 million, respectively, and the Investment Fund recognized interest expense to Verso Finance of $0.3 million and $1.1 million, respectively.

Verso Paper — As of September 30, 2012 and December 31, 2011, we had $0.7 million and $0.9 million, respectively, in current payables due to Verso Paper. We have made distributions to pay expenses on behalf of Verso Paper. Distributions for the nine months ended September 30, 2012, were negligible. No distributions were made for the nine months ended September 30, 2011.

14.	RELATED PARTY TRANSACTIONS

Sales to and Purchases from xpedx and International Paper — We had net sales to xpedx, a subsidiary of International Paper, and its affiliated companies of approximately $158.0 million, $175.9 million and $138.8 million, for the years ended December 31, 2011, 2010, and 2009, respectively. For the year ended December 31, 2011, sales to xpedx and its affiliated companies accounted for approximately 9% of our net sales. We had purchases from related parties, primarily xpedx and its affiliated companies, of approximately $7.0 million, $6.2 million and $4.6 million, respectively, included in cost of products sold for the years ended December 31, 2011, 2010, and 2009, respectively.

Accounts receivable from and payable to xpedx and International Paper — We had accounts receivable from xpedx and its affiliated companies of approximately $9.9 million and $12.2 million for the years ended December 31, 2011 and 2010, respectively. We had accounts payable to related parties, primarily xpedx and its affiliated companies, of approximately $0.7 million and $0.8 million for the years ended December 31, 2011 and 2010, respectively.

Management Agreement — Subsequent to the Acquisition, we entered into a management agreement with Apollo, relating to the provision of certain financial and strategic advisory services and consulting services, which will expire on August 1, 2018. Under the management agreement, at any time prior to the expiration of the agreement, Apollo has the right to act, in return for additional fees to be mutually agreed by the parties to the management agreement, as our financial advisor or investment banker for any merger, acquisition, disposition, financing or the like if we decide to engage someone to fill such role. In the event that we are not able to come to an agreement with Apollo in connection with such role, at the closing of any merger, acquisition, disposition or financing or any similar transaction, we have agreed to pay Apollo a fee equal to 1% of the aggregate enterprise value (including the aggregate value of equity securities, warrants, rights and options acquired or retained; indebtedness acquired, assumed or refinanced; and any other consideration or compensation paid in connection with such transaction). We agreed to indemnify Apollo and its affiliates and their directors, officers and representatives for losses relating to the services contemplated by the management agreement and the engagement of affiliates of Apollo pursuant to, and the performance by them of the services contemplated by, the management agreement.

Distributions to Verso Finance — Verso Finance has a senior unsecured term loan which matures on February 1, 2013. The loan allows Verso Finance to pay interest either in cash or in kind through the accumulation of the outstanding principal amount. Verso Finance elected to exercise the PIK option for $5.5 million, $5.1 million, and $8.9 million of interest payments due in 2011, 2010, and 2009, respectively. Verso Finance has no independent operations; consequently, all cash flows used to service its remaining debt obligation will need to be received via distributions from us. We made negligible distributions to Verso Finance for the years ended December 31, 2011, 2010, and 2009. We have no obligation to make distributions to Verso Finance.

During 2009, we contributed $12.5 million to Verso Paper Finance Holdings One LLC to fund purchases of Verso Finance’s term loan. For the year ended December 31, 2009, Verso Paper Finance Holdings One LLC purchased $46.8 million of the term loan for a total purchase price of $12.4 million.

Verso Quinnesec Renewable Energy Project — On December 29, 2010, Verso Quinnesec REP LLC, an indirect, wholly owned subsidiary, entered into a financing transaction with Chase NMTC Verso Investment Fund, LLC, the “Investment Fund,” a consolidated variable interest entity (see Note 17 – New Market Tax Credit Entities). Under this arrangement, we loaned $23.3 million to Verso Finance pursuant to a 6.5% loan due December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund. The Investment Fund then contributed the loan proceeds to certain community development entities, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC as partial financing for the renewable energy project at our mill in Quinnesec, Michigan. As of December 31, 2011, we had a $23.3 million long-term receivable due from Verso Finance, representing these funds and accrued interest receivable of $0.1 million, while the Investment Fund had an outstanding loan of $23.3 million due to Verso Finance and accrued interest payable of $0.1 million. In addition, for the year ended December 31, 2011, we received interest payments of $1.5 million from Verso Finance; and the Investment Fund made interest payments of $1.5 million to Verso Finance.

Verso Paper Corp.— As of December 31, 2011 and 2010, we had $0.9 million in current payables due to Verso Paper Corp. and negligible current receivables due from Verso Paper Corp. We have made distributions to pay expenses on behalf of Verso Paper Corp. Distributions were negligible for 2011 and 2010, and were $2.9 million for 2009. During the first quarter of 2009, Verso Paper Corp. pushed down the assets, liabilities, and equity of Verso Fiber Farm LLC to Verso Paper LLC using a carryover basis.

Restructuring and Other Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restructuring and Other Charges
10.	RESTRUCTURING AND OTHER CHARGES

In the third quarter of 2012, we completed a comprehensive assessment of the damage resulting from the fire and explosion at our paper mill in Sartell, Minnesota, and announced the decision to permanently close the mill. The permanent closure of the Sartell mill reduced our annual coated groundwood paper capacity by 180,000 tons, or approximately 20%, and eliminated approximately 35,000 tons annually of supercalendered paper capacity. In conjunction with the closure, our workforce was reduced by approximately 265 employees. In 2011, we permanently shut down a paper machine at our mill in Bucksport, Maine, and two paper machines at the Sartell mill, thereby reducing our annual coated groundwood paper capacity by 193,000 tons.

The following table details the changes in our restructuring reserve liabilities associated with both the mill closure and the paper machine shutdowns during the nine months ended September 30, 2012, which are included in Accrued liabilities on our accompanying condensed consolidated balance sheets:

(Dollars in thousands)	Nine Months Ended September 30, 2012
Balance of reserve at December 31, 2011	$10,763
Severance and benefit costs	15,107
Severance and benefit payments	(20,082)
Other miscellaneous costs and payments	2,052

Balance of reserve at September 30, 2012	$7,840

The following table details the charges incurred related primarily to the mill closure as included in Restructuring and other charges on our accompanying condensed consolidated statements of operations for the three-month and nine-month periods ended September 30, 2012:

	Three Months Ended	Nine Months Ended
(Dollars in thousands)	September 30, 2012
Property and equipment impairment	$66,760	$66,760
Severance and benefit costs	16,209	16,274
Write-off of spare parts and inventory	5,558	5,330
Trademark impairment	3,358	3,358
Write-off of purchase obligations and commitments	2,439	2,439
Other miscellaneous costs	2,694	2,836

Total restructuring costs	$97,018	$96,997

Severance and benefit costs incurred in excess of severance and benefits costs accrued consist primarily of $0.6 million of pension curtailment and $0.5 million other charges, which were expensed as incurred.

We expect to incur approximately $10 million of additional restructuring charges over the next 12 months related to the closure of the Sartell mill. There were no restructuring and other charges for the three-month and nine-month periods ended September 30, 2011.

15.	RESTRUCTURING AND OTHER CHARGES

In the fourth quarter of 2011, we permanently shut down the No. 2 coated groundwood paper machine at our mill in Bucksport, Maine, and two supercalendered paper machines at our mill in Sartell, Minnesota, thereby reducing annual production capacity by 193,000 tons. In conjunction with these closures, the Bucksport mill’s workforce was reduced by approximately 125 employees and the Sartell mill’s workforce was reduced by approximately 175 employees. The following table details the charges incurred related to the shutdown as included in Restructuring and other charges on our consolidated statements of operations for the year ended December 31, 2011:

(Dollars in thousands)	Total Restructuring Charges	Recognized and/or paid as of December 31, 2011	Remaining Costs to be Paid
Severance and benefit costs	$15,004	$4,331	$10,673
Accelerated depreciation of property, plant and equipment	7,068	7,068	—
Write-off of related spare parts and inventory	2,278	2,278	—
Other miscellaneous costs	114	24	90

Total restructuring costs	$24,464	$13,701	$10,763

The following details the changes in our associated shutdown liability during the year ended December 31, 2011 which is included in Accrued liabilities on our consolidated balance sheets:

(Dollars in thousands)	Year Ended December 31, 2011
Severance and benefit costs	$11,679
Purchase obligations	90
Severance and benefit payments	(1,006)

Balance of reserve at December 31, 2011	$10,763

In 2009, Restructuring and other charges on our consolidated statements of operations are comprised of transition and other costs (i.e., technology migration costs, consulting and legal fees, and other one-time costs), including those associated with the Acquisition. The charges for the year ended December 31, 2009 were $1.0 million. There were no restructuring and other charges for the year ended December 31, 2010.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies
12.	COMMITMENTS AND CONTINGENCIES

Bucksport Energy LLC — At our mill in Bucksport, Maine, we have a joint ownership interest with Bucksport Energy LLC, an unrelated third party, in a cogeneration power plant producing steam and electricity that was built in 2000. Each co-owner owns an undivided proportional share of the plant’s assets, and we account for this investment under the proportional consolidation method. We own 28% of the steam and electricity produced by the plant. We may purchase our remaining electrical needs from the plant at market rates. We are obligated to purchase the remaining 72% of the steam output from the plant at fuel cost plus a contractually fixed fee per unit of steam. Power generation and operating expenses are divided on the same basis as ownership. As of September 30, 2012, we had $0.4 million of restricted cash which may be used only to fund the ongoing energy operations of this investment included in Intangibles and other assets in the accompanying condensed consolidated balance sheets.

Thilmany, LLC — We are a party to a long-term supply agreement with Thilmany, LLC, or “Thilmany,” for the manufacture of specialty paper products on paper machine no. 5 at our Androscoggin mill in Jay, Maine. The agreement, which expires on June 1, 2017, requires Thilmany to pay us a variable charge for the paper purchased and a fixed charge for the availability of the paper machine. We are responsible for the machine’s routine maintenance, and Thilmany is responsible for any capital expenditures specific to the machine. Thilmany has the right to terminate the agreement if certain events occur.

General Litigation — We are involved from time to time in legal proceedings incidental to the conduct of our business. We do not believe that any liability that may result from these proceedings will have a material adverse effect on our financial statements.

16.	COMMITMENTS AND CONTINGENCIES

Operating Leases — We have entered into operating lease agreements, which expire at various dates through 2022, related to certain machinery and equipment used in our manufacturing process. Rental expense under operating leases amounted to $7.7 million, $7.0 million, and $6.8 million for the years ended December 31, 2011, 2010, and 2009, respectively.

The following table, as of December 31, 2011, represents the future minimum rental payments due under non-cancelable operating leases that have initial or remaining lease terms in excess of one year:

(Dollars in thousands)
2012	$6,908
2013	5,265
2014	3,397
2015	1,609
2016	800
Thereafter	1,697

Total	$19,676

Purchase obligations — We have entered into unconditional purchase obligations in the ordinary course of business for the purchase of certain raw materials, energy, and services. The following table, as of December 31, 2011, summarizes our unconditional purchase obligations:

(Dollars in thousands)
2012	$130,420
2013	98,751
2014	99,591
2015	98,505
2016	28,630
Thereafter	168,527

Total	$624,424

Severance Arrangements — Under our severance policy, and subject to certain terms and conditions, if the employment of a salaried employee of ours is terminated under specified circumstances, the employee is eligible to receive (1) a termination allowance equal to two weeks of his or her base salary for each full or partial year of applicable service with us, subject to a minimum of four weeks of base salary, and (2) if the employee is a participant in our annual incentive award plan (the “VIP”), a prorated and/or reduced portion of the incentive award otherwise payable under the VIP for the year in which his or her employment with us is terminated. We are obligated to provide certain severance benefits to Michael A. Jackson, President and Chief Executive Officer, under his employment agreement in the event of the termination of his employment by us without cause, by him for good reason, or due to his death or disability. We are obligated to provide certain severance benefits to other executive officers under their confidentiality and non-competition agreements in the event that their employment with us is terminated for any reason.

Thilmany, LLC — In connection with the Acquisition, we assumed a twelve-year supply agreement with Thilmany, LLC, or “Thilmany,” for the specialty paper products manufactured on paper machine No. 5 at our Androscoggin mill in Jay, Maine, which expires on June 1, 2017. The agreement requires Thilmany to pay us a variable charge for the paper purchased and a fixed charge for the availability of the No. 5 paper machine. We are responsible for the machine’s routine maintenance and Thilmany is responsible for any capital expenditures specific to the machine. Thilmany has the right to terminate the agreement if certain events occur.

General Litigation — We are involved in legal proceedings incidental to the conduct of our business. We do not believe that any liability that may result from these proceedings will have a material adverse effect on our financial statements.

New Market Tax Credit Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
New Market Tax Credit Entities
11.	NEW MARKET TAX CREDIT ENTITIES

In December 2010, we entered into a financing transaction with Chase Community Equity, LLC, or “Chase,” related to a $43 million renewable energy project at our mill in Quinnesec, Michigan, in which Chase made a capital contribution and Verso Finance made a loan to Chase NMTC Verso Investment Fund, LLC, or the “Investment Fund,” under a qualified New Markets Tax Credit, or “NMTC,” program. The NMTC program was provided for in the Community Renewal Tax Relief Act of 2000, or the “Act,” and is intended to induce capital investment in qualified lower income communities. The Act permits taxpayers to claim credits against their Federal income taxes for up to 39% of qualified investments in the equity of community development entities, or “CDEs.” CDEs are privately managed investment institutions that are certified to make qualified low-income community investments, or “QLICIs.”

In connection with the financing, we loaned $23.3 million to Verso Finance at an interest rate of 6.5% per year and with a maturity of December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund. The Investment Fund then contributed the loan proceeds to certain CDEs, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC, our indirect, wholly-owned subsidiary. The proceeds of the loans from the CDEs (including loans representing the capital contribution made by Chase, net of syndication fees) were used to partially fund the renewable energy project.

In December 2010, Chase also contributed $9.0 million to the Investment Fund and, by virtue of such contribution, is entitled to substantially all of the benefits derived from the NMTCs. This transaction includes a put/call provision whereby we may be obligated or entitled to repurchase Chase’s interest. We believe that Chase will exercise the put option in December 2017 at the end of the recapture period. The value attributed to the put/call is de minimis. The NMTC is subject to 100% recapture for a period of seven years as provided in the Internal Revenue Code. We are required to be in compliance with various regulations and contractual provisions that apply to the NMTC arrangement. Non-compliance with applicable requirements could result in projected tax benefits not being realized and, therefore, could require us to indemnify Chase for any loss or recapture of NMTCs related to the financing until such time as our obligation to deliver tax benefits is relieved. We do not anticipate any credit recaptures will be required in connection with this arrangement.

We have determined that the Investment Fund is a variable interest entity, or “VIE.” The ongoing activities of the Investment Fund — collecting and remitting interest and fees and NMTC compliance — were all considered in the initial design and are not expected to significantly affect economic performance throughout the life of the Investment Fund. Management considered the contractual arrangements that obligate us to deliver tax benefits and provide various other guarantees to the structure; Chase’s lack of a material interest in the underling economics of the project; and the fact that we are obligated to absorb losses of the Investment Fund. We concluded that we are the primary beneficiary and consolidated the Investment Fund, as a VIE, in accordance with the accounting standard for consolidation. Chase’s contribution, net of syndication fees, is included in other liabilities in the accompanying condensed consolidated balance sheets. Direct costs incurred in structuring the financing arrangement are deferred and will be recognized as expense over the term of the loans. Incremental costs to maintain the structure during the compliance period are recognized as incurred.

The following table summarizes the impact of the consolidated VIE as of September 30, 2012, and December 31, 2011:

(Dollars in thousands)	September 30, 2012	December 31, 2011
Current assets	$24	$81
Non-current assets	23,390	23,390

Total assets	$23,414	$23,471

Current liabilities	149	205
Long-term debt	23,305	23,305
Other non-current liabilities	7,923	7,923

Total liabilities	$31,377	$31,433

Amounts presented in the condensed consolidated balance sheets and the table above are adjusted for intercompany eliminations.

17.	NEW MARKET TAX CREDIT ENTITIES

On December 29, 2010, we entered into a financing transaction with Chase Community Equity, LLC, or “Chase,” related to a $43 million renewable energy project at our mill in Quinnesec, Michigan, in which Chase made a capital contribution and Verso Finance made a loan to Chase NMTC Verso Investment Fund, LLC, the “Investment Fund,” under a qualified New Markets Tax Credit, or “NMTC,” program. The NMTC program was provided for in the Community Renewal Tax Relief Act of 2000, or the “Act,” and is intended to induce capital investment in qualified lower income communities. The Act permits taxpayers to claim credits against their Federal income taxes for up to 39% of qualified investments in the equity of community development entities, or “CDEs.” CDEs are privately managed investment institutions that are certified to make qualified low-income community investments, or “QLICIs.”

In connection with the financing, we loaned $23.3 million to Verso Finance pursuant to a 6.5% loan due December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund. The Investment Fund then contributed the loan proceeds to certain CDEs, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC, our indirect, wholly owned subsidiary, as partial financing for the renewable energy project. The proceeds of the loans from the CDEs (including loans representing the capital contribution made by Chase, net of syndication fees) are restricted for use on the renewable energy project. Restricted cash, after qualifying capital expenditures, of $0.3 million and $25.0 million held by Verso Quinnesec REP LLC at December 31, 2011 and 2010, respectively, is included in other assets in the accompanying consolidated balance sheet.

Simultaneously, Chase contributed $9.0 million in the Investment Fund, and as such, Chase is entitled to substantially all of the benefits derived from the NMTCs. This transaction also includes a put/call provision whereby we may be obligated or entitled to repurchase Chase’s interest. We believe that Chase will exercise the put option in December 2017 at the end of the recapture period. The value attributed to the put/call is de minimis. The NMTC is subject to 100% recapture for a period of seven years as provided in the Internal Revenue Code. We are required to be in compliance with various regulations and contractual provisions that apply to the NMTC arrangement. Non-compliance with applicable requirements could result in projected tax benefits not being realized and, therefore, require us to indemnify Chase for any loss or recapture of NMTCs related to the financing until such time as our obligation to deliver tax benefits is relieved. We do not anticipate any credit recaptures will be required in connection with this arrangement.

We have determined that the financing arrangement is a variable interest entity, or “VIE.” The ongoing activities of the VIE — collecting and remitting interest and fees and NMTC compliance — were all considered in the initial design and are not expected to significantly affect economic performance throughout the life of the VIE. Management considered the contractual arrangements that obligate us to deliver tax benefits and provide various other guarantees to the structure; Chase’s lack of a material interest in the underling economics of the project; and the fact that we are obligated to absorb losses of the VIE. We concluded that we were the primary beneficiary and consolidated the VIE in accordance with the accounting standard for consolidation. Chase’s contribution, net of syndication fees, is included in Other liabilities on the consolidated balance sheets. Direct costs incurred in structuring the arrangement are deferred and will be recognized as expense over the term of the notes. Incremental costs to maintain the structure during the compliance period will be recognized as incurred.

The following table summarizes the impact of the consolidated VIE as of December 31, 2011 and 2010:

	December 31,
(Dollars in thousands)	2011	2010
Current assets	$81	$25
Non-current assets	23,390	23,390

Total assets	$23,471	$23,415

Current liabilities	205	17
Long-term debt	23,305	23,305
Other non-current liabilities	7,923	7,712

Total liabilities	$31,433	$31,034

Amounts presented in the condensed consolidated balance sheets and the table above are adjusted for intercompany eliminations.

Information By Industry Segment	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Information By Industry Segment
13.	INFORMATION BY INDUSTRY SEGMENT

Our reporting segments correspond to the following three market segments in which we operate: coated papers, including coated groundwood and coated freesheet; hardwood market pulp; and other, consisting of specialty papers. We operate primarily in one geographic segment, North America. Our products are used primarily in media and marketing applications, including catalogs, magazines, and commercial printing applications such as high-end advertising brochures, annual reports, and direct-mail advertising. Our assets are utilized across segments in our integrated mill system and are not identified by segment or reviewed by management on a segment basis.

The following table summarizes the industry segment data for the three-month and nine-month periods ended September 30, 2012 and 2011:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011
Net Sales:
Coated papers	$300,939	$374,606	$889,121	$1,046,948
Hardwood market pulp	35,035	40,312	104,168	112,255
Other	37,030	41,918	120,272	113,004

Total	$373,004	$456,836	$1,113,561	$1,272,207

Operating Income (Loss):
Coated papers(1)	$(72,654)	$23,408	$(87,754)	$36,262
Hardwood market pulp	3,860	10,488	8,112	26,803
Other	(2,690)	(3,293)	(13,626)	(11,341)

Total	$(71,484)	$30,603	$(93,268)	$51,724

Depreciation, Amortization, and Depletion:
Coated papers	$21,220	$24,281	$70,065	$74,200
Hardwood market pulp	4,725	4,376	13,523	12,853
Other	2,193	2,533	7,750	7,129

Total	$28,138	$31,190	$91,338	$94,182

Capital Spending:
Coated papers	$20,612	$19,612	$47,911	$47,173
Hardwood market pulp(2)	(5,421)	7,697	(3,209)	19,795
Other	488	516	2,049	863

Total	$15,679	$27,825	$46,751	$67,831

(1)	Included here is the effect of $97.0 million in Restructuring charges recognized in the third quarter of 2012, which is entirely attributable to the coated papers segment.
(2)	Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow from govermental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.

18.	INFORMATION BY INDUSTRY SEGMENT

Our reporting segments correspond to the following three market segments in which we operate: coated and supercalendered papers; hardwood market pulp; and other, consisting of specialty papers. We operate in one geographic segment, the United States. Our core business platform is as a producer of coated freesheet, coated groundwood, and uncoated supercalendered papers. These products are used in catalogs, magazines, retail inserts, and commercial print.

The following table summarizes the industry segments for the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009
Net Sales:
Coated and supercalendered	$1,418,817	$1,314,961	$1,198,758
Hardwood market pulp	150,111	164,948	104,541
Other	153,561	125,407	57,555

Total	$1,722,489	$1,605,316	$1,360,854

Operating Income (Loss):
Coated and supercalendered	$3,470	(38,884)	(57,240)
Hardwood market pulp	33,357	49,267	(12,548)
Other	(12,945)	(14,193)	(7,417)

Total	$23,882	$(3,810)	$(77,205)

Depreciation, Amortization, and Depletion:
Coated and supercalendered	$98,370	$100,902	$110,415
Hardwood market pulp	17,249	18,313	17,916
Other	9,676	8,152	4,351

Total	$125,295	$127,367	$132,682

Capital Spending:
Coated and supercalendered	$65,227	$59,067	$28,604
Hardwood market pulp	23,695	11,017	3,869
Other	1,350	3,562	1,743

Total	$90,272	$73,646	$34,216

Condensed Consolidating Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Condensed Consolidating Financial Information
14.	CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Presented below are Verso Holdings’ consolidating balance sheets, statements of operations, statements of comprehensive income, and statements of cash flows, as required by Rule 3-10 of Regulation S-X of the Securities Exchange Act of 1934, as amended. The consolidating financial statements have been prepared from Verso Holdings’ financial information on the same basis of accounting as the consolidated financial statements. Investments in our subsidiaries are accounted for under the equity method. Accordingly, the entries necessary to consolidate Verso Holdings’ subsidiaries that guaranteed the obligations under the debt securities described below are reflected in the Eliminations column.

Verso Holdings, or the “Parent Issuer,” and its direct, 100% owned subsidiary, Verso Paper Inc., or the “Subsidiary Issuer,” are the issuers of the 11.75% senior secured notes due 2019, the 11.75% secured notes due 2019, the 8.75% second priority senior secured notes due 2019, the second priority senior secured floating rate notes due 2014, and the 11.38% senior subordinated notes due 2016, or collectively, the “Notes.” The Notes are jointly and severally guaranteed on a full and unconditional basis by the Parent Issuer’s direct and indirect, 100% owned subsidiaries, excluding the Subsidiary Issuer, Bucksport Leasing LLC, and Verso Quinnesec REP LLC, or collectively, the “Guarantor Subsidiaries.” Chase NMTC Verso Investment Fund, LLC, a consolidated VIE of Verso Holdings, is a “Non-Guarantor Affiliate.”

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

September 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$10,112	$—	$17	$—	$10,129
Accounts receivable, net	—	—	114,227	—	—	—	114,227
Inventories	—	—	140,985	—	—	—	140,985
Prepaid expenses and other assets	—	—	7,923	—	7	—	7,930

Current assets	—	—	273,247	—	24	—	273,271
Property, plant, and equipment, net	—	—	798,489	20,515	—	(288)	818,716
Intercompany/affiliate receivable	1,257,158	—	—	9,135	31,153	(1,297,446)	—
Investment in subsidiaries	(281,448)	—	(447)	—	—	281,895	—
Other non-current assets(1)	—	—	122,660	1,056	(10)	95	123,801

Total assets	$975,710	$—	$1,193,949	$30,706	$31,167	$(1,015,744)	$1,215,788

LIABILITIES AND MEMBER’S EQUITY
Accounts payable	$—	$—	$93,932	$7	$23	$(7)	$93,955
Accrued liabilities	24,092	—	75,719	—	126	—	99,937

Current liabilities	24,092	—	169,651	7	149	(7)	193,892
Intercompany/affiliate payable	—	—	1,266,293	31,146	—	(1,297,439)	—
Long-term debt(2)	1,198,614	—	—	—	23,305	—	1,221,919
Other long-term liabilities	—	—	39,050	—	7,923	—	46,973
Member’s (deficit) equity	(246,996)	—	(281,045)	(447)	(210)	281,702	(246,996)

Total liabilities and equity	$975,710	$—	$1,193,949	$30,706	$31,167	$(1,015,744)	$1,215,788

(1)	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$94,722	$—	$73	$—	$94,795
Accounts receivable, net	—	—	128,213	—	—	—	128,213
Inventories	—	—	166,876	—	—	—	166,876
Prepaid expenses and other assets	—	—	3,230	—	8	—	3,238

Current assets	—	—	393,041	—	81	—	393,122
Property, plant, and equipment, net	—	—	904,901	30,086	—	(288)	934,699
Intercompany/affiliate receivable	1,249,306	—	—	340	31,153	(1,280,799)	—
Investment in subsidiaries	(84,459)	—	356	—	—	84,103	—
Other non-current assets(1)	—	—	115,461	1,076	30	54	116,621

Total assets	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

LIABILITIES AND MEMBER’S EQUITY
Accounts payable	$—	$—	$110,517	$—	$79	$(7)	$110,589
Accrued liabilities	48,259	—	91,297	—	126	—	139,682

Current liabilities	48,259	—	201,814	—	205	(7)	250,271
Intercompany/affiliate payable	—	—	1,249,646	31,146	—	(1,280,792)	—
Long-term debt(2)	1,177,772	—	—	—	23,305	—	1,201,077
Other long-term liabilities	—	—	46,355	—	7,923	—	54,278
Member’s (deficit) equity	(61,184)	—	(84,056)	356	(169)	83,869	(61,184)

Total liabilities and equity	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

(1)	Other non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Three Months Ended September 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$373,004	$—	$—	$—	$373,004
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	301,833	—	—	—	301,833
Depreciation, amortization, and depletion	—	—	27,869	269	14	(14)	28,138
Selling, general, and administrative expenses	—	—	17,925	(433)	7	—	17,499
Restructuring and other charges	—	—	97,018	—	—	—	97,018
Interest income	(33,050)	—	(381)	—	(387)	33,437	(381)
Interest expense	33,050	—	31,657	394	379	(33,437)	32,043
Other income, net	—	—	(21)	—	—	—	(21)
Equity in net loss of subsidiaries	(103,125)	—	—	—	—	103,125	—

Net loss	$(103,125)	$—	$(102,896)	$(230)	$(13)	$103,139	$(103,125)
Other comprehensive income	1,514	—	1,514	—	—	(1,514)	1,514

Comprehensive loss	$(101,611)	$—	$(101,382)	$(230)	$(13)	$101,625	$(101,611)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Nine Months Ended September 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,113,561	$—	$—	$—	$1,113,561
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	962,298	—	—	—	962,298
Depreciation, amortization, and depletion	—	—	90,442	896	41	(41)	91,338
Selling, general, and administrative expenses	—	—	57,446	(1,274)	24	—	56,196
Restructuring and other charges	—	—	96,997	—	—	—	96,997
Interest income	(96,936)	—	(1,143)	—	(1,160)	98,096	(1,143)
Interest expense	96,936	—	93,796	1,181	1,136	(98,096)	94,953
Other loss (income), net	8,244	—	(772)	—	—	—	7,472
Equity in net loss of subsidiaries	(186,306)	—	—	—	—	186,306	—

Net loss	$(194,550)	$—	$(185,503)	$(803)	$(41)	$186,347	$(194,550)
Other comprehensive income	6,552	—	6,552	—	—	(6,552)	6,552

Comprehensive loss	$(187,998)	$—	$(178,951)	$(803)	$(41)	$179,795	$(187,998)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Three Months Ended September 30, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$456,836	$—	$—	$—	$456,836
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	375,554	—	—	—	375,554
Depreciation, amortization, and depletion	—	—	31,184	6	14	(14)	31,190
Selling, general, and administrative expenses	—	—	19,528	(47)	8	—	19,489
Interest income	(30,881)	—	(380)	(11)	(387)	31,268	(391)
Interest expense	30,881	—	30,145	(380)	379	(31,268)	29,757
Other income, net	—	—	(44)	—	—	—	(44)
Equity in net income of subsidiaries	1,281	—	—	—	—	(1,281)	—

Net income	$1,281	$—	$849	$432	$(14)	$(1,267)	$1,281
Other comprehensive loss	(3,267)	—	(3,267)	—	—	3,267	(3,267)

Comprehensive loss	$(1,986)	$—	$(2,418)	$432	$(14)	$2,000	$(1,986)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Nine Months Ended September 30, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,272,207	$—	$—	$—	$1,272,207
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,066,562	—	—	—	1,066,562
Depreciation, amortization, and depletion	—	—	94,164	18	41	(41)	94,182
Selling, general, and administrative expenses	—	—	59,730	(108)	117	—	59,739
Interest income	(93,398)	—	(1,162)	(53)	(1,160)	94,558	(1,215)
Interest expense	93,398	—	91,455	140	1,137	(94,558)	91,572
Other loss (income), net	26,091	—	(195)	—	—	—	25,896
Equity in net loss of subsidiaries	(38,438)	—	—	—	—	38,438	—

Net loss	$(64,529)	$—	$(38,347)	$3	$(135)	$38,479	$(64,529)
Other comprehensive loss	(1,961)	—	(1,961)	—	—	1,961	(1,961)

Comprehensive loss	$(66,490)	$—	$(40,308)	$3	$(135)	$40,440	$(66,490)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Nine Months Ended September 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(28,216)	$(8,673)	$(56)	$—	$(36,945)

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	1,562	—	—	—	1,562
Transfers to (from) restricted cash	—	—	591	(2)	—	—	589
Return of investment in subsidiaries	63	—	(63)	—	—	—	—
Capital expenditures	—	—	(55,426)	8,675	—	—	(46,751)

Net cash used in investing activities	63	—	(53,336)	8,673	—	—	(44,600)

Cash flows from financing activities:
Borrowings on revolving credit facilities	107,500	—	—	—	—	—	107,500
Payments on revolving credit facilities	(72,500)	—	—	—	—	—	(72,500)
Proceeds from long-term debt	341,191	—	—	—	—	—	341,191
Repayments of long-term debt	(354,984)	—	—	—	—	—	(354,984)
Debt issuance costs	(24,265)	—	—	—	—	—	(24,265)
Cash distributions	(63)	—	—	—	—	—	(63)
Repayment of advances to subsidiaries	354,984	—	(354,984)	—	—	—	—
Advances to subsidiaries	(351,926)	—	351,926	—	—	—	—

Net cash used in financing activities	(63)	—	(3,058)	—	—	—	(3,121)

Change in cash and cash equivalents	—	—	(84,610)	—	(56)	—	(84,666)
Cash and cash equivalents at beginning of period	—	—	94,722	—	73	—	94,795

Cash and cash equivalents at end of period	$—	$—	$10,112	$—	$17	$—	$10,129

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Nine Months Ended September 30, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(42,344)	$(5,302)	$13	$—	$(47,633)

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	228	—	—	—	228
Transfers to (from) restricted cash	—	—	(544)	20,997	—	—	20,453
Capital expenditures	—	—	(52,221)	(15,610)	—	—	(67,831)

Net cash used in investing activities	—	—	(52,537)	5,387	—	—	(47,150)

Cash flows from financing activities:
Proceeds from long-term debt	394,618	—	—	—	—	—	394,618
Repayments of long-term debt	(389,998)	—	—	—	—	—	(389,998)
Debt issuance costs	(10,753)	—	—	(85)	—	—	(10,838)
Repayment of advances to subsidiaries	389,998	—	(389,998)	—	—	—	—
Advances to subsidiaries	(383,865)	—	383,865	—	—	—	—

Net cash used in financing activities	—	—	(6,133)	(85)	—	—	(6,218)

Change in cash and cash equivalents	—	—	(101,014)	—	13	—	(101,001)
Cash and cash equivalents at beginning of period	—	—	152,702	—	4	—	152,706

Cash and cash equivalents at end of period	$—	$—	$51,688	$—	$17	$—	$51,705

19.	CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Presented below are our consolidating balance sheets, statements of operations, statements of comprehensive income, and statements of cash flows, as required by Rule 3-10 of Regulation S-X of the Securities Exchange Act of 1934, as amended. The consolidating financial statements have been prepared from our financial information on the same basis of accounting as the consolidated financial statements. Investments in our subsidiaries are accounted for under the equity method. Accordingly, the entries necessary to consolidate our subsidiaries that guaranteed the obligations under the debt securities described below are reflected in the Eliminations column.

Verso Holdings, the “Parent Issuer,” and its direct, 100% owned subsidiary, Verso Paper Inc., the “Subsidiary Issuer,” are the issuers of 11.5% senior secured fixed rate notes due 2014, 8.75% second priority senior secured notes due 2019, second priority senior secured floating rate notes due 2014, and 11.38% senior subordinated notes due 2016 (collectively, the “Notes”). The Notes are jointly and severally guaranteed on a full and unconditional basis by the Parent Issuer’s 100% owned subsidiaries, excluding the Subsidiary Issuer, Bucksport Leasing LLC, and Verso Quinnesec REP LLC, collectively, the “Guarantor Subsidiaries.” Chase NMTC Verso Investment Fund, LLC, a consolidated VIE of Verso Holdings, is a “Non-Guarantor Affiliate.”

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Current assets	$—	$—	$393,041	$—	$81	$—	$393,122
Property, plant, and equipment, net	—	—	904,901	30,086	—	(288)	934,699
Intercompany/affiliate receivable	1,249,306	—	—	340	31,153	(1,280,799)	—
Investment in subsidiaries	(84,459)	—	356	—	—	84,103	—
Non-current assets(1)	—	—	115,461	1,076	30	54	116,621

Total assets	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

LIABILITIES AND MEMBER’S EQUITY
Current liabilities	$48,259	$—	$201,814	$—	$205	$(7)	$250,271
Intercompany/affiliate payable	—	—	1,249,646	31,146	—	(1,280,792)	—
Long-term debt(2)	1,177,772	—	—	—	23,305	—	1,201,077
Other long-term liabilities	—	—	46,355	—	7,923	—	54,278
Member’s equity (deficit)	(61,184)	—	(84,056)	356	(169)	83,869	(61,184)

Total liabilities and equity	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

(1)	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

December 31, 2010

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Current assets	$—	$—	$406,017	$5	$4	$—	$406,026
Property, plant, and equipment, net	—	—	962,857	9,854	—	—	972,711
Intercompany/affiliate receivable	1,222,061	—	3,843	—	31,021	(1,256,925)	—
Investment in subsidiaries	47,383	—	—	—	—	(47,383)	—
Non-current assets(1)	—	—	125,964	25,678	85	—	151,727

Total assets	$1,269,444	$—	$1,498,681	$35,537	$31,110	$(1,304,308)	$1,530,464

LIABILITIES AND MEMBER’S EQUITY
Current liabilities	$48,596	$—	$195,097	$—	$4	$—	$243,697
Intercompany/affiliate payable	—	—	1,222,061	34,864	—	(1,256,925)	—
Long-term debt(2)	1,149,431	—	—	—	23,305	—	1,172,736
Other long-term liabilities	—	—	34,793	—	7,821	—	42,614
Member’s equity	71,417	—	46,730	673	(20)	(47,383)	71,417

Total liabilities and equity	$1,269,444	$—	$1,498,681	$35,537	$31,110	$(1,304,308)	$1,530,464

(1)	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Year Ended December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,722,489	$—	$—	$—	$1,722,489
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,460,290	—	—	—	1,460,290
Depreciation, amortization, and depletion	—	—	125,121	174	55	(55)	125,295
Selling, general, and administrative expenses	—	—	78,038	(156)	125	—	78,007
Goodwill impairment	—	—	10,551	—	—	—	10,551
Restructuring and other charges	—	—	24,464	—	—	—	24,464
Interest income	(124,366)	—	(1,560)	(54)	(1,546)	125,912	(1,614)
Interest expense	124,366	—	121,883	361	1,515	(125,912)	122,213
Other, net	26,091	—	(279)	—	—	—	25,812
Equity in net loss of subsidiaries	(96,438)	—	—	—	—	96,438	—

Net loss	$(122,529)	$—	$(96,019)	$(325)	$(149)	$96,493	$(122,529)
Other comprehensive loss	(12,404)	—	(12,404)	—	—	12,404	(12,404)

Comprehensive loss	$(134,933)	$—	$(108,423)	$(325)	$(149)	$108,897	$(134,933)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Year Ended December 31, 2010

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,605,316	$—	$—	$—	$1,605,316
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,410,770	—	—	—	1,410,770
Depreciation, amortization, and depletion	—	—	127,367	—	—	—	127,367
Selling, general, and administrative expenses	—	—	70,948	21	20	—	70,989
Interest income	(123,710)	—	(123)	(1)	(4)	123,714	(124)
Interest expense	123,710	—	122,524	4	4	(123,714)	122,528
Other, net	(255)	—	(734)	—	—	255	(734)
Equity in net loss of subsidiaries	(125,480)	—	—	—	—	125,480	—

Net loss	$(125,225)	$—	$(125,436)	$(24)	$(20)	$125,225	$(125,480)
Other comprehensive loss	(2,685)	—	(2,685)	—	—	2,685	(2,685)

Comprehensive loss	$(127,910)	$—	$(128,121)	$(24)	$(20)	$127,910	$(128,165)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Year Ended December 31, 2009

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,360,854	$—	$—	$—	$1,360,854
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,242,743	—	—	—	1,242,743
Depreciation, amortization, and depletion	—	—	132,682	—	—	—	132,682
Selling, general, and administrative expenses	—	—	61,655	—	—	—	61,655
Restructuring and other charges	—	—	979	—	—	—	979
Interest income	(112,797)	—	(241)	—	—	112,797	(241)
Interest expense	112,797	—	116,130	—	—	(112,797)	116,130
Other, net	(31,266)	—	(273,796)	—	—	31,266	(273,796)
Equity in net income of subsidiaries	80,702	—	—	—	—	(80,702)	—

Net income	$111,968	$—	$80,702	$—	$—	$(111,968)	$80,702
Other comprehensive income	28,702	—	28,702	—	—	(28,702)	28,702

Comprehensive income	$140,670	$—	$109,404	$—	$—	$(140,670)	$109,404

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$18,815	$(4,322)	$69	$—	$14,562

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	228	—	—	—	228
Transfers to (from) restricted cash	—	—	(975)	24,814	—	—	23,839
Capital expenditures	—	—	(69,866)	(20,406)	—	—	(90,272)
Return of investment in subsidiaries	88	—	(88)	—	—	—	—

Net cash used in investing activities	88	—	(70,701)	4,408	—	—	(66,205)

Cash flows from financing activities:
Proceeds from long-term debt	394,618	—	—	—	—	—	394,618
Repayments of long-term debt	(389,998)	—	—	—	—	—	(389,998)
Debt issuance costs	(10,715)	—	1	(86)	—	—	(10,800)
Cash distributions	(88)	—	—	—	—	—	(88)
Repayment of advances to subsidiaries	389,998	—	(389,998)	—	—	—	—
Advances to subsidiaries	(383,903)	—	383,903	—	—	—	—

Net cash used in financing activities	(88)	—	(6,094)	(86)	—	—	(6,268)

Change in cash and cash equivalents	—	—	(57,980)	—	69	—	(57,911)
Cash and cash equivalents at beginning of period	—	—	152,702	—	4	—	152,706

Cash and cash equivalents at end of period	$—	$—	$94,722	$—	$73	$—	$94,795

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2010

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$64,287	$3,818	$7,716	$—	$75,821

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	453	—	—	—	453
Loan to affiliate	—	—	(23,305)	—	(31,017)	54,322	—
Transfers to restricted cash	—	—	—	(25,073)	—	—	(25,073)
Capital expenditures	—	—	(64,490)	(9,156)	—	—	(73,646)
Return of investment in subsidiaries	78	—	(78)	—	—	—	—

Net cash used in investing activities	78	—	(87,420)	(34,229)	(31,017)	54,322	(98,266)

Cash flows from financing activities:
Proceeds from long-term debt	27,438	—	—	—	—	—	27,438
Loan from affiliate	—	—	—	31,017	23,305	(54,322)	—
Debt issuance costs	(1,205)	—	(160)	(606)	—	—	(1,971)
Cash distributions	(78)	—	—	—	—	—	(78)
Advances to subsidiaries	(26,233)	—	26,233	—	—	—	—

Net cash provided by financing activities	(78)	—	26,073	30,411	23,305	(54,322)	25,389

Change in cash and cash equivalents	—	—	2,940	—	4	—	2,944
Cash and cash equivalents at beginning of period	—	—	149,762	—	—	—	149,762

Cash and cash equivalents at end of period	$—	$—	$152,702	$—	$4	$—	$152,706

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2009

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$180,135	$—	$—	$—	$180,135

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	83	—	—	—	83
Capital expenditures	—	—	(34,216)	—	—	—	(34,216)
Investment in subsidiaries	(39,449)	—	39,449	—	—	—	—
Return of investment in subsidiaries	15,459	—	(15,459)	—	—	—	—

Net cash used in investing activities	(23,990)	—	(10,143)	—	—	—	(34,133)

Cash flows from financing activities:
Debt issuance costs	(10,270)	—	—	—	—	—	(10,270)
Cash distributions	(15,459)	—	—	—	—	—	(15,459)
Advances to subsidiaries	(342,567)	—	342,567	—	—	—	—
Repayment of advances to subsidiaries	482,317	—	(482,317)	—	—	—	—
Proceeds from long-term debt	352,837	—	—	—	—	—	352,837
Payment on long-term debt	(442,868)	—	—	—	—	—	(442,868)

Net cash used in financing activities	23,990	—	(139,750)	—	—	—	(115,760)

Change in cash and cash equivalents	—	—	30,242	—	—	—	30,242
Cash and cash equivalents at beginning of period	—	—	119,520	—	—	—	119,520

Cash and cash equivalents at end of period	$—	$—	$149,762	$—	$—	$—	$149,762

Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event
20.	SUBSEQUENT EVENT

On February 17, 2012, we obtained $100.0 million of commitments with respect to the syndication of a new accounts receivable securitization facility and approximately $55.0 million of commitments to provide a new and/or extended revolving facility under our existing senior secured revolving credit facility. We intend to close the accounts receivable securitization facility within sixty days of the date the commitments were obtained. The commitments under the revolving facility will become effective on the earlier of the date when the existing revolving credit facility matures or is extended. The new facilities will each have a five-year maturity, subject to a springing maturity under certain circumstances with respect to debt instruments of Verso Holdings and Verso Finance that mature prior to the maturity date of the new credit facilities. The accounts receivable facility will bear interest at an initial rate of LIBOR plus 2.00%, and the new revolving facility will bear interest at an initial rate of LIBOR plus 4.50%. From and after the date of our financial statements covering a period of at least three full months after the effective date of the Facilities, the applicable margin for such borrowings will be adjusted based on the excess availability under the A/R Facility and total net first lien leverage ratio under the revolving facility.

The terms and conditions of our existing revolving credit facility remain in full force and effect and have not been altered by these new commitments.

Background and Basis of Presentation	9 Months Ended
Sep. 30, 2012
Background and Basis of Presentation
1.	BACKGROUND AND BASIS OF PRESENTATION

The accompanying consolidated financial statements for Verso Paper Holdings LLC, a Delaware limited liability company, or “Verso Holding,” include the accounts of Verso Holdings and its subsidiaries. Unless otherwise noted, references to “Company,” “we,” “us,” and “our” refer collectively to Verso Holdings and its subsidiaries.

We operate in the following three market segments: coated papers; hardwood market pulp; and other, consisting of specialty papers. Our core business platform is as a producer of coated freesheet and coated groundwood papers. Our products are used primarily in media and marketing applications, including catalogs, magazines, and commercial printing applications such as high-end advertising brochures, annual reports, and direct-mail advertising.

This report contains the unaudited condensed consolidated financial statements of Verso Paper and Verso Holdings as of September 30, 2012, and for the three-month and nine-month periods ended September 30, 2012 and 2011. The December 31, 2011, condensed consolidated balance sheet data was derived from audited financial statements but does not include all disclosures required annually by accounting principles generally accepted in the United States of America, or “GAAP.” In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments that are necessary for the fair presentation of Verso Paper’s and Verso Holdings’ respective financial conditions, results of operations, and cash flows for the interim periods presented. Except as disclosed in the notes to the unaudited condensed consolidated financial statements, such adjustments are of a normal, recurring nature. Variable interest entities for which Verso Holdings is the primary beneficiary are consolidated. Intercompany balances and transactions are eliminated in consolidation. The results of operations and cash flows for the interim periods presented may not necessarily be indicative of full-year results. It is suggested that these financial statements be read in conjunction with the audited consolidated financial statements and notes thereto of Verso Holdings contained in their respective Annual Reports on Form 10-K for the year ended December 31, 2011.

Supplemental Financial Statement Information	9 Months Ended
Sep. 30, 2012
Supplemental Financial Statement Information
3.	SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION

Inventories and Replacement Parts and Other Supplies — Inventory values include all costs directly associated with manufacturing products: materials, labor, and manufacturing overhead. These values are presented at the lower of cost or market. Costs of raw materials, work-in-progress, and finished goods are determined using the first-in, first-out method. Replacement parts and other supplies are stated using the average cost method and are reflected in Inventories and Intangibles and other assets on the accompanying condensed consolidated balance sheets (see also Note 4).

Inventories by major category include the following:

(Dollars in thousands)	September 30, 2012	December 31, 2011
Raw materials	$29,808	$27,953
Woodyard logs	7,166	5,931
Work-in-process	12,725	19,120
Finished goods	64,502	87,585
Replacement parts and other supplies	26,784	26,287

Inventories	$140,985	$166,876

During the nine months ended September 30, 2012, raw materials inventories with a carrying value of $3.7 million, work-in-process inventories with a carrying value of $1.2 million, and finished goods inventories with a carrying value of $3.3 million were reduced to their fair value of $0, due to fire loss.

In the third quarter of 2012, we completed a comprehensive assessment of the damage resulting from the fire and explosion at our paper mill in Sartell, Minnesota, and announced the decision to permanently close the mill. As a result of the closure, we recorded an inventory impairment charge of $5.6 million, which is included in Restructuring and other charges on our accompanying condensed consolidated statements of operations (see also Note 10).

Asset Retirement Obligations — In accordance with ASC Topic 410, Asset Retirement and Environmental Obligations, a liability and an asset are recorded equal to the present value of the estimated costs associated with the retirement of long-lived assets where a legal or contractual obligation exists. The liability is accreted over time, and the asset is depreciated over its useful life. Our asset retirement obligations under this standard relate to closure and post-closure costs for landfills. Revisions to the liability could occur due to changes in the estimated costs or timing of closure or possible new federal or state regulations affecting the closure.

On September 30, 2012, we had $0.8 million of restricted cash included in Intangibles and other assets in the accompanying condensed consolidated balance sheet related to an asset retirement obligation in the state of Michigan. This cash deposit is required by the state and may only be used for the future closure of a landfill.

The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying condensed consolidated balance sheets:

	Nine Months Ended September 30,
(Dollars in thousands)	2012	2011
Asset retirement obligations, January 1	$11,233	$13,660
Accretion expense	614	607
Settlement of existing liabilities	(383)	(1,120)
Adjustment to existing liabilities	419	(1,619)

Asset retirement obligations, September 30	$11,883	$11,528

In addition to the above obligations, we may be required to remove certain materials from our facilities or to remediate them in accordance with current regulations that govern the handling of certain hazardous or potentially hazardous materials. At this time, any such obligations have an indeterminate settlement date, and we believe that adequate information does not exist to reasonably estimate any such potential obligations. Accordingly, we will record a liability for such remediation when sufficient information becomes available to estimate the obligation.

Property, Plant, and Equipment — Property, plant, and equipment is stated at cost, net of accumulated depreciation. Interest is capitalized on projects meeting certain criteria and is included in the cost of the assets. The capitalized interest is depreciated over the same useful lives as the related assets. Expenditures for major repairs and improvements are capitalized, whereas normal repairs and maintenance are expensed as incurred. For the three-month and nine-month periods ended September 30, 2012, interest costs of $1.4 million and $3.2 million, respectively, were capitalized. For the three-month and nine-month periods ended September 30, 2011, interest costs of $1.5 million and $2.9 million, respectively, were capitalized.

Depreciation is computed using the straight-line method over the assets’ estimated useful lives. Depreciation expense was $28.1 million and $90.6 million for the three-month and nine-month periods ended September 30, 2012, respectively, compared to $30.6 million and $92.7 million for the three-month and nine-month periods ended September 30, 2011, respectively.

During the nine months ended September 30, 2012, fixed assets with a carrying value of $6.4 million were reduced to a fair value of $0, due to fire loss.

As of September 30, 2012, we have received $40 million in advances from our insurance provider related to the charges incurred as a result of the fire. As of September 30, 2012, the net of cash advances received and deferred expenses incurred of $11.3 million is included in Accrued liabilities on our accompanying condensed consolidated balance sheet. Subsequent to September 30, we reached a settlement agreement with our insurance provider for property and business losses resulting from the fire and received additional proceeds of $44 million in the fourth quarter of 2012.

In the third quarter of 2012, we completed a comprehensive assessment of the damage resulting from the fire and explosion at our paper mill in Sartell, Minnesota, and announced the decision to permanently close the mill. As a result of the closure, we recorded a fixed asset impairment charge of $66.8 million, which is included in Restructuring and other charges on our accompanying condensed consolidated statements of operations (see also Note 10).

Summary of Business and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Nature of Business

Nature of Business — The accompanying consolidated financial statements for Verso Paper Holdings LLC, a Delaware limited liability company, or “Verso Holdings,” include the accounts of Verso Holdings and its subsidiaries. Unless otherwise noted, references to “Company,” “we,” “us,” and “our” refer collectively to Verso Holdings and its subsidiaries. Verso Paper Finance Holdings LLC, or “Verso Finance,” is our sole member and direct parent.

We began operations on August 1, 2006, when we acquired the assets and certain liabilities comprising the business of the Coated and Supercalendered Papers Division of International Paper Company, or “International Paper.” We were formed by affiliates of Apollo Global Management, LLC, or “Apollo,” for the purpose of consummating the acquisition from International Paper, or the “Acquisition.” Verso Paper Corp., of which we are an indirect, wholly owned subsidiary, went public on May 14, 2008, with an initial public offering, “IPO,” of 14 million shares of common stock.

We operate in the following three market segments: coated and supercalendered papers; hardwood market pulp; and other, consisting of specialty papers. Our core business platform is as a producer of coated freesheet, coated groundwood, and uncoated supercalendered papers. These products are used in catalogs, magazines, retail inserts, and commercial print.

Basis of Presentation

Basis of Presentation —This report contains the financial statements of Verso Holdings as of December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010, and 2009. Variable interest entities for which Verso Holdings is the primary beneficiary are also consolidated. All material intercompany balances and transactions are eliminated.

Use of Estimates

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or “GAAP,” requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

Revenue Recognition

Revenue Recognition — Sales are net of rebates, allowances, and discounts. Revenue is recognized when the customer takes title and assumes the risks and rewards of ownership. Revenue is recorded at the time of shipment for terms designated f.o.b. (free on board) shipping point. For sales transactions designated f.o.b. destination, which include export sales, revenue is recorded when the product is delivered to the customer’s site and when title and risk of loss are transferred.

Shipping and Handling Costs

Shipping and Handling Costs — Shipping and handling costs, such as freight to customer destinations, are included in Cost of products sold in the accompanying consolidated statements of operations. These costs, when included in the sales price charged for our products, are recognized in Net sales.

Planned Maintenance Costs

Planned Maintenance Costs — Maintenance costs for major planned maintenance shutdowns in excess of $0.5 million are deferred over the period in which the maintenance shutdowns occur and expensed ratably over the period until the next major planned shutdown, since we believe that operations benefit throughout that period from the maintenance work performed. Other maintenance costs are expensed as incurred.

Environmental Costs and Obligations

Environmental Costs and Obligations — Costs associated with environmental obligations, such as remediation or closure costs, are accrued when such costs are probable and reasonably estimable. Such accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental obligations are discounted to their present value when the expected cash flows are reliably determinable.

Equity Compensation

Equity Compensation — We account for equity awards in accordance with Financial Accounting Standards Board, or “FASB,” Accounting Standards Codification, or “ASC,” Topic 718, Compensation — Stock Compensation. ASC Topic 718 requires employee equity awards to be accounted for under the fair value method. Accordingly, share-based compensation is measured at the grant date based on the fair value of the award. We use the straight-line attribution method to recognize share-based compensation over the service period of the award.

Income Taxes	Income Taxes — Verso Holdings is a limited liability corporation and is not subject to federal income taxes. We account for our state income taxes in accordance with ASC Topic 740, Income Taxes.
Fair Value of Financial Instruments

Fair Value of Financial Instruments — The carrying amounts for cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities, and amounts receivable from or due to related parties approximate fair value due to the short maturity of these instruments. We determine the fair value of our long-term debt based on market information and a review of prices and terms available for similar obligations. See also Note 7, Note 9, Note 12, and Note 13 for additional information regarding the fair value of financial instruments.

Cash and Cash Equivalents	Cash and Cash Equivalents — Cash and cash equivalents include highly liquid investments with a maturity of three months or less at the date of purchase.
Inventories and Replacement Parts and Other Supplies

Inventories and Replacement Parts and Other Supplies — Inventory values include all costs directly associated with manufacturing products: materials, labor, and manufacturing overhead. These values are presented at the lower of cost or market. Costs of raw materials, work-in-progress, and finished goods are determined using the first-in, first-out method. Replacement parts and other supplies are stated using the average cost method and are reflected in Inventories and Intangibles and other assets on the consolidated balance sheet (see also Note 3 and Note 5).

Property, Plant, and Equipment

Property, Plant, and Equipment — Property, plant, and equipment is stated at cost, net of accumulated depreciation. Interest is capitalized on projects meeting certain criteria and is included in the cost of the assets. The capitalized interest is depreciated over the same useful lives as the related assets. Expenditures for major repairs and improvements are capitalized, whereas normal repairs and maintenance are expensed as incurred. Interest cost of $3.7 million was capitalized in 2011, and $1.3 million was capitalized in 2010.

Depreciation and amortization are computed using the straight-line method for all assets over the assets’ estimated useful lives. Estimated useful lives are as follows:

Years
Building	20 - 40
Machinery and equipment	10 - 20
Furniture and office equipment	3 - 10
Computer hardware	3 - 6
Leasehold improvements	Over the terms of the lease or the useful life of the improvements

Reforestation

Reforestation — Timberlands are stated at cost, including capitalized costs attributable to reforestation efforts (i.e., costs for site preparation, planting stock, labor, herbicide, fertilizer, and any other costs required to establish timber on land that was previously not forested). From August 1, 2006 (date of Acquisition) through December 31, 2011, we have been primarily engaged in developing our hybrid poplar woodlands. Costs attributable to timberlands are charged against income as trees are cut. The rate charged will be determined annually based on the relationship of incurred costs to estimated current merchantable volume.

Goodwill and Intangible Assets

Goodwill and Intangible Assets — We account for goodwill and other intangible assets in accordance with ASC Topic 350, Intangibles — Goodwill and Other. Intangible assets primarily consist of trademarks, customer-related intangible assets, and patents obtained through business acquisitions. The useful lives of trademarks were determined to be indefinite and, therefore, these assets are not amortized. Customer-related intangible assets are amortized over their estimated useful lives of approximately twenty-five years. Patents are amortized over their remaining legal lives of ten years. The impairment evaluation of the carrying amount of goodwill and other intangible assets with indefinite lives is conducted annually or more frequently if events or changes in circumstances indicate that an asset might be impaired.

Goodwill is evaluated at the reporting unit level and has been allocated to the “Coated” segment. The evaluation for goodwill impairment is performed by applying a two-step test. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than its carrying amount, goodwill is considered impaired and the loss is measured by performing step two, which involves using a hypothetical purchase price allocation to determine the implied fair value of the goodwill and compare it to the carrying value of the goodwill. An impairment loss is recognized to the extent the implied fair value of the goodwill is less than the carrying amount of the goodwill. In 2011, we recognized a goodwill impairment charge of $10.5 million. We have no goodwill remaining as of December 31, 2011.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets — Long-lived assets are reviewed for impairment upon the occurrence of events or changes in circumstances that indicate that the carrying value of the assets may not be recoverable, as measured by comparing their net book value to the estimated undiscounted future cash flows generated by their use. Impaired assets are recorded at estimated fair value, determined principally using discounted cash flows.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts — We maintain an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make required payments. We manage credit risk related to our trade accounts receivable by continually monitoring the creditworthiness of our customers to whom credit is granted in the normal course of business. Trade accounts receivable balances for sales to unaffiliated customers were approximately $113.2 million at December 31, 2011, compared to $87.2 million at December 31, 2010.

We establish our allowance for doubtful accounts based upon factors surrounding the credit risks of specific customers, historical trends, and other information. Based on this assessment, an allowance is maintained that represents what is believed to be ultimately uncollectible from such customers. The allowance for doubtful accounts was approximately $0.9 million at December 31, 2011, compared to $0.8 million at December 31, 2010. Bad debt expense was $0.2 million for each of the years ended December 31, 2011 and 2010, compared to $0.4 million for the year ended December 31, 2009.

Deferred Financing Costs

Deferred Financing Costs — We capitalize costs incurred in connection with borrowings or establishment of credit facilities. These costs are amortized as an adjustment to interest expense over the life of the borrowing or life of the credit facility using the effective interest method. In the case of early debt principal repayments, we adjust the value of the corresponding deferred financing costs with a charge to interest expense, and similarly adjust the future amortization expense.

Asset Retirement Obligations

Asset Retirement Obligations — In accordance with ASC Topic 410, Asset Retirement and Environmental Obligations, a liability and an asset are recorded equal to the present value of the estimated costs associated with the retirement of long-lived assets where a legal or contractual obligation exists. The liability is accreted over time, and the asset is depreciated over its useful life. Our asset retirement obligations under this standard relate to closure and post-closure costs for landfills. Revisions to the liability could occur due to changes in the estimated costs or timing of closure or possible new federal or state regulations affecting the closure.

On December 31, 2011, we had $0.8 million of restricted cash included in other assets in the accompanying consolidated balance sheet related to an asset retirement obligation in the state of Michigan. This cash deposit is required by the state and may only be used for the future closure of a landfill. The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2011	2010
Asset retirement obligations, January 1	$13,660	$13,300
Accretion expense	816	831
Settlement of existing liabilities	(1,625)	(1,278)
Adjustment to existing liabilities	(1,618)	807

Asset retirement obligations, December 31	$11,233	$13,660

In addition to the above obligations, we may be required to remove certain materials from our facilities, or to remediate in accordance with current regulations that govern the handling of certain hazardous or potentially hazardous materials. At this time, any such obligations have an indeterminate settlement date, and we believe that adequate information does not exist to reasonably estimate any such potential obligations. Accordingly, we will record a liability for such remediation when sufficient information becomes available to estimate the obligation.

Derivative Financial Instruments

Derivative Financial Instruments — Derivative financial instruments are recognized as assets or liabilities in the financial statements and measured at fair value. The effective portion of the changes in the fair value of derivative financial instruments that qualify and are designated as cash flow hedges are recorded in Accumulated other comprehensive loss. Changes in the fair value of derivative financial instruments that are entered into as economic hedges are recognized in current earnings. We use derivative financial instruments to manage our exposure to energy prices and interest rate risk.

Pension Benefits

Pension Benefits — Pension plans cover substantially all of our employees. The defined benefit plan is funded in conformity with the funding requirements of applicable government regulations. Prior service costs are amortized on a straight-line basis over the estimated remaining service periods of employees. Certain employees are covered by defined contribution plans. Our contributions to these plans are based on a percentage of employees’ compensation or employees’ contributions. These plans are funded on a current basis.

Alternative Fuel Tax Credit

Alternative Fuel Tax Credit — Until December 31, 2009, the United States government provided an excise tax credit to taxpayers for the use of alternative fuel mixtures in their businesses equal to $0.50 per gallon of alternative fuel contained in the mixture. In January and February 2009, the Internal Revenue Service certified that our operations at our Androscoggin and Quinnesec mills qualified for the alternative fuel mixture tax credit. As a result of our use of an alternative fuel mixture containing “black liquor,” a byproduct of pulp production, at our Androscoggin and Quinnesec mills, we recognized $238.9 million of alternative fuel mixture tax credits in the year ended December 31, 2009, including approximately $10 million for claims pending at December 31, 2009. The amount recognized in fiscal 2009 includes amounts received for claims for use of the alternative fuel mixture from September 2008 through December 2009. The tax credit, as it relates to liquid fuels derived from biomass, expired on December 31, 2009.

Summary of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Estimated Useful Lives of Property, Plant, and Equipment

all assets over the assets’ estimated useful lives. Estimated useful lives are as follows:

Years
Building	20 - 40
Machinery and equipment	10 - 20
Furniture and office equipment	3 - 10
Computer hardware	3 - 6
Leasehold improvements	Over the terms of the lease or the useful life of the improvements

Asset Retirement Obligations Included in Other Liabilities

The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2011	2010
Asset retirement obligations, January 1	$13,660	$13,300
Accretion expense	816	831
Settlement of existing liabilities	(1,625)	(1,278)
Adjustment to existing liabilities	(1,618)	807

Asset retirement obligations, December 31	$11,233	$13,660

Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventories by Major Category

Inventories by major category include the following:

(Dollars in thousands)	September 30, 2012	December 31, 2011
Raw materials	$29,808	$27,953
Woodyard logs	7,166	5,931
Work-in-process	12,725	19,120
Finished goods	64,502	87,585
Replacement parts and other supplies	26,784	26,287

Inventories	$140,985	$166,876

Inventories by major category included the following:

	December 31,
(Dollars in thousands)	2011	2010
Raw materials	$27,953	$27,709
Woodyard logs	5,931	3,863
Work-in-process	19,120	16,416
Finished goods	87,585	67,817
Replacement parts and other supplies	26,287	26,711

Inventories	$166,876	$142,516

Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant, and Equipment

Property, plant, and equipment were as follows:

	December 31,
(Dollars in thousands)	2011	2010
Land and land improvements	$37,101	$37,346
Building and leasehold improvements	188,201	181,985
Machinery, equipment, and other	1,330,275	1,244,153
Construction-in-progress	31,955	38,640

Property, plant, and equipment, gross	1,587,532	1,502,124

Accumulated depreciation	(652,833)	(529,413)

Property, plant, and equipment, net	$934,699	$972,711

Intangibles and Other Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Intangibles and Other Assets

Intangibles and other assets consist of the following:

(Dollars in thousands)	September 30, 2012	December 31, 2011
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $7.3 million on September 30, 2012, and $6.7 million on December 31, 2011	$6,020	$6,620
Patents, net of accumulated amortization of $0.7 million on September 30, 2012, and $0.6 million on December 31, 2011	440	526

Total amortizable intangible assets	6,460	7,146

Unamortizable intangible assets:
Trademarks	18,116	21,473
Other assets:
Financing costs, net of accumulated amortization of $7.0 million on September 30, 2012, and $16.1 million on December 31, 2011	35,248	24,093
Deferred major repair	14,769	12,294
Replacement parts, net	3,069	4,257
Loan to affiliate	23,305	23,305
Restricted cash	2,972	3,560
Other	6,963	6,822

Total other assets	86,326	74,331

Intangibles and other assets	$110,902	$102,950

Intangibles and other assets consist of the following:

	December 31,
(Dollars in thousands)	2011	2010
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $6.7 million on December 31, 2011, and $5.7 million on December 31, 2010	$6,620	$7,570
Patents, net of accumulated amortization of $0.6 million on December 31, 2011, and $0.5 million on December 31, 2010	526	641

Total amortizable intangible assets	7,146	8,211

Unamortizable intangible assets:
Trademarks	21,473	21,473
Other assets:
Financing costs, net of accumulated amortization of $16.1 million on December 31, 2011, and $18.5 million on December 31, 2010	24,093	24,800
Deferred major repair	12,294	12,009
Deferred software cost, net of accumulated amortization of $0.8 million on December 31, 2011, and December 31, 2010	725	414
Replacement parts, net	4,257	4,535
Loan to affiliate	23,305	23,305
Restricted cash	3,560	27,399
Other	6,097	5,204

Total other assets	74,331	97,666

Intangibles and other assets	$102,950	$127,350

Depreciation, Amortization, and Depletion Expense Related to Intangibles and Other Assets

Amounts reflected in depreciation, amortization, and depletion expense related to intangibles and other assets are as follows:

(Dollars in thousands)	2011	2010	2009
Intangible amortization	$1,065	$1,265	$1,415
Software amortization	$483	940	1,880

Estimated Future Amortization Expense for Intangible Assets Over Next Five Years	The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2012	$229
2013	815
2014	715
2015	615
2016	567

The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2012	$915
2013	815
2014	715
2015	615
2016	567

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Liabilities

A summary of accrued liabilities is as follows:

	December 31,
(Dollars in thousands)	2011	2010
Accrued interest	$48,391	$48,606
Payroll and employee benefit costs	48,930	47,981
Accrued sales rebates	15,039	13,677
Restructuring costs	10,763	—
Derivatives	10,047	2,327
Accrued taxes — other than income	1,404	1,461
Freight and other	5,108	4,871

Accrued liabilities	$139,682	$118,923

Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Long Term Debt

A summary of long-term debt is as follows:

		September 30, 2012			December 31, 2011
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Fair Value	Balance	Fair Value
Verso Paper Holdings LLC
Revolving Credit Facilities	5/4/2017	2.54%	$35,000	$35,000	$—	$—
11.5% Senior Secured Notes(1)	7/1/2014	11.50%	—	—	302,820	316,260
11.75% Senior Secured Notes(2)	1/15/2019	11.75%	341,395	358,800	—	—
11.75% Secured Notes	1/15/2019	11.75%	271,573	214,543	—	—
8.75% Second Priority Senior Secured Notes(3)	2/1/2019	8.75%	394,836	195,030	394,736	257,063
Second Priority Senior Secured Floating Rate Notes	8/1/2014	4.19%	13,310	9,650	180,216	112,635
11.38% Senior Subordinated Notes	8/1/2016	11.38%	142,500	82,355	300,000	122,550
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305

Total long-term debt			1,221,919	918,683	1,201,077	831,813

(1)	Par value of $315,000 on December 31, 2011.
(2)	Par value of $345,000 on September 30, 2012.
(3)	Par value of $396,000 on September 30, 2012 and December 31, 2011.

A summary of long-term debt is as follows:

		December 31, 2011			December 31, 2010
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Fair Value	Balance	Fair Value
Revolving Credit Facility	8/1/2012	—	$—	$—	$—	$—
11.5% Senior Secured Notes(1)	7/1/2014	11.50%	302,820	316,260	332,135	384,125
9.13% Second Priority Senior Secured Notes	8/1/2014	9.13%	—	—	337,080	347,192
8.75% Second Priority Senior Secured Notes(2)	2/1/2019	8.75%	394,736	257,063	—	—
Second Priority Senior Secured Floating Rate Notes	8/1/2014	4.18%	180,216	112,635	180,216	162,194
11.38% Senior Subordinated Notes	8/1/2016	11.38%	300,000	122,550	300,000	300,750
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305

Total debt			1,201,077	831,813	1,172,736	1,217,566

(1)	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.
(2)	Par value of $396,000 on December 31, 2011.

Interest Expense Related to Long Term Debt and Cash Interests Payments on Long Term Debt

Amounts included in interest expense related to long-term debt and amounts of cash interest payments on long-term debt are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011
Interest expense	$32,194	$30,083	$94,460	$90,730
Cash interest paid	43,576	55,774	114,090	114,259
Debt issuance cost amortization(1)	1,274	1,216	3,697	3,776

(1)	Amortization of debt issuance cost is included in interest expense.

Amounts included in interest expense related to long-term debt and amounts of cash interest payments on long-term debt are as follows:

	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009
Interest expense	$120,861	$118,506	$111,263
Cash interest paid	117,043	115,405	90,713
Debt issuance cost amortization(1)	5,036	5,290	5,264

Payments Required Under Long-Term Debt

The payments required under the long-term debt listed above during the years following December 31, 2011, are set forth below:

(Dollars in thousands)
2012	$—
2013	—
2014	495,216
2015	—
2016	300,000
2017 and thereafter	419,305

Total long-term debt	$1,214,521

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Liabilities

Other liabilities consist of the following:

	December 31,
(Dollars in thousands)	2011	2010
Pension benefit obligation	$28,803	$17,873
Asset retirement obligations	11,233	13,660
Non-controlling interests	7,923	7,821
Deferred compensation	2,672	1,547
Derivatives	2,296	178
Other	1,351	1,535

Other liabilities	$54,278	$42,614

Retirement Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Components of Net Periodic Benefit Cost

The following table summarizes the components of net periodic benefit cost for the three-month and nine-month periods ended September 30, 2012 and 2011:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$1,771	$1,674	$5,312	$5,021
Interest cost	719	631	2,157	1,892
Expected return on plan assets	(697)	(645)	(2,093)	(1,934)
Amortization of actuarial loss	368	99	1,106	296
Amortization of prior service cost	196	293	588	881
Curtailment	572	—	572	—

Net periodic benefit cost	$2,929	$2,052	$7,642	$6,156

The following table summarizes the components of net periodic pension cost for the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009
Components of net periodic pension cost:
Service cost	$6,694	$6,107	$6,328
Interest cost	2,521	2,088	1,537
Expected return on plan assets	(2,234)	(1,849)	(1,234)
Curtailment	1,921	—	—
Amortization of prior service cost	1,176	1,784	1,023
Amortization of actuarial loss	393	90	319

Net periodic pension cost	$10,471	$8,220	$7,973

Detail of Prior Service Cost and Net Actuarial Loss Recognized In Accumulated Other Comprehensive Income

The following table provides detail on prior service cost and net actuarial loss recognized in Accumulated other comprehensive income at December 31, 2011 and 2010:

(Dollars in thousands)	2011	2010
Amounts recognized in Accumulated other comprehensive income:
Prior service cost	$3,885	$5,493
Net actuarial loss	19,828	8,143

Reconciliation of Plans' Benefit Obligation, Plan Assets and Funded Status

The following table sets forth a reconciliation of the plans’ benefit obligation, plan assets and funded status at December 31, 2011 and 2010:

	Year Ended December 31,
(Dollars in thousands)	2011	2010
Change in Projected Benefit Obligation:
Benefit obligation at beginning of period	$47,131	$35,137
Service cost	6,693	6,107
Interest cost	2,521	2,088
Actuarial loss	10,647	4,405
Benefits paid	(793)	(606)
Curtailment	1,487	—

Benefit obligation on December 31	$67,686	$47,131

Change in Plan Assets:
Plan assets at fair value, beginning of fiscal year	$29,258	$22,515
Actual net return (loss) on plan assets	801	2,420
Employer contributions	9,617	4,929
Benefits paid	(793)	(606)

Plan assets at fair value, end of fiscal year	$38,883	$29,258

Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets	$(28,803)	$(17,873)

Summary of Expected Future Pension Benefit Payments	The following table summarizes expected future pension benefit payments:

(Dollars in thousands)
2012	$1,582
2013	1,807
2014	2,044
2015	2,318
2016	2,648
2017-2021	22,026

Actuarial Assumptions Used In Defined Benefit Pension Plans

The actuarial assumptions used in the defined benefit pension plans were as follows:

	2011	2010	2009
Weighted average assumptions used to determine benefit obligations as of December 31:
Discount rate	4.30%	5.40%	6.00%
Rate of compensation increase	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic pension cost for the fiscal year:
Discount rate	5.40	6.00	6.00
Rate of compensation increase	N/A	N/A	N/A
Expected long-term return on plan assets	6.50	7.50	7.50

Pension Plan's Asset Allocation

The following table provides the pension plan’s asset allocation on December 31, 2011 and 2010:

	Allocation of Plan Assets
	2011 Targeted Allocation	Allocation on December 31, 2011	2010 Targeted Allocation	Allocation on December 31, 2010
Other securities:	70% -80%		52.0%
Money market funds		3.0%		—
Fixed income funds		65.0		47.0%
Other funds		3.0		—
Equity securities:	20% -30%		48.0%
Domestic equity funds — large cap		21.0%		29.3%
Domestic equity funds — small cap		4.0		5.5
International equity funds		4.0		18.2

Pension Plans Assets at Fair Value

The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of September 30, 2012, and December 31, 2011.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
September 30, 2012
Fixed income funds	$33,805	$—	$33,805	$—
Domestic equity funds — large cap	11,303	—	11,303	—
Domestic equity funds — small cap	2,622	—	2,622	—
International equity funds	2,176	—	2,176	—
Money market funds	1,197	—	1,197	—
Other funds	536	—	536	—

Total assets at fair value	$51,639	$—	$51,639	$—

December 31, 2011
Fixed income funds	$25,274	$—	$25,274	$—
Domestic equity funds — large cap	8,165	—	8,165	—
Domestic equity funds — small cap	1,555	—	1,555	—
International equity funds	1,555	—	1,555	—
Money market funds	1,167	—	1,167	—
Other funds	1,167	—	1,167	—

Total assets at fair value	$38,883	$—	$38,883	$—

The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of December 31, 2011 and 2010. Certain previously reported amounts have been reclassified in order to conform to our current year presentation. Such reclassification had no effect on total assets fair value or classification by level within the fair value hierarchy.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2011
Pooled funds(1):
Fixed income funds(2)	$25,274	$—	$25,274	$—
Domestic equity funds — large cap	8,165	—	8,165	—
Domestic equity funds — small cap	1,555	—	1,555	—
International equity funds	1,555	—	1,555	—
Money market funds	1,167	—	1,167	—
Other funds(3)	1,167	—	1,167	—

Total assets at fair value	$38,883	$—	$38,883	$—

December 31, 2010
Pooled funds(1):
Fixed income funds(2)	$12,610	$—	$12,610	$—
Domestic equity funds — large cap	8,583	—	8,583	—
Domestic equity funds — small cap	1,595	—	1,595	—
International equity funds	5,318	—	5,318	—
Insurance company general account(4)
Fixed income funds	1,152	—	1,152	—

Total assets at fair value	$29,258	$—	$29,258	$—

(1)	Value is determined based on the net asset value of units held by the plan at period end.
(2)	This class consists of funds that invest primarily in corporate debt securities, U.S. federal government obligations, and mortgage- and asset-backed securities.
(3)	This class consists of funds that invest primarily in domestic and international corporate debt securities, U.S. federal and other governmental debt securities, real estate investment trusts, and commodity-linked investments.
(4)	Fair value is determined based upon the credited rate as determined by the fund manager. The credited rate changes periodically based upon returns of the underlying investments.

Equity Awards (Tables)	12 Months Ended
Dec. 31, 2011
Stock Option Plan Activity

A summary of stock option plan activity (including the performance-based options) for the years ended December 31, 2011, 2010, and 2009 is provided below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
December 31, 2008	15,200	1.43	0.46

Options granted	1,083,202	3.55	2.07

Performance options granted	42,000	1.13	0.35
December 31, 2009(1)	1,140,402	3.43	1.99

Options granted	287,003	2.87	2.16
Forfeited	(36,650)	1.73	0.91
Exercised	(2,009)	1.09	0.34

December 31, 2010(1)	1,388,746	3.36	2.05

Options granted	430,855	5.63	4.13
Forfeited	(32,295)	3.97	2.68
Exercised	(5,807)	2.88	2.00

December 31, 2011(2)	1,781,499	3.90	2.59	5.1

Options exercisable on December 31, 2011(2)	823,068	3.40		4.8	$4
Options expected to vest as of December 31, 2011	1,035,192	4.02			—

(1)	On December 31, 2010 and 2009, there were an additional 19,094 and 41,998, respectively, of performance-based options for which the performance period had not begun. These options were treated as variable awards and had weighted average fair values of $2.40 and $2.09 at December 31, 2010 and 2009, respectively.
(2)	On December 31, 2011, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $3.69.

Assumptions Used to Estimate Fair Value of Stock Options Granted

We used the Black-Scholes option pricing model to estimate the fair value of stock options granted in 2011, 2010, and 2009 with the following assumptions:

	2011	2010	2009
Expected weighted-average life of options granted	3.0 -5.0 years	4.5 -5.0 years	5.0 years
Range of volatility rates based on historical industry volatility	90.65%	90.22%	31.82% -87.28%
Range of risk-free interest rates	1.18% - 2.16%	2.19% - 2.59%	1.49% - 2.73%
Expected dividend yield	—	—	—

Summary of Legacy Class B Units Activity

A summary of Legacy Class B Units activity for the years ended December 31, 2011, 2010, and 2009, is presented below:

	Units	Weighted Average Fair Value at Grant Date
Nonvested at December 31, 2008	255,612	3.40
Vested	(92,443)	3.40

Nonvested at December 31, 2009	163,169	3.40
Vested	(81,092)	3.40

Nonvested at December 31, 2010	82,077	3.40
Vested	(81,110)	3.40

Nonvested at December 31, 2011	967	3.38

Bucksport Energy Asset Investment (Tables)	12 Months Ended
Dec. 31, 2011
Bucksport Energy Asset Investment

Balances included in the balance sheet at December 31, 2011 and 2010, related to this investment are as follows:

	December 31,
(Dollars in thousands)	2011	2010
Other receivables	$802	$65
Other current assets(1)	163	158

Total current assets	$965	$223

Property, plant, and equipment	$10,671	$10,671
Accumulated depreciation	(3,266)	(2,639)

Net property, plant, and equipment	$7,405	$8,032

Current liabilities	$(170)	$(159)

(1)	Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.

Derivative Instruments and Hedges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Information About Volume and Fair Value Amounts of Derivative Instruments

The following table presents information about the volume and fair value amounts of our derivative instruments:

	September 30, 2012		December 31, 2011
(Dollars in thousands)	MMBtu’s	Fair Value Assets/ (Liabilities)	MMBtu’s	Fair Value Assets/ (Liabilities)
Derivative contracts designated as hedging instruments
Fixed price energy swaps
Notional amount	—		2,988,107
Accrued liabilities		$—		$(3,803)
Other liabilities		—		(877)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps
Notional amount	5,341,872		4,891,187
Prepaid expenses and other assets		$177		$—
Intangibles and other assets, net		202		—
Accrued liabilities		(4,669)		(6,244)
Other liabilities		(185)		(1,419)

The following table presents information about the volume and fair value amounts of our derivative instruments:

	December 31, 2011			December 31, 2010
	Notional Amount	Fair Value Measurements			Fair Value Measurements		Balance Sheet Location
(Dollars in thousands)		Derivative Asset	Derivative Liability	Notional Amount	Derivative Asset	Derivative Liability
Derivative contracts designated as hedging instruments
Fixed price energy swaps — MMBtu’s	2,988,107	$—	$(4,680)	5,748,733	$142	$(2,505)	Other assets/ Accrued liabilities
Derivative contracts not designated as hedging instruments
Fixed price energy swaps — MMBtu’s	4,891,187	$—	$(7,663)	—	$—	$—	Accrued liabilities

Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations

The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive income and the consolidated statements of operations:

	Loss Recognized in Accumulated OCI		Loss Reclassified from Accumulated OCI			Location of Loss on Statements of Operations
	December 31,		Year Ended December 31,
(Dollars in thousands)	2011	2010	2011	2010	2009
Derivative contracts designated as hedging instruments
Fixed price energy swaps(1)	$(4,826)	$(2,476)	$(2,838)	$(8,505)	$(36,723)	(2)
Interest rate swaps, receive-variable, pay-fixed	—	—	—	(281)	(3,511)	(3)

(1)	Net losses at December 31, 2011, are expected to be reclassified from Accumulated other comprehensive income into earnings within the next 23 months.
(2)	Location of loss reclassified from Accumulated OCI to earnings is included in Cost of products sold.
(3)	Location of loss reclassified from Accumulated OCI to earnings is included in Interest expense.

	Loss Recognized on Derivative Contracts			Loss Recognized on Derivative Contracts (Ineffective Portion)			Location of Loss on Statements of Operations
	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009	2011	2010	2009
Derivative contracts designated as hedging instruments
Fixed price energy swaps(1)	$(1,121)	$(921)	$(4,652)	$(68)	$(132)	$(92)	(1)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps	$(8,643)	$—	$—				(1)
Interest rate swaps, receive-variable, pay-fixed	—	—	(1,257)				(2)

(1)	Location of loss recognized in earnings is included in Cost of products sold.
(2)	Location of loss recognized in earnings is included in Interest expense and Other income, net.

Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations

The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive loss and the consolidated statements of operations:

	Loss Recognized in Accumulated OCI		Loss Reclassified from Accumulated OCI(1)		Gain (Loss) Recognized on Derivatives(1)
	Three Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011	2012	2011
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$—	$(4,295)	$—	$(633)	$—	$(890)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps			$(409)	$—	$1,205	$—

	Loss Recognized in Accumulated OCI		Loss Reclassified from Accumulated OCI(1)		Loss Recognized on Derivatives(1)
	Nine Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011	2012	2011
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$(1,365)	$(5,632)	$(283)	$(2,488)	$(50)	$(1,348)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps			$(5,281)	$—	$(1,112)	$—

Net losses of $0.6 million at September 30, 2012, are expected to be reclassified from Accumulated OCI into earnings within the next 12 months.

(1)	Loss reclassified from Accumulated OCI to earnings and gain (loss) recognized on derivatives is included in Cost of products sold.

Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
September 30, 2012
Assets:
Deferred compensation assets	$2,907	$2,907	$—	$—
Commodity swaps	379	—	379	—
Liabilities:
Commodity swaps	$4,854	$—	$4,854	$—
Deferred compensation liabilities	2,907	2,907	—	—
December 31, 2011
Assets:
Deferred compensation assets	$2,672	$2,672	$—	$—
Regional Greenhouse Gas Initiative carbon credits	425	—	425	—
Liabilities:
Commodity swaps	$12,343	$—	$12,343	$—
Deferred compensation liabilities	2,672	2,672	—	—

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2011
Assets:
Deferred compensation assets	$2,672	$2,672	$—	$—
Regional Greenhouse Gas Initiative carbon credits	425	—	425	—
Liabilities:
Commodity swaps	$12,343	$—	$12,343	$—
Deferred compensation liabilities	2,672	2,672	—	—
December 31, 2010
Assets:
Commodity swaps	$142	$—	$142	$—
Deferred compensation assets	1,547	1,547	—	—
Regional Greenhouse Gas Initiative carbon credits	334	—	334	—
Liabilities:
Commodity swaps	$2,505	$—	$2,505	$—
Deferred compensation liabilities	1,547	1,547	—	—

Restructuring and Other Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Cumulative Charges Incurred Related to Shutdown

The following table details the charges incurred related to the shutdown as included in Restructuring and other charges on our consolidated statements of operations for the year ended December 31, 2011:

(Dollars in thousands)	Total Restructuring Charges	Recognized and/or paid as of December 31, 2011	Remaining Costs to be Paid
Severance and benefit costs	$15,004	$4,331	$10,673
Accelerated depreciation of property, plant and equipment	7,068	7,068	—
Write-off of related spare parts and inventory	2,278	2,278	—
Other miscellaneous costs	114	24	90

Total restructuring costs	$24,464	$13,701	$10,763

Changes in Shutdown Liability

The following table details the changes in our restructuring reserve liabilities associated with both the mill closure and the paper machine shutdowns during the nine months ended September 30, 2012, which are included in Accrued liabilities on our accompanying condensed consolidated balance sheets:

(Dollars in thousands)	Nine Months Ended September 30, 2012
Balance of reserve at December 31, 2011	$10,763
Severance and benefit costs	15,107
Severance and benefit payments	(20,082)
Other miscellaneous costs and payments	2,052

Balance of reserve at September 30, 2012	$7,840

The following details the changes in our associated shutdown liability during the year ended December 31, 2011 which is included in Accrued liabilities on our consolidated balance sheets:

(Dollars in thousands)	Year Ended December 31, 2011
Severance and benefit costs	$11,679
Purchase obligations	90
Severance and benefit payments	(1,006)

Balance of reserve at December 31, 2011	$10,763

Cumulative Charges Incurred Related to Shutdown

The following table details the charges incurred related primarily to the mill closure as included in Restructuring and other charges on our accompanying condensed consolidated statements of operations for the three-month and nine-month periods ended September 30, 2012:

	Three Months Ended	Nine Months Ended
(Dollars in thousands)	September 30, 2012
Property and equipment impairment	$66,760	$66,760
Severance and benefit costs	16,209	16,274
Write-off of spare parts and inventory	5,558	5,330
Trademark impairment	3,358	3,358
Write-off of purchase obligations and commitments	2,439	2,439
Other miscellaneous costs	2,694	2,836

Total restructuring costs	$97,018	$96,997

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Future Minimum Rental Payments Due Under Non-Cancelable Operating Leases

The following table, as of December 31, 2011, represents the future minimum rental payments due under non-cancelable operating leases that have initial or remaining lease terms in excess of one year:

(Dollars in thousands)
2012	$6,908
2013	5,265
2014	3,397
2015	1,609
2016	800
Thereafter	1,697

Total	$19,676

Schedule of Unconditional Purchase Obligations

Purchase obligations — We have entered into unconditional purchase obligations in the ordinary course of business for the purchase of certain raw materials, energy, and services. The following table, as of December 31, 2011, summarizes our unconditional purchase obligations:

(Dollars in thousands)
2012	$130,420
2013	98,751
2014	99,591
2015	98,505
2016	28,630
Thereafter	168,527

Total	$624,424

New Market Tax Credit Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Impact of Consolidated VIE

The following table summarizes the impact of the consolidated VIE as of September 30, 2012, and December 31, 2011:

(Dollars in thousands)	September 30, 2012	December 31, 2011
Current assets	$24	$81
Non-current assets	23,390	23,390

Total assets	$23,414	$23,471

Current liabilities	149	205
Long-term debt	23,305	23,305
Other non-current liabilities	7,923	7,923

Total liabilities	$31,377	$31,433

The following table summarizes the impact of the consolidated VIE as of December 31, 2011 and 2010:

	December 31,
(Dollars in thousands)	2011	2010
Current assets	$81	$25
Non-current assets	23,390	23,390

Total assets	$23,471	$23,415

Current liabilities	205	17
Long-term debt	23,305	23,305
Other non-current liabilities	7,923	7,712

Total liabilities	$31,433	$31,034

Information By Industry Segment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Industry Segment Data

The following table summarizes the industry segment data for the three-month and nine-month periods ended September 30, 2012 and 2011:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011
Net Sales:
Coated papers	$300,939	$374,606	$889,121	$1,046,948
Hardwood market pulp	35,035	40,312	104,168	112,255
Other	37,030	41,918	120,272	113,004

Total	$373,004	$456,836	$1,113,561	$1,272,207

Operating Income (Loss):
Coated papers(1)	$(72,654)	$23,408	$(87,754)	$36,262
Hardwood market pulp	3,860	10,488	8,112	26,803
Other	(2,690)	(3,293)	(13,626)	(11,341)

Total	$(71,484)	$30,603	$(93,268)	$51,724

Depreciation, Amortization, and Depletion:
Coated papers	$21,220	$24,281	$70,065	$74,200
Hardwood market pulp	4,725	4,376	13,523	12,853
Other	2,193	2,533	7,750	7,129

Total	$28,138	$31,190	$91,338	$94,182

Capital Spending:
Coated papers	$20,612	$19,612	$47,911	$47,173
Hardwood market pulp(2)	(5,421)	7,697	(3,209)	19,795
Other	488	516	2,049	863

Total	$15,679	$27,825	$46,751	$67,831

(1)	Included here is the effect of $97.0 million in Restructuring charges recognized in the third quarter of 2012, which is entirely attributable to the coated papers segment.
(2)	Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow from govermental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.

The following table summarizes the industry segments for the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009
Net Sales:
Coated and supercalendered	$1,418,817	$1,314,961	$1,198,758
Hardwood market pulp	150,111	164,948	104,541
Other	153,561	125,407	57,555

Total	$1,722,489	$1,605,316	$1,360,854

Operating Income (Loss):
Coated and supercalendered	$3,470	(38,884)	(57,240)
Hardwood market pulp	33,357	49,267	(12,548)
Other	(12,945)	(14,193)	(7,417)

Total	$23,882	$(3,810)	$(77,205)

Depreciation, Amortization, and Depletion:
Coated and supercalendered	$98,370	$100,902	$110,415
Hardwood market pulp	17,249	18,313	17,916
Other	9,676	8,152	4,351

Total	$125,295	$127,367	$132,682

Capital Spending:
Coated and supercalendered	$65,227	$59,067	$28,604
Hardwood market pulp	23,695	11,017	3,869
Other	1,350	3,562	1,743

Total	$90,272	$73,646	$34,216

Condensed Consolidating Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Condensed Consolidating Balance Sheet

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

September 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$10,112	$—	$17	$—	$10,129
Accounts receivable, net	—	—	114,227	—	—	—	114,227
Inventories	—	—	140,985	—	—	—	140,985
Prepaid expenses and other assets	—	—	7,923	—	7	—	7,930

Current assets	—	—	273,247	—	24	—	273,271
Property, plant, and equipment, net	—	—	798,489	20,515	—	(288)	818,716
Intercompany/affiliate receivable	1,257,158	—	—	9,135	31,153	(1,297,446)	—
Investment in subsidiaries	(281,448)	—	(447)	—	—	281,895	—
Other non-current assets(1)	—	—	122,660	1,056	(10)	95	123,801

Total assets	$975,710	$—	$1,193,949	$30,706	$31,167	$(1,015,744)	$1,215,788

LIABILITIES AND MEMBER’S EQUITY
Accounts payable	$—	$—	$93,932	$7	$23	$(7)	$93,955
Accrued liabilities	24,092	—	75,719	—	126	—	99,937

Current liabilities	24,092	—	169,651	7	149	(7)	193,892
Intercompany/affiliate payable	—	—	1,266,293	31,146	—	(1,297,439)	—
Long-term debt(2)	1,198,614	—	—	—	23,305	—	1,221,919
Other long-term liabilities	—	—	39,050	—	7,923	—	46,973
Member’s (deficit) equity	(246,996)	—	(281,045)	(447)	(210)	281,702	(246,996)

Total liabilities and equity	$975,710	$—	$1,193,949	$30,706	$31,167	$(1,015,744)	$1,215,788

(1)	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$94,722	$—	$73	$—	$94,795
Accounts receivable, net	—	—	128,213	—	—	—	128,213
Inventories	—	—	166,876	—	—	—	166,876
Prepaid expenses and other assets	—	—	3,230	—	8	—	3,238

Current assets	—	—	393,041	—	81	—	393,122
Property, plant, and equipment, net	—	—	904,901	30,086	—	(288)	934,699
Intercompany/affiliate receivable	1,249,306	—	—	340	31,153	(1,280,799)	—
Investment in subsidiaries	(84,459)	—	356	—	—	84,103	—
Other non-current assets(1)	—	—	115,461	1,076	30	54	116,621

Total assets	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

LIABILITIES AND MEMBER’S EQUITY
Accounts payable	$—	$—	$110,517	$—	$79	$(7)	$110,589
Accrued liabilities	48,259	—	91,297	—	126	—	139,682

Current liabilities	48,259	—	201,814	—	205	(7)	250,271
Intercompany/affiliate payable	—	—	1,249,646	31,146	—	(1,280,792)	—
Long-term debt(2)	1,177,772	—	—	—	23,305	—	1,201,077
Other long-term liabilities	—	—	46,355	—	7,923	—	54,278
Member’s (deficit) equity	(61,184)	—	(84,056)	356	(169)	83,869	(61,184)

Total liabilities and equity	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

(1)	Other non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Current assets	$—	$—	$393,041	$—	$81	$—	$393,122
Property, plant, and equipment, net	—	—	904,901	30,086	—	(288)	934,699
Intercompany/affiliate receivable	1,249,306	—	—	340	31,153	(1,280,799)	—
Investment in subsidiaries	(84,459)	—	356	—	—	84,103	—
Non-current assets(1)	—	—	115,461	1,076	30	54	116,621

Total assets	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

LIABILITIES AND MEMBER’S EQUITY
Current liabilities	$48,259	$—	$201,814	$—	$205	$(7)	$250,271
Intercompany/affiliate payable	—	—	1,249,646	31,146	—	(1,280,792)	—
Long-term debt(2)	1,177,772	—	—	—	23,305	—	1,201,077
Other long-term liabilities	—	—	46,355	—	7,923	—	54,278
Member’s equity (deficit)	(61,184)	—	(84,056)	356	(169)	83,869	(61,184)

Total liabilities and equity	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

(1)	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

December 31, 2010

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Current assets	$—	$—	$406,017	$5	$4	$—	$406,026
Property, plant, and equipment, net	—	—	962,857	9,854	—	—	972,711
Intercompany/affiliate receivable	1,222,061	—	3,843	—	31,021	(1,256,925)	—
Investment in subsidiaries	47,383	—	—	—	—	(47,383)	—
Non-current assets(1)	—	—	125,964	25,678	85	—	151,727

Total assets	$1,269,444	$—	$1,498,681	$35,537	$31,110	$(1,304,308)	$1,530,464

LIABILITIES AND MEMBER’S EQUITY
Current liabilities	$48,596	$—	$195,097	$—	$4	$—	$243,697
Intercompany/affiliate payable	—	—	1,222,061	34,864	—	(1,256,925)	—
Long-term debt(2)	1,149,431	—	—	—	23,305	—	1,172,736
Other long-term liabilities	—	—	34,793	—	7,821	—	42,614
Member’s equity	71,417	—	46,730	673	(20)	(47,383)	71,417

Total liabilities and equity	$1,269,444	$—	$1,498,681	$35,537	$31,110	$(1,304,308)	$1,530,464

(1)	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Condensed Consolidating Statements of Operations and Comprehensive Income

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Three Months Ended September 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$373,004	$—	$—	$—	$373,004
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	301,833	—	—	—	301,833
Depreciation, amortization, and depletion	—	—	27,869	269	14	(14)	28,138
Selling, general, and administrative expenses	—	—	17,925	(433)	7	—	17,499
Restructuring and other charges	—	—	97,018	—	—	—	97,018
Interest income	(33,050)	—	(381)	—	(387)	33,437	(381)
Interest expense	33,050	—	31,657	394	379	(33,437)	32,043
Other income, net	—	—	(21)	—	—	—	(21)
Equity in net loss of subsidiaries	(103,125)	—	—	—	—	103,125	—

Net loss	$(103,125)	$—	$(102,896)	$(230)	$(13)	$103,139	$(103,125)
Other comprehensive income	1,514	—	1,514	—	—	(1,514)	1,514

Comprehensive loss	$(101,611)	$—	$(101,382)	$(230)	$(13)	$101,625	$(101,611)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Nine Months Ended September 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,113,561	$—	$—	$—	$1,113,561
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	962,298	—	—	—	962,298
Depreciation, amortization, and depletion	—	—	90,442	896	41	(41)	91,338
Selling, general, and administrative expenses	—	—	57,446	(1,274)	24	—	56,196
Restructuring and other charges	—	—	96,997	—	—	—	96,997
Interest income	(96,936)	—	(1,143)	—	(1,160)	98,096	(1,143)
Interest expense	96,936	—	93,796	1,181	1,136	(98,096)	94,953
Other loss (income), net	8,244	—	(772)	—	—	—	7,472
Equity in net loss of subsidiaries	(186,306)	—	—	—	—	186,306	—

Net loss	$(194,550)	$—	$(185,503)	$(803)	$(41)	$186,347	$(194,550)
Other comprehensive income	6,552	—	6,552	—	—	(6,552)	6,552

Comprehensive loss	$(187,998)	$—	$(178,951)	$(803)	$(41)	$179,795	$(187,998)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Three Months Ended September 30, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$456,836	$—	$—	$—	$456,836
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	375,554	—	—	—	375,554
Depreciation, amortization, and depletion	—	—	31,184	6	14	(14)	31,190
Selling, general, and administrative expenses	—	—	19,528	(47)	8	—	19,489
Interest income	(30,881)	—	(380)	(11)	(387)	31,268	(391)
Interest expense	30,881	—	30,145	(380)	379	(31,268)	29,757
Other income, net	—	—	(44)	—	—	—	(44)
Equity in net income of subsidiaries	1,281	—	—	—	—	(1,281)	—

Net income	$1,281	$—	$849	$432	$(14)	$(1,267)	$1,281
Other comprehensive loss	(3,267)	—	(3,267)	—	—	3,267	(3,267)

Comprehensive loss	$(1,986)	$—	$(2,418)	$432	$(14)	$2,000	$(1,986)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Nine Months Ended September 30, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,272,207	$—	$—	$—	$1,272,207
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,066,562	—	—	—	1,066,562
Depreciation, amortization, and depletion	—	—	94,164	18	41	(41)	94,182
Selling, general, and administrative expenses	—	—	59,730	(108)	117	—	59,739
Interest income	(93,398)	—	(1,162)	(53)	(1,160)	94,558	(1,215)
Interest expense	93,398	—	91,455	140	1,137	(94,558)	91,572
Other loss (income), net	26,091	—	(195)	—	—	—	25,896
Equity in net loss of subsidiaries	(38,438)	—	—	—	—	38,438	—

Net loss	$(64,529)	$—	$(38,347)	$3	$(135)	$38,479	$(64,529)
Other comprehensive loss	(1,961)	—	(1,961)	—	—	1,961	(1,961)

Comprehensive loss	$(66,490)	$—	$(40,308)	$3	$(135)	$40,440	$(66,490)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Year Ended December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,722,489	$—	$—	$—	$1,722,489
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,460,290	—	—	—	1,460,290
Depreciation, amortization, and depletion	—	—	125,121	174	55	(55)	125,295
Selling, general, and administrative expenses	—	—	78,038	(156)	125	—	78,007
Goodwill impairment	—	—	10,551	—	—	—	10,551
Restructuring and other charges	—	—	24,464	—	—	—	24,464
Interest income	(124,366)	—	(1,560)	(54)	(1,546)	125,912	(1,614)
Interest expense	124,366	—	121,883	361	1,515	(125,912)	122,213
Other, net	26,091	—	(279)	—	—	—	25,812
Equity in net loss of subsidiaries	(96,438)	—	—	—	—	96,438	—

Net loss	$(122,529)	$—	$(96,019)	$(325)	$(149)	$96,493	$(122,529)
Other comprehensive loss	(12,404)	—	(12,404)	—	—	12,404	(12,404)

Comprehensive loss	$(134,933)	$—	$(108,423)	$(325)	$(149)	$108,897	$(134,933)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Year Ended December 31, 2010

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,605,316	$—	$—	$—	$1,605,316
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,410,770	—	—	—	1,410,770
Depreciation, amortization, and depletion	—	—	127,367	—	—	—	127,367
Selling, general, and administrative expenses	—	—	70,948	21	20	—	70,989
Interest income	(123,710)	—	(123)	(1)	(4)	123,714	(124)
Interest expense	123,710	—	122,524	4	4	(123,714)	122,528
Other, net	(255)	—	(734)	—	—	255	(734)
Equity in net loss of subsidiaries	(125,480)	—	—	—	—	125,480	—

Net loss	$(125,225)	$—	$(125,436)	$(24)	$(20)	$125,225	$(125,480)
Other comprehensive loss	(2,685)	—	(2,685)	—	—	2,685	(2,685)

Comprehensive loss	$(127,910)	$—	$(128,121)	$(24)	$(20)	$127,910	$(128,165)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Year Ended December 31, 2009

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,360,854	$—	$—	$—	$1,360,854
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,242,743	—	—	—	1,242,743
Depreciation, amortization, and depletion	—	—	132,682	—	—	—	132,682
Selling, general, and administrative expenses	—	—	61,655	—	—	—	61,655
Restructuring and other charges	—	—	979	—	—	—	979
Interest income	(112,797)	—	(241)	—	—	112,797	(241)
Interest expense	112,797	—	116,130	—	—	(112,797)	116,130
Other, net	(31,266)	—	(273,796)	—	—	31,266	(273,796)
Equity in net income of subsidiaries	80,702	—	—	—	—	(80,702)	—

Net income	$111,968	$—	$80,702	$—	$—	$(111,968)	$80,702
Other comprehensive income	28,702	—	28,702	—	—	(28,702)	28,702

Comprehensive income	$140,670	$—	$109,404	$—	$—	$(140,670)	$109,404

Condensed Consolidating Statements of Cash Flows

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Nine Months Ended September 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(28,216)	$(8,673)	$(56)	$—	$(36,945)

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	1,562	—	—	—	1,562
Transfers to (from) restricted cash	—	—	591	(2)	—	—	589
Return of investment in subsidiaries	63	—	(63)	—	—	—	—
Capital expenditures	—	—	(55,426)	8,675	—	—	(46,751)

Net cash used in investing activities	63	—	(53,336)	8,673	—	—	(44,600)

Cash flows from financing activities:
Borrowings on revolving credit facilities	107,500	—	—	—	—	—	107,500
Payments on revolving credit facilities	(72,500)	—	—	—	—	—	(72,500)
Proceeds from long-term debt	341,191	—	—	—	—	—	341,191
Repayments of long-term debt	(354,984)	—	—	—	—	—	(354,984)
Debt issuance costs	(24,265)	—	—	—	—	—	(24,265)
Cash distributions	(63)	—	—	—	—	—	(63)
Repayment of advances to subsidiaries	354,984	—	(354,984)	—	—	—	—
Advances to subsidiaries	(351,926)	—	351,926	—	—	—	—

Net cash used in financing activities	(63)	—	(3,058)	—	—	—	(3,121)

Change in cash and cash equivalents	—	—	(84,610)	—	(56)	—	(84,666)
Cash and cash equivalents at beginning of period	—	—	94,722	—	73	—	94,795

Cash and cash equivalents at end of period	$—	$—	$10,112	$—	$17	$—	$10,129

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Nine Months Ended September 30, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(42,344)	$(5,302)	$13	$—	$(47,633)

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	228	—	—	—	228
Transfers to (from) restricted cash	—	—	(544)	20,997	—	—	20,453
Capital expenditures	—	—	(52,221)	(15,610)	—	—	(67,831)

Net cash used in investing activities	—	—	(52,537)	5,387	—	—	(47,150)

Cash flows from financing activities:
Proceeds from long-term debt	394,618	—	—	—	—	—	394,618
Repayments of long-term debt	(389,998)	—	—	—	—	—	(389,998)
Debt issuance costs	(10,753)	—	—	(85)	—	—	(10,838)
Repayment of advances to subsidiaries	389,998	—	(389,998)	—	—	—	—
Advances to subsidiaries	(383,865)	—	383,865	—	—	—	—

Net cash used in financing activities	—	—	(6,133)	(85)	—	—	(6,218)

Change in cash and cash equivalents	—	—	(101,014)	—	13	—	(101,001)
Cash and cash equivalents at beginning of period	—	—	152,702	—	4	—	152,706

Cash and cash equivalents at end of period	$—	$—	$51,688	$—	$17	$—	$51,705

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$18,815	$(4,322)	$69	$—	$14,562

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	228	—	—	—	228
Transfers to (from) restricted cash	—	—	(975)	24,814	—	—	23,839
Capital expenditures	—	—	(69,866)	(20,406)	—	—	(90,272)
Return of investment in subsidiaries	88	—	(88)	—	—	—	—

Net cash used in investing activities	88	—	(70,701)	4,408	—	—	(66,205)

Cash flows from financing activities:
Proceeds from long-term debt	394,618	—	—	—	—	—	394,618
Repayments of long-term debt	(389,998)	—	—	—	—	—	(389,998)
Debt issuance costs	(10,715)	—	1	(86)	—	—	(10,800)
Cash distributions	(88)	—	—	—	—	—	(88)
Repayment of advances to subsidiaries	389,998	—	(389,998)	—	—	—	—
Advances to subsidiaries	(383,903)	—	383,903	—	—	—	—

Net cash used in financing activities	(88)	—	(6,094)	(86)	—	—	(6,268)

Change in cash and cash equivalents	—	—	(57,980)	—	69	—	(57,911)
Cash and cash equivalents at beginning of period	—	—	152,702	—	4	—	152,706

Cash and cash equivalents at end of period	$—	$—	$94,722	$—	$73	$—	$94,795

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2010

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$64,287	$3,818	$7,716	$—	$75,821

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	453	—	—	—	453
Loan to affiliate	—	—	(23,305)	—	(31,017)	54,322	—
Transfers to restricted cash	—	—	—	(25,073)	—	—	(25,073)
Capital expenditures	—	—	(64,490)	(9,156)	—	—	(73,646)
Return of investment in subsidiaries	78	—	(78)	—	—	—	—

Net cash used in investing activities	78	—	(87,420)	(34,229)	(31,017)	54,322	(98,266)

Cash flows from financing activities:
Proceeds from long-term debt	27,438	—	—	—	—	—	27,438
Loan from affiliate	—	—	—	31,017	23,305	(54,322)	—
Debt issuance costs	(1,205)	—	(160)	(606)	—	—	(1,971)
Cash distributions	(78)	—	—	—	—	—	(78)
Advances to subsidiaries	(26,233)	—	26,233	—	—	—	—

Net cash provided by financing activities	(78)	—	26,073	30,411	23,305	(54,322)	25,389

Change in cash and cash equivalents	—	—	2,940	—	4	—	2,944
Cash and cash equivalents at beginning of period	—	—	149,762	—	—	—	149,762

Cash and cash equivalents at end of period	$—	$—	$152,702	$—	$4	$—	$152,706

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2009

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$180,135	$—	$—	$—	$180,135

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	83	—	—	—	83
Capital expenditures	—	—	(34,216)	—	—	—	(34,216)
Investment in subsidiaries	(39,449)	—	39,449	—	—	—	—
Return of investment in subsidiaries	15,459	—	(15,459)	—	—	—	—

Net cash used in investing activities	(23,990)	—	(10,143)	—	—	—	(34,133)

Cash flows from financing activities:
Debt issuance costs	(10,270)	—	—	—	—	—	(10,270)
Cash distributions	(15,459)	—	—	—	—	—	(15,459)
Advances to subsidiaries	(342,567)	—	342,567	—	—	—	—
Repayment of advances to subsidiaries	482,317	—	(482,317)	—	—	—	—
Proceeds from long-term debt	352,837	—	—	—	—	—	352,837
Payment on long-term debt	(442,868)	—	—	—	—	—	(442,868)

Net cash used in financing activities	23,990	—	(139,750)	—	—	—	(115,760)

Change in cash and cash equivalents	—	—	30,242	—	—	—	30,242
Cash and cash equivalents at beginning of period	—	—	119,520	—	—	—	119,520

Cash and cash equivalents at end of period	$—	$—	$149,762	$—	$—	$—	$149,762

Supplemental Financial Statement Information (Tables)	9 Months Ended
Sep. 30, 2012
Analysis of Asset Retirement Obligations Included in Other Liabilities

The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying condensed consolidated balance sheets:

	Nine Months Ended September 30,
(Dollars in thousands)	2012	2011
Asset retirement obligations, January 1	$11,233	$13,660
Accretion expense	614	607
Settlement of existing liabilities	(383)	(1,120)
Adjustment to existing liabilities	419	(1,619)

Asset retirement obligations, September 30	$11,883	$11,528

Summary of Business and Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012 Segment	Sep. 30, 2011	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009	May 14, 2008
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Initial public offering									14
Market segments				3		3
Interest cost, capitalized	$ 1,400,000		$ 1,500,000	$ 3,200,000	$ 2,900,000	$ 3,700,000	$ 1,300,000
Goodwill impairment charge		10,551,000				10,551,000
Trade accounts receivable - unaffiliated customers		113,200,000				113,200,000	87,200,000
Allowance for doubtful accounts		900,000				900,000	800,000
Bad debt expenses						200,000	200,000	400,000
Restricted cash	2,972,000	3,560,000		2,972,000		3,560,000	27,399,000
Alternative fuel mixtures tax credits								238,900,000
Alternative fuel mixture tax credit, claims pending								10,000,000
Intangibles and other assets | Asset retirement obligation
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restricted cash	800,000	800,000		800,000		800,000
Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Planned maintenance costs						$ 500,000

Summary of Business and Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant, and Equipment (Detail)	12 Months Ended
Dec. 31, 2011
Leasehold Improvements
Significant Accounting Policies [Line Items]
Estimated useful life	Over the terms of the lease or the useful life of the improvements
Minimum | Building
Significant Accounting Policies [Line Items]
Estimated useful life	20 years
Minimum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Estimated useful life	10 years
Minimum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Minimum | Computer Equipment
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Maximum | Building
Significant Accounting Policies [Line Items]
Estimated useful life	40 years
Maximum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Estimated useful life	20 years
Maximum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Estimated useful life	10 years
Maximum | Computer Equipment
Significant Accounting Policies [Line Items]
Estimated useful life	6 years

Summary of Business and Significant Accounting Policies - Asset Retirement Obligations Included in Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Asset retirement obligations, beginning balance	$ 11,233	$ 13,660	$ 13,660	$ 13,300
Accretion expense	614	607	816	831
Settlement of existing liabilities	(383)	(1,120)	(1,625)	(1,278)
Adjustment to existing liabilities	419	(1,619)	(1,618)	807
Asset retirement obligations, ending balance	$ 11,883	$ 11,528	$ 11,233	$ 13,660

Inventories by Major Category (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Raw materials	$ 29,808	$ 27,953	$ 27,709
Woodyard logs	7,166	5,931	3,863
Work-in-process	12,725	19,120	16,416
Finished goods	64,502	87,585	67,817
Replacement parts and other supplies	26,784	26,287	26,711
Inventories	$ 140,985	$ 166,876	$ 142,516

Property, Plant, and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Land and land improvements		$ 37,101	$ 37,346
Building and leasehold improvements		188,201	181,985
Machinery, equipment, and other		1,330,275	1,244,153
Construction-in-progress		31,955	38,640
Property, plant, and equipment, gross		1,587,532	1,502,124
Accumulated depreciation		(652,833)	(529,413)
Property, plant, and equipment, net	$ 818,716	$ 934,699	$ 972,711

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Facility	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 28.1	$ 30.6	$ 90.6	$ 92.7	$ 130.5	$ 124.9	$ 125.2
Accelerated depreciation due to permanent shutdown					$ 7.1
Number of paper machines shutdown					3

Intangibles and Other Assets (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortizable intangible assets:
Amortizable intangible assets, net	$ 6,460,000	$ 7,146,000	$ 8,211,000
Other assets:
Financing costs, net	35,248,000	24,093,000	24,800,000
Deferred major repair	14,769,000	12,294,000	12,009,000
Deferred software cost, net		725,000	414,000
Replacement parts, net	3,069,000	4,257,000	4,535,000
Loan to affiliate	23,305,000	23,305,000	23,305,000
Restricted cash	2,972,000	3,560,000	27,399,000
Other		6,097,000	5,204,000
Other	6,963,000	6,822,000
Total other assets	86,326,000	74,331,000	97,666,000
Intangibles and other assets	110,902,000	102,950,000	127,350,000
Customer Relationships
Amortizable intangible assets:
Amortizable intangible assets, net	6,020,000	6,620,000	7,570,000
Patents
Amortizable intangible assets:
Amortizable intangible assets, net	440,000	526,000	641,000
Trademarks
Unamortizable intangible assets:
Unamortizable intangible assets	$ 18,116,000	$ 21,473,000	$ 21,473,000

Intangibles and Other Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangibles and Other Assets by Major Class [Line Items]
Financing costs, accumulated amortization	$ 7	$ 16.1	$ 18.5
Deferred software cost, accumulated amortization		0.8	0.8
Customer Relationships
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	7.3	6.7	5.7
Patents
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	$ 0.7	$ 0.6	$ 0.5

Intangibles and Other Assets - Depreciation, Amortization, and Depletion Expense Related to Intangibles and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangibles and Other Assets by Major Class [Line Items]
Intangible amortization	$ 200	$ 300	$ 700	$ 800	$ 1,065	$ 1,265	$ 1,415
Software amortization					$ 483	$ 940	$ 1,880

Estimated Future Amortization Expense for Intangible Assets Over Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2012		$ 915
2012	229
2013	815	815
2014	715	715
2015	615	615
2016	$ 567	$ 567

Intangibles and Other Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangibles and Other Assets by Major Class [Line Items]
Goodwill impairment loss		$ 10,551				$ 10,551
Restructuring and other charges	97,018			96,997		24,464		979
Amortization expense of intangibles assets	200		300	700	800	1,065	1,265	1,415
Trademarks
Intangibles and Other Assets by Major Class [Line Items]
Restructuring and other charges				$ 3,400

Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accrued Liabilities [Line Items]
Accrued interest		$ 48,391	$ 48,606
Payroll and employee benefit costs		48,930	47,981
Accrued sales rebates		15,039	13,677
Restructuring costs		10,763
Derivatives		10,047	2,327
Accrued taxes - other than income		1,404	1,461
Freight and other		5,108	4,871
Accrued liabilities	$ 99,937	$ 139,682	$ 118,923

Summary of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 29, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Sep. 30, 2012 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Sep. 30, 2012 11.5% Senior Secured Notes		Dec. 31, 2011 11.5% Senior Secured Notes		Dec. 31, 2010 11.5% Senior Secured Notes		Sep. 30, 2012 11.75% Senior Secured Notes		Mar. 21, 2012 11.75% Senior Secured Notes	Sep. 30, 2012 8.75% Second Priority Senior Secured Notes		Dec. 31, 2011 8.75% Second Priority Senior Secured Notes		Sep. 30, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Sep. 30, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	Sep. 30, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2010 Second Priority Senior Secured Floating Rate Notes	Sep. 30, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	Dec. 31, 2010 11.38% Senior Subordinated Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	Dec. 31, 2011 9.13% Second Priority Senior Secured Notes	Dec. 31, 2010 9.13% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Original Maturity				Dec 29, 2040	Dec 29, 2040	Dec 29, 2040	Dec 29, 2040	Jul 1, 2014	[1]	Jul 1, 2014	[2]			Jan 15, 2019	[3]		Feb 1, 2019	[4]	Feb 1, 2019	[5]			Jan 15, 2019		Aug 1, 2014	Aug 1, 2014		Aug 1, 2016	Aug 1, 2016			Aug 1, 2014
Balance	$ 1,221,919	$ 1,201,077	$ 1,172,736	$ 23,305	$ 23,305	$ 23,305	$ 23,305			$ 302,820	[1],[2]	$ 332,135	[2]	$ 341,395	[3]		$ 394,836	[4]	$ 394,736	[4],[5]	$ 35,000		$ 271,573		$ 13,310	$ 180,216	$ 180,216	$ 142,500	$ 300,000	$ 300,000			$ 337,080
Fair Value	$ 918,683	$ 831,813	$ 1,217,566	$ 23,305		$ 23,305	$ 23,305			$ 316,260	[1],[2]	$ 384,125	[2]	$ 358,800	[3]		$ 195,030	[4]	$ 257,063	[4],[5]	$ 35,000		$ 214,543		$ 9,650	$ 112,635	$ 162,194	$ 82,355	$ 122,550	$ 300,750			$ 347,192
Interest Rate					6.50%	6.50%	6.50%	11.50%	[1]	11.50%	[2]			11.75%	[3]	11.75%	8.75%	[4]	8.75%	[5]			11.75%	11.75%				11.38%	11.38%		11.38%	9.13%
Interest Rate																									4.19%	4.18%
Credit facility maturity date																					May 4, 2017	Aug 1, 2012
Interest Rate																					2.54%

[1]	Par value of $315,000 on December 31, 2011.
[2]	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.
[3]	Par value of $345,000 on September 30, 2012.
[4]	Par value of $396,000 on September 30, 2012 and December 31, 2011.
[5]	Par value of $396,000 on December 31, 2011.

Summary of Long Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 11.5% Senior Secured Notes	Dec. 31, 2010 11.5% Senior Secured Notes	Sep. 30, 2012 11.75% Senior Secured Notes	Sep. 30, 2012 8.75% Second Priority Senior Secured Notes	Dec. 31, 2011 8.75% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, par value	$ 315,000	$ 350,000	$ 345,000	$ 396,000	$ 396,000

Interest Expense Related to Long-Term Debt and Cash Interests Payments on Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Interest expense	$ 32,194		$ 30,083		$ 94,460		$ 90,730		$ 120,861		$ 118,506		$ 111,263
Cash interest paid	43,576		55,774		114,090		114,259		117,043		115,405		90,713
Debt issuance cost amortization	$ 1,274	[1]	$ 1,216	[1]	$ 3,697	[1]	$ 3,776	[1]	$ 5,036	[1]	$ 5,290	[1]	$ 5,264	[1]

[1]	Amortization of debt issuance cost is included in interest expense.

Long-Term Debt - Additional Information (Detail) (USD $)	9 Months Ended			12 Months Ended					1 Months Ended			0 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended				9 Months Ended	0 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended							9 Months Ended			9 Months Ended
	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	May 31, 2012 Revolving Credit Facility	Sep. 30, 2012 Revolving Credit Facility	May 04, 2012 Revolving Credit Facility	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 29, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Sep. 30, 2012 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Feb. 17, 2012 Subsequent Event Accounts Receivable Securitization Facility	Feb. 29, 2012 Subsequent Event Accounts Receivable Securitization Facility	Feb. 17, 2012 Subsequent Event Additional Revolving Credit Facilities	Feb. 29, 2012 Subsequent Event Additional Revolving Credit Facilities	Sep. 30, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility Variable Interest Rate Option One	Dec. 31, 2011 Revolving Credit Facility Variable Interest Rate Option Two	Mar. 14, 2011 11.5% Senior Secured Notes	Sep. 30, 2012 11.5% Senior Secured Notes	Sep. 30, 2012 11.5% Senior Secured Notes		Dec. 31, 2011 11.5% Senior Secured Notes		Jan. 31, 2010 11.5% Senior Secured Notes	Jun. 30, 2009 11.5% Senior Secured Notes	Sep. 30, 2012 11.5% Senior Secured Notes From available Cash	Feb. 10, 2011 8.75% Second Priority Senior Secured Notes	Jan. 26, 2011 8.75% Second Priority Senior Secured Notes	Sep. 30, 2012 8.75% Second Priority Senior Secured Notes		Dec. 31, 2011 8.75% Second Priority Senior Secured Notes		Mar. 11, 2011 9.13% Second Priority Senior Secured Notes	Feb. 09, 2011 9.13% Second Priority Senior Secured Notes	Mar. 11, 2011 9.13% Second Priority Senior Secured Notes	Dec. 31, 2011 9.13% Second Priority Senior Secured Notes	Aug. 31, 2006 Second Priority Senior Secured Floating Rate Notes	Sep. 30, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes	May 11, 2012 Second Priority Senior Secured Floating Rate Notes	Sep. 30, 2012 Second Priority Senior Secured Floating Rate Notes Exchange Offer One	May 11, 2012 Second Priority Senior Secured Floating Rate Notes Exchange Offer One	Sep. 30, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	May 11, 2012 11.38% Senior Subordinated Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	Sep. 30, 2012 11.38% Senior Subordinated Notes Exchange Offer Two	May 11, 2012 11.38% Senior Subordinated Notes Exchange Offer Two	Sep. 30, 2012 Asset Based Loan Facility Revolving Credit Facility	May 04, 2012 Asset Based Loan Facility Revolving Credit Facility	Sep. 30, 2012 Asset Based Loan Facility Letter of Credit	Sep. 30, 2012 Cash Flow Facility Revolving Credit Facility	May 04, 2012 Cash Flow Facility Revolving Credit Facility	Sep. 30, 2012 11.75% Senior Secured Notes		Mar. 21, 2012 11.75% Senior Secured Notes	Sep. 30, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes Exchange Offer One	May 11, 2012 11.75% Secured Notes Exchange Offer Two
Debt Instrument [Line Items]
Credit facility, borrowing capacity											$ 200,000,000					$ 100,000,000		$ 55,000,000			$ 200,000,000																																			$ 150,000,000			$ 50,000,000
Credit facility, remaining borrowing capacity																					159,200,000																																		71,700,000			50,000,000
Credit facility, amount outstanding																					0																																		35,000,000		43,300,000
Credit facility, portion committed to outstanding letters of credit																					40,800,000
Unused capacity commitment fee percentage																					0.50%
Reference rate																LIBOR	LIBOR	LIBOR	LIBOR			LIBOR	Prime																						LIBOR
Interest rate over the reference rate																2.00%		4.50%				3.00%	2.00%																						3.75%
Notes, principal amount													23,305,000																	25,000,000	325,000,000		36,000,000	360,000,000									250,000,000									300,000,000										345,000,000		271,600,000
Repayments of long-term debt	354,984,000		389,998,000	389,998,000				442,868,000																35,000,000															27,800,000	326,100,000
Proceeds from long-term debt	341,191,000		394,618,000	394,618,000		27,438,000		352,837,000																									36,100,000	347,800,000
Principal amount of debt repaid								69,800,000																															26,600,000	310,500,000			70,000,000
Gain (loss) on early extinguishment of debt	(8,244,000)		(26,091,000)	(26,091,000)		255,000		31,266,000																(3,600,000)	(4,600,000)	(29,900,000)															(22,500,000)																						26,300,000
Interest rate at end of period																																												4.19%	4.18%
Interest Rate													6.50%	6.50%	6.50%										11.50% [1]	11.50%	[1]	11.50%	[2]						8.75%	[3]	8.75%	[4]				9.13%							11.38%	11.38%		11.38%		11.38%						11.75%	[5]	11.75%	11.75%	11.75%
Notes, maturity date												Dec 29, 2040	Dec 29, 2040	Dec 29, 2040	Dec 29, 2040											Jul 1, 2014	[1]	Jul 1, 2014	[2]						Feb 1, 2019	[3]	Feb 1, 2019	[4]				Aug 1, 2014		Aug 1, 2014	Aug 1, 2014				Aug 1, 2016	Aug 1, 2016										Jan 15, 2019	[5]		Jan 15, 2019
Debt issuance costs, deferred											9,300,000																																																			10,100,000		5,400,000
Weighted-average interest rate										2.54%										2.54%
Credit facility, maturity date									May 4, 2017											May 4, 2017	Aug 1, 2012
Principal amount of second-lien notes, 11.38% senior subordinated notes, or senior unsecured term loan outstanding as of the 91 days prior to scheduled maturity											100,000,000
Notes redeemed																									44,400,000	44,400,000
Notes, maturity date																									2014	2014		2014							2019		2019							2014	2014				2016	2016										2019			2019
Notes repurchased and retired																										270,600,000
Repayment of secured debt																										332,000,000						600,000															5,000,000
Notes retired exchange offer																																																166,900,000						157,500,000
Notes issued exchange offer																																																																	166,900,000	104,700,000
Repayment of debt																																																					17,300,000
Notes, outstanding amount	$ 1,221,919,000	[6]		$ 1,201,077,000	[6]	$ 1,172,736,000	[6]						$ 23,305,000																																	$ 13,300,000					$ 142,500,000

[1]	Par value of $315,000 on December 31, 2011.
[2]	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.
[3]	Par value of $396,000 on September 30, 2012 and December 31, 2011.
[4]	Par value of $396,000 on December 31, 2011.
[5]	Par value of $345,000 on September 30, 2012.
[6]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Long-Term Debt - Payments Required Under Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Disclosure [Line Items]
Required debt repayments 2012
Required debt repayments 2013
Required debt repayments 2014	495,216
Required debt repayments 2015
Required debt repayments 2016	300,000
Required debt repayments 2017 and thereafter	419,305
Total long-term debt	$ 1,214,521

Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Liabilities [Line Items]
Pension benefit obligation		$ 28,803		$ 17,873
Asset retirement obligations	11,883	11,233	11,528	13,660	13,300
Non-controlling interests		7,923		7,821
Deferred compensation		2,672		1,547
Derivatives		2,296		178
Miscellaneous other liabilities		1,351		1,535
Other liabilities	$ 46,973	$ 54,278		$ 42,614

Other Liabilities - Additional Information (Detail) (Miscellaneous Other Liabilities, Noncurrent, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Miscellaneous Other Liabilities, Noncurrent
Other Liabilities [Line Items]
Prior period reclassification adjustment	$ (9.4)

Retirement Plans - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Component of curtailment cost comprised of amortization of prior service cost	$ 572,000				$ 400,000
Component of curtailment cost comprised of net actuarial loss					1,487,000
Curtailment loss	572,000		572,000		1,921,000
Amortization of net actuarial loss into net periodic pension cost in next year from accumulated other comprehensive income					1,500,000
Amortization of prior service cost into net periodic pension cost in next year from accumulated other comprehensive income					800,000
Contribution to be made by employer					9,700,000
Contribution made by employer	6,700,000	4,500,000	10,700,000	7,800,000	9,617,000	4,929,000	6,900,000
Accumulated benefit obligation					67,686,000	47,131,000
Expected decrease in estimated 2012 minimum funding requirement	400,000		400,000
2012 Plan Year
Defined Benefit Plan Disclosure [Line Items]
Contribution to be made by employer	400,000		400,000
2013 Plan Year
Defined Benefit Plan Disclosure [Line Items]
Contribution to be made by employer	$ 0		$ 0
Employees at the Androscoggin, Bucksport, and Sartell mills
Defined Benefit Plan Disclosure [Line Items]
Pension plan eligibility, length of service					1 year
Pension plan eligibility, minimum age					21 years of age
Expected return on plan assets assumption for next fiscal year					6.50%

Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,771	$ 1,674	$ 5,312	$ 5,021	$ 6,694	$ 6,107	$ 6,328
Interest cost	719	631	2,157	1,892	2,521	2,088	1,537
Expected return on plan assets	(697)	(645)	(2,093)	(1,934)	(2,234)	(1,849)	(1,234)
Curtailment	572		572		1,921
Amortization of prior service cost	196	293	588	881	1,176	1,784	1,023
Amortization of actuarial loss	368	99	1,106	296	393	90	319
Net periodic benefit cost	$ 2,929	$ 2,052	$ 7,642	$ 6,156	$ 10,471	$ 8,220	$ 7,973

Retirement Plans - Defined Benefit Plans - Detail of Prior Service Cost and Net Actuarial Loss Recognized In Accumulated Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in Accumulated other comprehensive income:
Prior service cost	$ 3,885	$ 5,493
Net actuarial loss	$ 19,828	$ 8,143

Retirement Plans - Defined Benefit Plans - Reconciliation of Projected Benefit Obligation and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in Projected Benefit Obligation:
Benefit obligation at beginning of period			$ 67,686	$ 47,131	$ 47,131	$ 35,137
Service cost	1,771	1,674	5,312	5,021	6,694	6,107	6,328
Interest cost	719	631	2,157	1,892	2,521	2,088	1,537
Actuarial loss					10,647	4,405
Benefits paid					(793)	(606)
Curtailment					1,487
Benefit obligation at end of period					67,686	47,131	35,137
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets					(28,803)	(17,873)
Other Liabilities, Noncurrent
Change in Projected Benefit Obligation:
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets					$ (28,803)	$ (17,873)

Retirement Plans - Defined Benefit Plans - Reconciliation of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Change in Plan Assets:
Plan assets at fair value, beginning of fiscal year			$ 38,883	[1]	$ 29,258	$ 29,258		$ 22,515
Actual net return (loss) on plan assets						801		2,420
Employer contributions	6,700	4,500	10,700		7,800	9,617		4,929	6,900
Benefits paid						(793)		(606)
Plan assets at fair value, end of fiscal year	$ 51,639		$ 51,639			$ 38,883	[1]	$ 29,258	$ 22,515

[1]	Value is determined based on the net asset value of units held by the plan at period end.

Retirement Plans - Defined Benefit Plans - Summary of Expected Future Pension Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expected future pension benefit payments - 2012	$ 1,582
Expected future pension benefit payments - 2013	1,807
Expected future pension benefit payments - 2014	2,044
Expected future pension benefit payments - 2015	2,318
Expected future pension benefit payments - 2016	2,648
Expected future pension benefit payments - 2017-2021	$ 22,026

Retirement Plans - Defined Benefit Plans - Actuarial Assumptions Used In Defined Benefit Pension Plans (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted average assumptions used to determine benefit obligations as of December 31:
Discount rate	4.30%	5.40%	6.00%
Weighted average assumptions used to determine net periodic pension cost for the fiscal year:
Discount rate	5.40%	6.00%	6.00%
Expected long-term return on plan assets	6.50%	7.50%	7.50%

Retirement Plans - Defined Benefit Plans - Pension Plan's Asset Allocation (Detail) (Employees at the Androscoggin, Bucksport, and Sartell mills)	12 Months Ended					12 Months Ended							12 Months Ended
	Dec. 31, 2010 Other securities	Dec. 31, 2011 Money market funds	Dec. 31, 2011 Fixed income funds	Dec. 31, 2010 Fixed income funds	Dec. 31, 2011 Other funds	Dec. 31, 2010 Equity securities	Dec. 31, 2011 Domestic equity funds - large cap	Dec. 31, 2010 Domestic equity funds - large cap	Dec. 31, 2011 Domestic equity funds - small cap	Dec. 31, 2010 Domestic equity funds - small cap	Dec. 31, 2011 International equity funds	Dec. 31, 2010 International equity funds	Dec. 31, 2011 Minimum Other securities	Dec. 31, 2011 Minimum Equity securities	Dec. 31, 2011 Maximum Other securities	Dec. 31, 2011 Maximum Equity securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	52.00%					48.00%							70.00%	20.00%	80.00%	30.00%
Allocation		3.00%	65.00%	47.00%	3.00%		21.00%	29.30%	4.00%	5.50%	4.00%	18.20%

Retirement Plans - Defined Benefit Plans - Pension Plan Assets at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 51,639	$ 38,883	[1]	$ 29,258		$ 22,515
Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	33,805	25,274	[1],[2]
Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	11,303	8,165	[1]	8,583	[1]
Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	2,622	1,555	[1]	1,595	[1]
International Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	2,176	1,555	[1]	5,318	[1]
Money market funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,197	1,167	[1]
Other funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	536	1,167	[1],[3]
Pooled funds | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value				12,610	[1],[2]
Insurance company general account | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value				1,152	[4]
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	51,639	38,883	[1]	29,258
Fair Value, Inputs, Level 2 | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	33,805	25,274	[1],[2]
Fair Value, Inputs, Level 2 | Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	11,303	8,165	[1]	8,583	[1]
Fair Value, Inputs, Level 2 | Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	2,622	1,555	[1]	1,595	[1]
Fair Value, Inputs, Level 2 | International Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	2,176	1,555	[1]	5,318	[1]
Fair Value, Inputs, Level 2 | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,197	1,167	[1]
Fair Value, Inputs, Level 2 | Other funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	536	1,167	[1],[3]
Fair Value, Inputs, Level 2 | Pooled funds | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value				12,610	[1],[2]
Fair Value, Inputs, Level 2 | Insurance company general account | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value				$ 1,152	[4]

[1]	Value is determined based on the net asset value of units held by the plan at period end.
[2]	This class consists of funds that invest primarily in corporate debt securities, U.S. federal government obligations, and mortgage- and asset-backed securities.
[3]	This class consists of funds that invest primarily in domestic and international corporate debt securities, U.S. federal and other governmental debt securities, real estate investment trusts, and commodity-linked investments.
[4]	Fair value is determined based upon the credited rate as determined by the fund manager. The credited rate changes periodically based upon returns of the underlying investments.

Retirement Plans - Defined Contribution Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Salaried and Quinnesec hourly employees defined contribution plan
Defined Contribution Plan [Line Items]
Defined contribution plan expense		$ 7.6	$ 8.2	$ 8.4
Defined Contribution Pension Plan 401k
Defined Contribution Plan [Line Items]
Employer matching contribution		8.6	7.6	5.7
Expense reduced by suspension of employer 401(k) matching contributions	$ 2.3
Percentage of employee compensation contributed for setting first tier of employer matching contributions to a 401(k) plan		4.00%
First tier percentage for employer matching contributions to a 401(k) plan		70.00%
Percentage of employee compensation contributed for setting second tier of employer matching contributions to a 401(k) plan		4.00%
Second tier percentage for additional employer matching contributions to a 401(k) plan		60.00%

Retirement Plans - Other Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009 Employee
Other Employee Related Disclosures [Line Items]
Voluntary early retirement program, number of new retirees	71
Reduction in workforce, number of positions eliminated	8
Cost of products sold
Other Employee Related Disclosures [Line Items]
Voluntary early retirement program expense	4.2
Selling, general and administrative expenses
Other Employee Related Disclosures [Line Items]
Reduction in workforce, payroll and benefit expenses	0.5

Equity Awards - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended				12 Months Ended				0 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement Non-employee director stock option	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement Officer and management non-qualified time - based stock options	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement Officer and management performance-based options	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement Service and performance-based employee and director stock options	Mar. 26, 2010 Verso Paper Corp. Verso Paper Management LP Agreement Restricted stock award	Sep. 21, 2009 Verso Paper Corp. Verso Paper Management LP Agreement Restricted stock award	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement Restricted stock award	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement Legacy Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares for issuance						4,250,000
Vesting rights							vest upon grant	one to three years from the date of grant	one to three years from the date of grant based on the achievement of certain performance criteria tied to Verso Paper Corp.’s calculation of Adjusted EBITDA
Expiration period							10 years	7 years	7 years
Increase in fair value of award from plan modification									$ 100,000
Unrecognized compensation cost										2,000,000
Weighted average period over which unearned share-based compensation cost is expected to be recognized										1 year 7 months 6 days			1 year 8 months 12 days
Granted											90,445	328,000	158,057
Weighted-average grant date fair value											$ 3.01	$ 3.69	$ 5.7
Vesting period											3 years			5 years
Unrecognized compensation cost													1,000,000
Annual vesting rate														20.00%
Equity award expense	$ 2,250,000	$ 1,829,000	$ 2,420,000	$ 1,667,000	$ 632,000

Equity Awards - Stock Option Plan Activity (Detail) (Verso Paper Corp., Verso Paper Management LP Agreement, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 Employee and Director stock options	Dec. 31, 2009 Officer and management performance-based options	Dec. 31, 2011 Service and performance-based employee and director stock options		Dec. 31, 2010 Service and performance-based employee and director stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, beginning balance	15,200		1,388,746		1,140,402
Options granted	1,083,202	42,000	430,855		287,003
Options outstanding, ending balance			1,781,499		1,388,746
Forfeited			(32,295)		(36,650)
Exercised			(5,807)		(2,009)
Options exercisable			823,068
Options expected to vest			1,035,192
Average exercise price, beginning of period	$ 1.43		$ 3.36	[1]	$ 3.43	[1]
Average exercise price, options granted	$ 3.55	$ 1.13	$ 5.63		$ 2.87
Average exercise price, end of period			$ 3.9	[2]	$ 3.36	[1]
Average exercise price, forfeited			$ 3.97		$ 1.73
Average exercise price, exercised			$ 2.88		$ 1.09
Average exercise price, options exercisable			$ 3.4	[2]
Average exercise price, options expected to vest			$ 4.02
Average remaining contractual life (in years), options outstanding			5 years 1 month 6 days	[2]
Average remaining contractual life (in years), options exercisable			4 years 9 months 18 days	[2]
Aggregate intrinsic value, options exercisable			$ 4	[2]
Aggregate intrinsic value, options expected to vest
Average grant date fair value, beginning of period	$ 0.46		$ 2.05	[1]	$ 1.99	[1]
Average grant date fair value, options granted	$ 2.07	$ 0.35	$ 4.13		$ 2.16
Average grant date fair value, end of period			$ 2.59	[2]	$ 2.05	[1]
Average grant date fair value, forfeited			$ 2.68		$ 0.91
Average grant date fair value, exercised			$ 2		$ 0.34

[1]	On December 31, 2010 and 2009, there were an additional 19,094 and 41,998, respectively, of performance-based options for which the performance period had not begun. These options were treated as variable awards and had weighted average fair values of $2.40 and $2.09 at December 31, 2010 and 2009, respectively.
[2]	On December 31, 2011, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $3.69.

Equity Awards - Stock Option Plan Activity (Parenthetical) (Detail) (Verso Paper Corp., Verso Paper Corp. 2008 Incentive Award Plan, Service and performance-based employee and director stock options, USD $)
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Verso Paper Corp. | Verso Paper Corp. 2008 Incentive Award Plan | Service and performance-based employee and director stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance-based awards issued but excluded from options outstanding because their performance periods had not commenced		19,094	41,998
Weighted average fair value of performance-based awards issued but excluded from options outstanding because their performance periods had not commenced		$ 2.4	$ 2.09
Options outstanding, lowest exercise price in range	$ 0.71
Options outstanding, highest exercise price in range	$ 5.93
Options exercisable, lowest exercise price in range	$ 0.71
Options exercisable, highest exercise price in range	$ 3.69

Equity Awards - Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) (Verso Paper Corp., Verso Paper Corp. 2008 Incentive Award Plan, Service and performance-based employee and director stock options)
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted			5 years
Range of volatility rates based on historical industry volatility	90.65%	90.22%
Expected dividend yield
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted	3 years	4 years 6 months
Range of volatility rates based on historical industry volatility			31.82%
Range of risk-free interest rates	1.18%	2.19%	1.49%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted	5 years	5 years
Range of volatility rates based on historical industry volatility			87.28%
Range of risk-free interest rates	2.16%	2.59%	2.73%

Equity Awards - Summary of Legacy Class B Units Activity (Detail) (Verso Paper Corp., Verso Paper Management LP Agreement, Legacy Class B Units, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Verso Paper Corp. | Verso Paper Management LP Agreement | Legacy Class B Units
Weighted average grant date fair values [Roll Forward]
Nonvested, beginning balance	$ 3.4	$ 3.4	$ 3.4
Vested	$ 3.4	$ 3.4	$ 3.4
Nonvested, ending balance	$ 3.38	$ 3.4	$ 3.4
Number of units [Roll Forward]
Nonvested, beginning balance	82,077	163,169	255,612
Vested	(81,110)	(81,092)	(92,443)
Nonvested, ending balance	967	82,077	163,169

Bucksport Energy Asset Investment - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Jointly Owned Utility Plant Interests [Line Items]
Ownership of steam and electricity produced	28.00%	28.00%
Obligation to purchase steam output	72.00%	72.00%

Bucksport Energy Asset Investment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Jointly Owned Utility Plant Interests [Line Items]
Other receivables	$ 114,227	$ 128,213		$ 107,012
Total current assets	273,271	393,122		406,026
Current liabilities	(193,892)	(250,271)		(243,697)
Jointly Owned Utility Plant
Jointly Owned Utility Plant Interests [Line Items]
Other receivables		802		65
Other current assets		163	[1]	158	[1]
Total current assets		965		223
Property, plant, and equipment		10,671		10,671
Accumulated depreciation		(3,266)		(2,639)
Net property, plant, and equipment		7,405		8,032
Current liabilities		$ (170)		$ (159)

[1]	Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.

Derivative Instruments and Hedges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			9 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Feb. 29, 2008	Sep. 30, 2012 Designated as Hedging Instrument Commodity swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional value of receive-variable, pay-fixed interest rate swap			$ 250
Hedged notes repurchased during the period		69.8
Loss on receive-variable, pay-fixed interest rate swap	0.3	0.3
Receive-variable, pay-fixed interest rate swap, expiration date	Feb 1, 2010
Net losses expected to be reclassified from accumulated other comprehensive income into earnings within the next 12 months				$ 0.6

Schedule of Information About Volume and Fair Value Amounts of Derivative Instruments (Detail) (Commodity swaps, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Designated as Hedging Instrument MMBTU	Dec. 31, 2010 Designated as Hedging Instrument MMBTU	Dec. 31, 2011 Designated as Hedging Instrument Accrued Liabilities	Dec. 31, 2011 Designated as Hedging Instrument Other Liabilities	Dec. 31, 2011 Designated as Hedging Instrument Accrued Liabilities	Dec. 31, 2010 Designated as Hedging Instrument Accrued Liabilities	Dec. 31, 2010 Designated as Hedging Instrument Other Assets	Sep. 30, 2012 Not Designated as Hedging Instrument MMBTU	Dec. 31, 2011 Not Designated as Hedging Instrument MMBTU	Sep. 30, 2012 Not Designated as Hedging Instrument Accrued Liabilities	Dec. 31, 2011 Not Designated as Hedging Instrument Accrued Liabilities	Sep. 30, 2012 Not Designated as Hedging Instrument Other Liabilities	Dec. 31, 2011 Not Designated as Hedging Instrument Other Liabilities	Sep. 30, 2012 Not Designated as Hedging Instrument Prepaid Expenses and Other Assets	Sep. 30, 2012 Not Designated as Hedging Instrument Intangibles and Other Assets Net	Dec. 31, 2011 Not Designated as Hedging Instrument Accrued Liabilities
Derivative [Line Items]
Notional Amount	2,988,107	5,748,733						5,341,872	4,891,187
Fair Value Liabilities			$ (3,803)	$ (877)	$ (4,680)	$ (2,505)				$ (4,669)	$ (6,244)	$ (185)	$ (1,419)			$ (7,663)
Fair Value Asset							$ 142							$ 177	$ 202

Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended				12 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011 Designated as Hedging Instrument Commodity swaps		Sep. 30, 2012 Designated as Hedging Instrument Commodity swaps		Sep. 30, 2011 Designated as Hedging Instrument Commodity swaps		Dec. 31, 2011 Designated as Hedging Instrument Commodity swaps		Dec. 31, 2010 Designated as Hedging Instrument Commodity swaps		Dec. 31, 2009 Designated as Hedging Instrument Commodity swaps		Dec. 31, 2010 Designated as Hedging Instrument Interest rate swaps, receive-variable, pay-fixed	Dec. 31, 2009 Designated as Hedging Instrument Interest rate swaps, receive-variable, pay-fixed	Sep. 30, 2012 Not Designated as Hedging Instrument Commodity swaps		Sep. 30, 2012 Not Designated as Hedging Instrument Commodity swaps		Dec. 31, 2011 Not Designated as Hedging Instrument Commodity swaps		Dec. 31, 2009 Not Designated as Hedging Instrument Interest rate swaps, receive-variable, pay-fixed
Derivative Instruments, Gain (Loss) [Line Items]
Loss Recognized in Accumulated OCI							$ (4,826)	[1]	$ (2,476)	[1]
Loss Reclassified from Accumulated OCI	(633)	[2]	(283)	[2]	(2,488)	[2]	(2,838)	[1]	(8,505)	[1]	(36,723)	[1]	(281)	(3,511)	(409)	[2]	(5,281)	[2]
Loss Recognized in Accumulated OCI	890	[2]	50	[2]	1,348	[2]	(1,121)	[3]	(921)	[3]	(4,652)	[3]			(1,205)	[2]	1,112	[2]	(8,643)	[3]	(1,257)	[4]
Gain (Loss) Recognized on Derivatives Contracts (Ineffective portion)							$ (68)	[3]	$ (132)	[3]	$ (92)	[3]

[1]	Net losses at December 31, 2011, are expected to be reclassified from Accumulated other comprehensive income into earnings within the next 23 months.
[2]	Loss reclassified from Accumulated OCI to earnings and gain (loss) recognized on derivatives is included in Cost of products sold.
[3]	Location of loss recognized in earnings is included in Cost of products sold.
[4]	Location of loss recognized in earnings is included in Interest expense and Other income, net.

Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Number of months net losses expected to be reclassified from accumulated other comprehensive income into earnings	23 months

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred compensation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	$ 2,907	$ 2,672	$ 1,547
Fair value of liabilities	2,907	2,672	1,547
Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	379		142
Fair value of liabilities	4,854	12,343	2,505
Regional Greenhouse Gas Initiative carbon credits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets		425	334
Fair Value, Inputs, Level 1 | Deferred compensation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	2,907	2,672	1,547
Fair value of liabilities	2,907	2,672	1,547
Fair Value, Inputs, Level 2 | Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	379		142
Fair value of liabilities	4,854	12,343	2,505
Fair Value, Inputs, Level 2 | Regional Greenhouse Gas Initiative carbon credits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets		$ 425	$ 334

Related Party Transactions - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Dec. 29, 2010 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Sep. 30, 2012 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Sep. 30, 2011 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Sep. 30, 2012 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Sep. 30, 2011 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Sep. 30, 2012 Management Agreement	Dec. 31, 2011 Management Agreement	Dec. 31, 2011 XPEDX and its Affiliated Companies	Dec. 31, 2010 XPEDX and its Affiliated Companies	Dec. 31, 2009 XPEDX and its Affiliated Companies	Sep. 30, 2012 Verso Paper Finance Holdings LLC	Sep. 30, 2011 Verso Paper Finance Holdings LLC	Sep. 30, 2012 Verso Paper Finance Holdings LLC	Sep. 30, 2011 Verso Paper Finance Holdings LLC	Dec. 31, 2011 Verso Paper Finance Holdings LLC	Sep. 30, 2012 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Sep. 30, 2011 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2011 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2010 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2009 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2009 Verso Paper Finance Holdings One Limited Liability Company Senior Unsecured Term Loan	Dec. 31, 2009 Verso Paper Corp.	Sep. 30, 2012 Verso Paper Corp.	Dec. 31, 2011 Verso Paper Corp.
Related Party Transaction [Line Items]
Net sales to related parties		$ 157,961,000	$ 175,912,000	$ 138,760,000										$ 157,961,000	$ 175,912,000	$ 138,760,000
Net sales to related parties as a percent of total net sales														9.00%
Purchases from related parties		6,983,000	6,213,000	4,625,000										6,983,000	6,213,000	4,625,000
Accounts receivable from related parties		10,016,000	12,248,000											9,900,000	12,200,000
Accounts payable to related parties		743,000	808,000											700,000	800,000														700,000	900,000
Management agreement expiration date	Jun 1, 2017	Jun 1, 2017										Aug 1, 2018	Aug 1, 2018
Management fee as a percentage of aggregate enterprise value												1.00%	1.00%
Original maturity date					Dec 29, 2040	Dec 29, 2040			Dec 29, 2040		Dec 29, 2040											Feb 1, 2013		Feb 1, 2013
Interest payments, paid in kind																						4,500,000	4,100,000	5,500,000	5,100,000	8,900,000
Contributions to fund purchases of related party debt																											12,500,000
Related party term loans repurchased during the period				69,800,000																							46,800,000
Payments to repurchase related party debt																											12,400,000
Interest income, recognized		1,515,000															300,000	300,000	1,100,000	1,100,000	1,500,000
Interest expense, recognized by Investment fund		1,515,000					300,000	300,000	1,100,000	1,100,000	1,500,000
Distributions to pay expenses on the behalf of a related party																												2,900,000
Long-term debt	1,221,919,000	1,201,077,000	1,172,736,000		23,305,000	23,305,000	23,305,000		23,305,000		23,305,000
Interest Rate						6.50%	6.50%		6.50%		6.50%
Long-term notes receivable	23,305,000	23,305,000	23,305,000														23,305,000		23,305,000		23,305,000
Accrued interest receivable from Verso Finance																	100,000		100,000		100,000
Accrued interest payable to Verso Finance		$ 126,000					$ 100,000		$ 100,000		$ 100,000

Restructuring and Other Charges - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended		3 Months Ended				12 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009	Sep. 30, 2012 Pension Curtailment	Sep. 30, 2012 Other Restructuring	Sep. 30, 2012 Sartell, Minnesota Mill Closure Employee	Sep. 30, 2012 Sartell, Minnesota Mill Closure Coated groundwood T	Sep. 30, 2012 Sartell, Minnesota Mill Closure Supercalendered paper T	Dec. 31, 2011 Permanent Capacity Reduction T	Dec. 31, 2011 Permanent Capacity Reduction T	Dec. 31, 2011 Workforce Reduction Maine Bucksport Mill Employee	Dec. 31, 2011 Workforce Reduction Minnesota Sartell Mill Employee
Restructuring Cost and Reserve [Line Items]
Annual production capacity, number of tons reduced								180,000	35,000	193,000	193,000
Workforce reduction												125	175
RestructuringAndOtherRelatedCharges				$ 979,000
Annual production capacity, percentage of tons reduced								20.00%
Number of employee terminated							265
Restructuring charges	97,018,000	96,997,000	24,464,000	979,000	600,000	500,000
Restructuring charges, expected additional charges		$ 10,000,000

Cumulative Charges Incurred Related to Shutdown (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2011 Severance and benefit costs	Dec. 31, 2010 Severance and benefit costs	Dec. 31, 2011 Accelerated Depreciation	Dec. 31, 2011 Write-off of related spare parts and inventory	Dec. 31, 2011 Other miscellaneous costs
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	$ 24,464		$ 15,004		$ 7,068	$ 2,278	$ 114
Recognized and/or paid as of December 31, 2011	13,701		4,331		7,068	2,278	24
Remaining Costs to be Paid	$ 10,763	$ 7,840	$ 10,673				$ 90

Changes in Shutdown Liability (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Beginning balance of reserve	$ 10,763
Severance and benefit costs	15,107	11,679
Other miscellaneous costs and payments	2,052
Balance of reserve at end of period	7,840	10,763
Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Beginning balance of reserve	10,673
Restructuring payments	(20,082)	(1,006)
Balance of reserve at end of period		10,673
Purchase obligations
Restructuring Cost and Reserve [Line Items]
Other miscellaneous costs and payments		$ 90

Commitments and Contingencies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Operating leases, rental expense		$ 7,700,000	$ 7,000,000	$ 6,800,000
Supply agreement, original term		12 years
Supply agreement expiration date	Jun 1, 2017	Jun 1, 2017
Supply agreement, description	The agreement requires Thilmany to pay us a variable charge for the paper purchased and a fixed charge for the availability of the paper machine.	The agreement requires Thilmany to pay us a variable charge for the paper purchased and a fixed charge for the availability of the No. 5 paper machine.
Ownership of steam and electricity produced	28.00%	28.00%
Obligation to purchase steam output	72.00%	72.00%
Restricted cash	2,972,000	3,560,000	27,399,000
Latest Expiration
Commitments and Contingencies Disclosure [Line Items]
Operating leases, expiration year		2022
Jointly Owned Utility Plant
Commitments and Contingencies Disclosure [Line Items]
Restricted cash	$ 400,000

Commitments and Contingencies - Schedule of Future Minimum Rental Payments Due Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
2012	$ 6,908
2013	5,265
2014	3,397
2015	1,609
2016	800
Thereafter	1,697
Total	$ 19,676

Commitments and Contingencies - Schedule of Unconditional Purchase Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
2012	$ 130,420
2013	98,751
2014	99,591
2015	98,505
2016	28,630
Thereafter	168,527
Total	$ 624,424

New Market Tax Credit Entities - Additional Information (Detail) (USD $)	0 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2010		Dec. 29, 2010	Sep. 30, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Renewable energy project amount			$ 43,000,000
Maximum percentage of qualified investments in the equity of CDEs eligible for tax credits			39.00%
Long-term debt	1,172,736,000			1,221,919,000	1,201,077,000
Restricted cash	27,399,000			2,972,000	3,560,000
Amount contributed to the Investment Fund	7,821,000				7,923,000
Long-term debt	1,172,736,000	[1]		1,221,919,000 [1]	1,201,077,000 [1]
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Amount contributed to the Investment Fund			9,000,000
Put option anticipated exercise date			2017-12
Tax credit, recapture percentage			100.00%
Tax credit, recapture period			7 years
Chase NMTC Verso Investment Fund, LLC | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Long-term debt	23,305,000		23,305,000	23,305,000	23,305,000
Interest Rate			6.50%	6.50%	6.50%
Original maturity date	Dec 29, 2040		Dec 29, 2040	Dec 29, 2040	Dec 29, 2040
Amount contributed to the Investment Fund			9,000,000
Put option anticipated exercise date				2017-12
Tax credit, recapture percentage				100.00%
Tax credit, recapture period				7 years
Long-term debt			23,305,000
Verso Quinnesec REP Limited Liability Company
Variable Interest Entity [Line Items]
Restricted cash	$ 25,000,000				$ 300,000

[1]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Schedule of Impact of Consolidated VIE (Detail) (Chase NMTC Verso Investment Fund, LLC, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	$ 23,414	$ 23,471	$ 23,415
Variable interest entity, consolidated liabilities	31,377	31,433	31,034
Current assets
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	24	81	25
Non-current assets
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	23,390	23,390	23,390
Current liabilities
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	149	205	17
Long-term debt
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	23,305	23,305	23,305
Other non-current liabilities
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	$ 7,923	$ 7,923	$ 7,712

Information by Industry Segment - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Segment	Dec. 31, 2011 Segment
Segment Reporting Information [Line Items]
Number of reporting segments	3	3

Industry Segment Data (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net Sales	$ 373,004		$ 456,836		$ 1,113,561		$ 1,272,207		$ 1,722,489	$ 1,605,316	$ 1,360,854
Operating Income (Loss)	(71,484)		30,603		(93,268)		51,724		23,882	(3,810)	(77,205)
Depreciation, amortization, and depletion	28,138		31,190		91,338		94,182		125,295	127,367	132,682
Capital Spending	15,679		27,825		46,751		67,831		90,272	73,646	34,216
Coated Papers
Segment Reporting Information [Line Items]
Net Sales	300,939		374,606		889,121		1,046,948		1,418,817	1,314,961	1,198,758
Operating Income (Loss)	(72,654)	[1]	23,408	[1]	(87,754)	[1]	36,262	[1]	3,470	(38,884)	(57,240)
Depreciation, amortization, and depletion	21,220		24,281		70,065		74,200		98,370	100,902	110,415
Capital Spending	20,612		19,612		47,911		47,173		65,227	59,067	28,604
Hardwood Market Pulp
Segment Reporting Information [Line Items]
Net Sales	35,035		40,312		104,168		112,255		150,111	164,948	104,541
Operating Income (Loss)	3,860		10,488		8,112		26,803		33,357	49,267	(12,548)
Depreciation, amortization, and depletion	4,725		4,376		13,523		12,853		17,249	18,313	17,916
Capital Spending	(5,421)	[2]	7,697	[2]	(3,209)	[2]	19,795	[2]	23,695	11,017	3,869
Other
Segment Reporting Information [Line Items]
Net Sales	37,030		41,918		120,272		113,004		153,561	125,407	57,555
Operating Income (Loss)	(2,690)		(3,293)		(13,626)		(11,341)		(12,945)	(14,193)	(7,417)
Depreciation, amortization, and depletion	2,193		2,533		7,750		7,129		9,676	8,152	4,351
Capital Spending	$ 488		$ 516		$ 2,049		$ 863		$ 1,350	$ 3,562	$ 1,743

[1]	Included here is the effect of $97.0 million in Restructuring charges recognized in the third quarter of 2012, which is entirely attributable to the coated papers segment.
[2]	Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow from govermental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.

Condensed Consolidating Financial Information - Additional Information (Detail)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 11.75% Senior Secured Notes		Mar. 21, 2012 11.75% Senior Secured Notes	Sep. 30, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	Sep. 30, 2012 8.75% Second Priority Senior Secured Notes		Dec. 31, 2011 8.75% Second Priority Senior Secured Notes		Sep. 30, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	Sep. 30, 2012 11.5% Senior Secured Notes		Dec. 31, 2011 11.5% Senior Secured Notes		Sep. 30, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership interest in subsidiary	100.00%	100.00%
Interest Rate			11.75%	[1]	11.75%	11.75%	11.75%	8.75%	[2]	8.75%	[3]	11.38%	11.38%	11.38%	11.50%	[4]	11.50%	[5]
Original maturity, year			2019			2019		2019		2019		2016	2016		2014		2014		2014	2014

[1]	Par value of $345,000 on September 30, 2012.
[2]	Par value of $396,000 on September 30, 2012 and December 31, 2011.
[3]	Par value of $396,000 on December 31, 2011.
[4]	Par value of $315,000 on December 31, 2011.
[5]	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.

Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Current assets
Current assets	$ 273,271		$ 393,122			$ 406,026
Cash and cash equivalents	10,129		94,795		51,705	152,706		149,762	119,520
Accounts receivable, net	114,227		128,213			107,012
Inventories	140,985		166,876			142,516
Prepaid expenses and other assets	7,930		3,238			3,792
Property, plant, and equipment, net	818,716		934,699			972,711
Non-current assets	123,801	[1]	116,621	[1],[2]		151,727	[1]
Total assets	1,215,788		1,444,442			1,530,464
Current liabilities:
Current liabilities	193,892		250,271			243,697
Accounts payable	93,955		110,589			124,774
Accrued liabilities	99,937		139,682			118,923
Long-term debt	1,221,919	[3]	1,201,077	[3]		1,172,736	[3]
Other long-term liabilities	46,973		54,278			42,614
Member's (deficit) equity	(246,996)		(61,184)		6,756	71,417		197,993	91,704
Total liabilities and equity	1,215,788		1,444,442			1,530,464
Guarantor Subsidiaries
Current assets
Current assets	273,247		393,041			406,017
Cash and cash equivalents	10,112		94,722		51,688	152,702		149,762	119,520
Accounts receivable, net	114,227		128,213
Inventories	140,985		166,876
Prepaid expenses and other assets	7,923		3,230
Property, plant, and equipment, net	798,489		904,901			962,857
Intercompany/affiliate receivable						3,843
Investment in subsidiaries	(447)		356
Non-current assets	122,660	[1]	115,461	[1],[2]		125,964	[1]
Total assets	1,193,949		1,413,759			1,498,681
Current liabilities:
Current liabilities	169,651		201,814			195,097
Accounts payable	93,932		110,517
Accrued liabilities	75,719		91,297
Intercompany/affiliate payable	1,266,293		1,249,646			1,222,061
Other long-term liabilities	39,050		46,355			34,793
Member's (deficit) equity	(281,045)		(84,056)			46,730
Total liabilities and equity	1,193,949		1,413,759			1,498,681
Parent Issuer
Current assets
Intercompany/affiliate receivable	1,257,158		1,249,306			1,222,061
Investment in subsidiaries	(281,448)		(84,459)			47,383
Total assets	975,710		1,164,847			1,269,444
Current liabilities:
Current liabilities	24,092		48,259			48,596
Accrued liabilities	24,092		48,259
Long-term debt	1,198,614	[3]	1,177,772	[3]		1,149,431	[3]
Member's (deficit) equity	(246,996)		(61,184)			71,417
Total liabilities and equity	975,710		1,164,847			1,269,444
Non-Guarantor Subsidiary
Current assets
Current assets						5
Property, plant, and equipment, net	20,515		30,086			9,854
Intercompany/affiliate receivable	9,135		340
Non-current assets	1,056	[1]	1,076	[1],[2]		25,678	[1]
Total assets	30,706		31,502			35,537
Current liabilities:
Current liabilities	7
Accounts payable	7
Intercompany/affiliate payable	31,146		31,146			34,864
Member's (deficit) equity	(447)		356			673
Total liabilities and equity	30,706		31,502			35,537
Non-Guarantor Affiliate
Current assets
Current assets	24		81			4
Cash and cash equivalents	17		73		17	4
Prepaid expenses and other assets	7		8
Intercompany/affiliate receivable	31,153		31,153			31,021
Non-current assets	(10)	[1]	30	[1],[2]		85	[1]
Total assets	31,167		31,264			31,110
Current liabilities:
Current liabilities	149		205			4
Accounts payable	23		79
Accrued liabilities	126		126
Long-term debt	23,305	[3]	23,305	[3]		23,305	[3]
Other long-term liabilities	7,923		7,923			7,821
Member's (deficit) equity	(210)		(169)			(20)
Total liabilities and equity	31,167		31,264			31,110
Eliminations
Current assets
Property, plant, and equipment, net	(288)		(288)
Intercompany/affiliate receivable	(1,297,446)		(1,280,799)			(1,256,925)
Investment in subsidiaries	281,895		84,103			(47,383)
Non-current assets	95	[1]	54	[1],[2]
Total assets	(1,015,744)		(1,196,930)			(1,304,308)
Current liabilities:
Current liabilities	(7)		(7)
Accounts payable	(7)		(7)
Intercompany/affiliate payable	(1,297,439)		(1,280,792)			(1,256,925)
Member's (deficit) equity	281,702		83,869			(47,383)
Total liabilities and equity	$ (1,015,744)		$ (1,196,930)			$ (1,304,308)

[1]	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
[2]	Other non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
[3]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Condensed Consolidating Balance Sheet (Parenthetical) (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable	$ 23,305,000	$ 23,305,000	$ 23,305,000
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable	$ 23,300	$ 23,305,000	$ 23,305,000

Condensed Consolidating Statements of Operations and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net Sales	$ 373,004		$ 456,836	$ 1,113,561	$ 1,272,207	$ 1,722,489	$ 1,605,316	$ 1,360,854
Cost of products sold (exclusive of depreciation, amortization, and depletion)	301,833		375,554	962,298	1,066,562	1,460,290	1,410,770	1,242,743
Depreciation, amortization, and depletion	28,138		31,190	91,338	94,182	125,295	127,367	132,682
Selling, general, and administrative expenses	17,499		19,489	56,196	59,739	78,007	70,989	61,655
Goodwill impairment		10,551				10,551
Restructuring and other charges	97,018			96,997		24,464		979
Interest income	(381)		(391)	(1,143)	(1,215)	(1,614)	(124)	(241)
Interest expense	32,043		29,757	94,953	91,572	122,213	122,528	116,130
Other income, net	(21)		(44)	7,472	25,896	25,812	(734)	(273,796)
Net income (loss)	(103,125)		1,281	(194,550)	(64,529)	(122,529)	(125,480)	80,702
Other comprehensive income (loss)	1,514		(3,267)	6,552	(1,961)	(12,404)	(2,685)	28,702
Comprehensive income (loss)	(101,611)		(1,986)	(187,998)	(66,490)	(134,933)	(128,165)	109,404
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Interest income	(33,050)		(30,881)	(96,936)	(93,398)	(124,366)	(123,710)	(112,797)
Interest expense	33,050		30,881	96,936	93,398	124,366	123,710	112,797
Other income, net				8,244	26,091	26,091	(255)	(31,266)
Equity in net income (loss) of subsidiaries	(103,125)		1,281	(186,306)	(38,438)	(96,438)	(125,480)	80,702
Net income (loss)	(103,125)		1,281	(194,550)	(64,529)	(122,529)	(125,225)	111,968
Other comprehensive income (loss)	1,514		(3,267)	6,552	(1,961)	(12,404)	(2,685)	28,702
Comprehensive income (loss)	(101,611)		(1,986)	(187,998)	(66,490)	(134,933)	(127,910)	140,670
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net Sales	373,004		456,836	1,113,561	1,272,207	1,722,489	1,605,316	1,360,854
Cost of products sold (exclusive of depreciation, amortization, and depletion)	301,833		375,554	962,298	1,066,562	1,460,290	1,410,770	1,242,743
Depreciation, amortization, and depletion	27,869		31,184	90,442	94,164	125,121	127,367	132,682
Selling, general, and administrative expenses	17,925		19,528	57,446	59,730	78,038	70,948	61,655
Goodwill impairment						10,551
Restructuring and other charges	97,018			96,997		24,464		979
Interest income	(381)		(380)	(1,143)	(1,162)	(1,560)	(123)	(241)
Interest expense	31,657		30,145	93,796	91,455	121,883	122,524	116,130
Other income, net	(21)		(44)	(772)	(195)	(279)	(734)	(273,796)
Net income (loss)	(102,896)		849	(185,503)	(38,347)	(96,019)	(125,436)	80,702
Other comprehensive income (loss)	1,514		(3,267)	6,552	(1,961)	(12,404)	(2,685)	28,702
Comprehensive income (loss)	(101,382)		(2,418)	(178,951)	(40,308)	(108,423)	(128,121)	109,404
Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Depreciation, amortization, and depletion	269		6	896	18	174
Selling, general, and administrative expenses	(433)		(47)	(1,274)	(108)	(156)	21
Interest income			(11)		(53)	(54)	(1)
Interest expense	394		(380)	1,181	140	361	4
Net income (loss)	(230)		432	(803)	3	(325)	(24)
Comprehensive income (loss)	(230)		432	(803)	3	(325)	(24)
Non-Guarantor Affiliate
Condensed Financial Statements, Captions [Line Items]
Depreciation, amortization, and depletion	14		14	41	41	55
Selling, general, and administrative expenses	7		8	24	117	125	20
Interest income	(387)		(387)	(1,160)	(1,160)	(1,546)	(4)
Interest expense	379		379	1,136	1,137	1,515	4
Net income (loss)	(13)		(14)	(41)	(135)	(149)	(20)
Comprehensive income (loss)	(13)		(14)	(41)	(135)	(149)	(20)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Depreciation, amortization, and depletion	(14)		(14)	(41)	(41)	(55)
Interest income	33,437		31,268	98,096	94,558	125,912	123,714	112,797
Interest expense	(33,437)		(31,268)	(98,096)	(94,558)	(125,912)	(123,714)	(112,797)
Other income, net							255	31,266
Equity in net income (loss) of subsidiaries	103,125		(1,281)	186,306	38,438	96,438	125,480	(80,702)
Net income (loss)	103,139		(1,267)	186,347	38,479	96,493	125,225	(111,968)
Other comprehensive income (loss)	(1,514)		3,267	(6,552)	1,961	12,404	2,685	(28,702)
Comprehensive income (loss)	$ 101,625		$ 2,000	$ 179,795	$ 40,440	$ 108,897	$ 127,910	$ (140,670)

Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	$ (36,945)	$ (47,633)	$ 14,562	$ 75,821	$ 180,135
Cash Flows From Investing Activities:
Proceeds from sale of fixed assets	1,562	228	228	453	83
Transfers to (from) restricted cash	589	20,453	23,839	(25,073)
Capital expenditures	(46,751)	(67,831)	(90,272)	(73,646)	(34,216)
Net cash used in investing activities	(44,600)	(47,150)	(66,205)	(98,266)	(34,133)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	107,500
Payments on revolving credit facilities	(72,500)
Proceeds from long-term debt	341,191	394,618	394,618	27,438	352,837
Repayments of long-term debt	(354,984)	(389,998)	(389,998)		(442,868)
Debt issuance costs	(24,265)	(10,838)	(10,800)	(1,971)	(10,270)
Cash distributions	(63)		(88)	(78)	(15,459)
Net cash provided by (used in) financing activities	(3,121)	(6,218)	(6,268)	25,389	(115,760)
Change in cash and cash equivalents	(84,666)	(101,001)	(57,911)	2,944	30,242
Cash and cash equivalents at beginning of period	94,795	152,706	152,706	149,762	119,520
Cash and cash equivalents at end of period	10,129	51,705	94,795	152,706	149,762
Parent Issuer
Cash Flows From Investing Activities:
Return of investment in subsidiaries	63		88	78	15,459
Investment in subsidiaries					(39,449)
Net cash used in investing activities	63		88	78	(23,990)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	107,500
Payments on revolving credit facilities	(72,500)
Proceeds from long-term debt	341,191	394,618	394,618	27,438	352,837
Repayments of long-term debt	(354,984)	(389,998)	(389,998)		(442,868)
Debt issuance costs	(24,265)	(10,753)	(10,715)	(1,205)	(10,270)
Cash distributions	(63)		(88)	(78)	(15,459)
Repayment of advances to subsidiaries	354,984	389,998	389,998		482,317
Advances to subsidiaries	(351,926)	(383,865)	(383,903)	(26,233)	(342,567)
Net cash provided by (used in) financing activities	(63)		(88)	(78)	23,990
Guarantor Subsidiaries
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(28,216)	(42,344)	18,815	64,287	180,135
Cash Flows From Investing Activities:
Proceeds from sale of fixed assets	1,562	228	228	453	83
Loan to affiliate				(23,305)
Transfers to (from) restricted cash	591	(544)	(975)
Return of investment in subsidiaries	(63)		(88)	(78)	(15,459)
Capital expenditures	(55,426)	(52,221)	(69,866)	(64,490)	(34,216)
Investment in subsidiaries					39,449
Net cash used in investing activities	(53,336)	(52,537)	(70,701)	(87,420)	(10,143)
Cash Flows From Financing Activities:
Debt issuance costs			1	(160)
Repayment of advances to subsidiaries	(354,984)	(389,998)	(389,998)		(482,317)
Advances to subsidiaries	351,926	383,865	383,903	26,233	342,567
Net cash provided by (used in) financing activities	(3,058)	(6,133)	(6,094)	26,073	(139,750)
Change in cash and cash equivalents	(84,610)	(101,014)	(57,980)	2,940	30,242
Cash and cash equivalents at beginning of period	94,722	152,702	152,702	149,762	119,520
Cash and cash equivalents at end of period	10,112	51,688	94,722	152,702	149,762
Non-Guarantor Subsidiary
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(8,673)	(5,302)	(4,322)	3,818
Cash Flows From Investing Activities:
Transfers to (from) restricted cash	(2)	20,997	24,814	(25,073)
Capital expenditures	8,675	(15,610)	(20,406)	(9,156)
Net cash used in investing activities	8,673	5,387	4,408	(34,229)
Cash Flows From Financing Activities:
Loan from affiliate				31,017
Debt issuance costs		(85)	(86)	(606)
Net cash provided by (used in) financing activities		(85)	(86)	30,411
Non-Guarantor Affiliate
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(56)	13	69	7,716
Cash Flows From Investing Activities:
Loan to affiliate				(31,017)
Net cash used in investing activities				(31,017)
Cash Flows From Financing Activities:
Loan from affiliate				23,305
Net cash provided by (used in) financing activities				23,305
Change in cash and cash equivalents	(56)	13	69	4
Cash and cash equivalents at beginning of period	73	4	4
Cash and cash equivalents at end of period	17	17	73	4
Eliminations
Cash Flows From Investing Activities:
Loan to affiliate				54,322
Net cash used in investing activities				54,322
Cash Flows From Financing Activities:
Loan from affiliate				(54,322)
Net cash provided by (used in) financing activities				$ (54,322)

Subsequent Event - Additional Information (Detail) (Subsequent Event, USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended
	Feb. 17, 2012	Feb. 29, 2012 Y
Accounts Receivable Securitization Facility
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity	$ 100
Number of days to close the accounts receivable securitization facility		60 days
Credit facility, maturity period		5
Interest rate over the reference rate		2.00%
Reference rate	LIBOR	LIBOR
Additional Revolving Credit Facilities
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity	$ 55
Credit facility, maturity period		5
Reference rate	LIBOR	LIBOR
Interest rate over the reference rate		4.50%

Background and Basis of Presentation (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Segment	Dec. 31, 2011 Segment
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Market segments	3	3

Supplemental Financial Statement Information - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended		3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Intangibles and other assets Asset retirement obligation	Dec. 31, 2011 Intangibles and other assets Asset retirement obligation	Sep. 30, 2012 Write-off of related spare parts and inventory	Sep. 30, 2012 Write-off of related spare parts and inventory	Sep. 30, 2012 Property and equipment impairment	Sep. 30, 2012 Property and equipment impairment	Sep. 30, 2012 Fire Loss	Dec. 31, 2012 Fire Loss Additional Proceeds
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Raw materials inventories, carrying value														$ 3,700,000
Work-in-process inventories, carrying value														1,200,000
Finished goods inventories, carrying value														3,300,000
Raw materials, work-in-process and finished goods inventories, fair value														0
Restructuring and other charges	97,018,000		96,997,000		24,464,000		979,000			5,558,000	5,330,000	66,760,000	66,760,000
Restricted cash	2,972,000		2,972,000		3,560,000	27,399,000		800,000	800,000
Interest cost, capitalized	1,400,000	1,500,000	3,200,000	2,900,000	3,700,000	1,300,000
Depreciation expense	28,100,000	30,600,000	90,600,000	92,700,000	130,500,000	124,900,000	125,200,000
Fixed assets, carrying value	818,716,000		818,716,000		934,699,000	972,711,000								6,400,000
Fixed assets, fair value														0
Proceed from insurance claims														40,000,000
Accrued liabilities, net of Insurance cash advances received and deferred expenses														11,300,000
Property and business losses, additional insurance proceeds															$ 44,000,000

Analysis of Asset Retirement Obligations Included in Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Asset retirement obligations, beginning balance	$ 11,233	$ 13,660	$ 13,660	$ 13,300
Accretion expense	614	607	816	831
Settlement of existing liabilities	(383)	(1,120)	(1,625)	(1,278)
Adjustment to existing liabilities	419	(1,619)	(1,618)	807
Asset retirement obligations, ending balance	$ 11,883	$ 11,528	$ 11,233	$ 13,660

Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations (Detail) (Commodity swaps, USD $)
In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended				12 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011 Designated as Hedging Instrument		Sep. 30, 2012 Designated as Hedging Instrument		Sep. 30, 2011 Designated as Hedging Instrument		Dec. 31, 2011 Designated as Hedging Instrument		Dec. 31, 2010 Designated as Hedging Instrument		Dec. 31, 2009 Designated as Hedging Instrument		Sep. 30, 2012 Not Designated as Hedging Instrument		Sep. 30, 2012 Not Designated as Hedging Instrument		Dec. 31, 2011 Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss Recognized in Accumulated OCI	$ (4,295)		$ (1,365)		$ (5,632)
Loss Reclassified from Accumulated OCI	(633)	[1]	(283)	[1]	(2,488)	[1]	(2,838)	[2]	(8,505)	[2]	(36,723)	[2]	(409)	[1]	(5,281)	[1]
Gain (Loss) Recognized on Derivatives	$ (890)	[1]	$ (50)	[1]	$ (1,348)	[1]	$ 1,121	[3]	$ 921	[3]	$ 4,652	[3]	$ 1,205	[1]	$ (1,112)	[1]	$ 8,643 [3]

[1]	Loss reclassified from Accumulated OCI to earnings and gain (loss) recognized on derivatives is included in Cost of products sold.
[2]	Net losses at December 31, 2011, are expected to be reclassified from Accumulated other comprehensive income into earnings within the next 23 months.
[3]	Location of loss recognized in earnings is included in Cost of products sold.

Charges Incurred Related to Shutdown (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ 97,018	$ 96,997	$ 24,464	$ 979
Property and equipment impairment
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	66,760	66,760
Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	16,209	16,274
Write-off of related spare parts and inventory
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	5,558	5,330
Trademark impairment
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	3,358	3,358
Write-off of purchase obligations and commitments
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	2,439	2,439
Other miscellaneous costs
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ 2,694	$ 2,836

Industry Segment Data (Parenthetical) (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009
Segment Reporting Information [Line Items]
Restructuring charges	$ 97,018,000	$ 96,997,000	$ 24,464,000	$ 979,000
Coated Papers | Operating Income Loss
Segment Reporting Information [Line Items]
Restructuring charges	97,000,000
Hardwood Market Pulp
Segment Reporting Information [Line Items]
Govermental grants associated with a renewable energy project	$ 14,700,000